UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

The following 9 series of Wells Fargo Funds Trust have a March 31 fiscal year end:

Wells Fargo Intrinsic Small Cap Value Fund, Wells Fargo Small Cap Core Fund, Wells Fargo Disciplined Small Cap Fund, Wells Fargo Small Cap Value Fund, Wells Fargo Special Small Cap Value Fund, Wells Fargo Traditional Small Cap Growth Fund, Wells Fargo Precious Metals Fund, Wells Fargo Specialized Technology Fund, and Wells Fargo Utility and Telecommunications Fund.

The following 11 series of Wells Fargo Funds Trust have a September 30 fiscal year end:

Wells Fargo Diversified Capital Builder Fund, Wells Fargo Diversified Income Builder Fund, Wells Fargo Index Asset Allocation Fund, Wells Fargo International Bond Fund, Wells Fargo Strategic Income Fund, Wells Fargo C&B Mid Cap Value Fund, Wells Fargo Common Stock Fund, Wells Fargo Discovery Fund, Wells Fargo Enterprise Fund, Wells Fargo Opportunity Fund, and Wells Fargo Special Mid Cap Value Fund.

Date of reporting period: June 30, 2018

ITEM 1. INVESTMENTS

Wells Fargo Intrinsic Small Cap Value Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 98.44%
Consumer Discretionary : 10.61%
Auto Components : 3.68%
Dana Incorporated	51,488	$1,039,543
Gentherm Incorporated †	23,424	920,563
Tenneco Incorporated	22,217	976,659
		2,936,765

Diversified Consumer Services : 1.01%
Houghton Mifflin Harcourt Company †	105,225	804,971

Hotels, Restaurants & Leisure : 1.24%
Playa Hotels & Resorts NV †	42,892	463,234
Red Robin Gourmet Burgers Incorporated †	11,314	527,232
		990,466

Internet & Direct Marketing Retail : 0.98%
Groupon Incorporated †	181,674	781,198

Leisure Products : 0.96%
Callaway Golf Company	40,486	768,019

Media : 1.45%
Lions Gate Entertainment Class B «	31,698	743,635
MDC Partners Incorporated Class A †	89,023	409,506
		1,153,141

Textiles, Apparel & Luxury Goods : 1.29%
Carter’s Incorporated	9,483	1,027,862

Consumer Staples : 0.74%
Food Products : 0.74%
TreeHouse Foods Incorporated †	11,223	589,320

Energy : 8.00%
Oil, Gas & Consumable Fuels : 8.00%
Cimarex Energy Company	11,951	1,215,895
GasLog Limited	34,437	657,747
Matador Resources Company †	35,586	1,069,359
RSP Permian Incorporated †	36,896	1,624,162
WPX Energy Incorporated †	100,520	1,812,376
		6,379,539

Financials : 26.60%
Banks : 17.99%
Ameris Bancorp	24,045	1,282,801
First Midwest Bancorp Incorporated	26,068	663,952
LegacyTexas Financial Group	34,351	1,340,376
PacWest Bancorp	25,386	1,254,576
Pinnacle Financial Partners Incorporated	19,374	1,188,595
Renasant Corporation	24,418	1,111,507
Sterling BanCorp	76,355	1,794,343
United Community Bank	40,533	1,243,147
Webster Financial Corporation	30,944	1,971,133
Wintrust Financial Corporation	10,112	880,250
Zions Bancorporation	30,741	1,619,743
		14,350,423

1

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund

Security name	Shares	Value
Capital Markets : 1.60%
Stifel Financial Corporation	24,413	$1,275,579

Insurance : 5.59%
CNO Financial Group Incorporated	63,405	1,207,231
First American Financial Corporation	16,167	836,157
Maiden Holdings Limited	107,855	835,876
National General Holdings Corporation	59,944	1,578,326
		4,457,590

Thrifts & Mortgage Finance : 1.42%
Essent Group Limited †	31,596	1,131,769

Health Care : 10.21%
Health Care Equipment & Supplies : 6.63%
AngioDynamics Incorporated †	75,173	1,671,848
Haemonetics Corporation †	10,901	977,602
Integer Holdings Corporation †	18,129	1,172,040
Steris plc	13,973	1,467,305
		5,288,795

Life Sciences Tools & Services : 3.58%
Bio-Rad Laboratories Incorporated Class A †	6,081	1,754,612
Bruker Corporation	37,850	1,099,164
		2,853,776

Industrials : 19.57%
Aerospace & Defense : 1.03%
Aerojet Rocketdyne Holdings †	27,794	819,645

Airlines : 1.09%
Spirit Airlines Incorporated «†	23,857	867,202

Building Products : 1.17%
Masonite International Corporation †	13,036	936,637

Commercial Services & Supplies : 4.56%
Interface Incorporated	54,864	1,259,129
KAR Auction Services Incorporated	24,231	1,327,859
Steelcase Incorporated Class A	77,991	1,052,879
		3,639,867

Machinery : 4.14%
Altra Holdings Incorporated «	24,462	1,054,312
ITT Incorporated	20,225	1,057,161
Rexnord Corporation †	40,907	1,188,757
		3,300,230

Road & Rail : 2.47%
Avis Budget Group Incorporated †	16,243	527,898
Genesee & Wyoming Incorporated Class A †	17,757	1,443,999
		1,971,897

Trading Companies & Distributors : 5.11%
Air Lease Corporation	22,757	955,111
GATX Corporation «	13,708	1,017,545
MRC Global Incorporated †	54,947	1,190,701

2

Wells Fargo Intrinsic Small Cap Value Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name		Shares	Value
Trading Companies & Distributors (continued)
WESCO International Incorporated †		15,911	$908,518
			4,071,875

Information Technology : 10.39%
Communications Equipment : 1.34%
Infinera Corporation †		107,256	1,065,052

Electronic Equipment, Instruments & Components : 5.58%
Anixter International Incorporated †		17,263	1,092,748
Avnet Incorporated		29,597	1,269,415
Synnex Corporation		9,789	944,736
Zebra Technologies Corporation Class A †		7,981	1,143,278
			4,450,177

Internet Software & Services : 0.28%
Apptio Incorporated Class A †		6,276	227,191

IT Services : 2.34%
Conduent Incorporated †		66,662	1,211,249
WEX Incorporated †		3,449	656,966
			1,868,215

Technology Hardware, Storage & Peripherals : 0.85%
Diebold Nixdorf Incorporated «		56,620	676,609

Materials : 2.99%
Metals & Mining : 2.99%
Reliance Steel & Aluminum Company		15,794	1,382,604
Royal Gold Incorporated		10,759	998,866
			2,381,470

Real Estate : 9.33%
Equity REITs : 9.33%
Cousins Properties Incorporated		102,756	995,706
Four Corners Property Trust Incorporated		43,554	1,072,735
Hudson Pacific Properties Incorporated		39,313	1,392,860
Outfront Media Incorporated		36,170	703,507
Physicians Realty Trust		73,476	1,171,207
Retail Opportunity Investment Corporation		64,971	1,244,844
Taubman Centers Incorporated		14,709	864,301
			7,445,160

Total Common Stocks (Cost $64,242,851)			78,510,440

	Yield
Short-Term Investments : 6.47%
Investment Companies : 6.47%
Securities Lending Cash Investment LLC (l)(r)(u)	2.09%	3,738,952	3,739,325
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.83	1,425,799	1,425,799
Total Short-Term Investments (Cost $5,165,055)			5,165,124

3

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund

		Value
Total investments in securities (Cost $69,407,906)	104.91%	$83,675,564
Other assets and liabilities, net	(4.91)	(3,919,281)

Total net assets	100.00%	$79,756,283

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	4,579,892	6,515,100	7,356,040	3,738,952	$3,739,325
Wells Fargo Government Money Market Fund Select Class	893,311	6,885,853	6,353,365	1,425,799	1,425,799

					$5,165,124	6.47%

Wells Fargo Intrinsic Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$8,462,422	$0	$0	$8,462,422
Consumer staples	589,320	0	0	589,320
Energy	6,379,539	0	0	6,379,539
Financials	21,215,361	0	0	21,215,361
Health care	8,142,571	0	0	8,142,571
Industrials	15,607,353	0	0	15,607,353
Information technology	8,287,244	0	0	8,287,244
Materials	2,381,470	0	0	2,381,470
Real estate	7,445,160	0	0	7,445,160
Short-term investments
Investment companies	1,425,799	0	0	1,425,799
Investments measured at net asset Value*				3,739,325

Total assets	$79,936,239	$0	$0	$83,675,564

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $3,739,325 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Small Cap Core Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 99.16%
Consumer Discretionary : 12.80%
Auto Components : 4.02%
LCI Industries	9,690	$873,554
Tenneco Incorporated	20,078	882,629
Tower International Incorporated	29,581	940,676
		2,696,859

Automobiles : 1.34%
Winnebago Industries Incorporated	22,091	896,895

Hotels, Restaurants & Leisure : 1.73%
Ruth’s Chris Steak House Incorporated	41,258	1,157,287

Multiline Retail : 1.36%
Big Lots Stores Incorporated «	21,914	915,567

Specialty Retail : 3.30%
Children’s Place Retail Stores Incorporated	8,943	1,080,314
Zumiez Incorporated †	45,219	1,132,736
		2,213,050

Textiles, Apparel & Luxury Goods : 1.05%
Skechers U.S.A. Incorporated Class A †	23,364	701,154

Consumer Staples : 1.42%
Food Products : 1.42%
Sanderson Farms Incorporated	9,054	952,028

Energy : 4.98%
Energy Equipment & Services : 4.98%
Archrock Incorporated	94,267	1,131,204
C&J Energy Services Incorporated †	42,611	1,005,620
Helix Energy Solutions Group Incorporated †	144,284	1,201,886
		3,338,710

Financials : 15.33%
Banks : 5.69%
FCB Financial Holdings Class A †	24,908	1,464,590
First Merchants Corporation	28,140	1,305,696
Umpqua Holdings Corporation	46,252	1,044,833
		3,815,119

Capital Markets : 5.94%
BrightSphere Investment Group Incorporated	75,424	1,075,546
Evercore Partners Incorporated Class A	14,192	1,496,546
Houlihan Lokey Incorporated	27,493	1,408,191
		3,980,283

Insurance : 3.70%
National General Holdings Corporation	49,082	1,292,329
Universal Insurance Holdings Company	33,854	1,188,275
		2,480,604

1

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Small Cap Core Fund

Security name	Shares	Value
Health Care : 15.78%
Health Care Equipment & Supplies : 4.72%
ICU Medical Incorporated †	3,763	$1,105,005
OraSure Technologies Incorporated †	60,788	1,001,178
Orthofix International NV †	18,638	1,059,011
		3,165,194

Health Care Providers & Services : 5.61%
Encompass Health Corporation	22,515	1,524,716
Magellan Health Services Incorporated †	13,432	1,288,800
Tivity Health Incorporated †	26,845	944,944
		3,758,460

Pharmaceuticals : 5.45%
Catalent Incorporated †	25,494	1,067,944
Corcept Therapeutics Incorporated †	59,126	929,461
Supernus Pharmaceuticals Incorporated †	27,678	1,656,528
		3,653,933

Industrials : 19.73%
Commercial Services & Supplies : 5.11%
ACCO Brands Corporation	82,016	1,135,922
SP Plus Corporation †	28,390	1,056,108
UniFirst Corporation	6,960	1,231,224
		3,423,254

Construction & Engineering : 4.69%
Argan Incorporated	18,006	737,346
EMCOR Group Incorporated	17,351	1,321,799
MasTec Incorporated †	21,404	1,086,253
		3,145,398

Machinery : 3.07%
EnPro Industries Incorporated	12,773	893,471
The Greenbrier Companies Incorporated «	22,041	1,162,663
		2,056,134

Professional Services : 1.90%
Insperity Incorporated	13,350	1,271,588

Road & Rail : 1.71%
Covenant Transport Incorporated Class A †	36,455	1,148,333

Trading Companies & Distributors : 3.25%
Applied Industrial Technologies Incorporated	17,478	1,226,082
Rush Enterprises Incorporated †	21,958	952,538
		2,178,620

Information Technology : 16.37%
Electronic Equipment, Instruments & Components : 4.57%
Kemet Corporation †	52,252	1,261,886
Methode Electronics Incorporated	23,032	928,190
Synnex Corporation	9,042	872,643
		3,062,719

2

Wells Fargo Small Cap Core Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name			Shares	Value
Internet Software & Services : 2.12%
AppFolio Incorporated Class A †			23,194	$1,418,313

IT Services : 3.43%
Hackett Group Incorporated			68,194	1,095,878
ManTech International Corporation Class A			22,431	1,203,199
				2,299,077

Semiconductors & Semiconductor Equipment : 6.25%
Advanced Energy Industries Incorporated †			15,555	903,590
Brooks Automation Incorporated			46,874	1,529,030
MKS Instruments Incorporated			9,704	928,673
Ultra Clean Holdings Incorporated †			49,752	825,883
				4,187,176

Materials : 6.74%
Chemicals : 1.74%
Trinseo SA			16,419	1,164,928

Metals & Mining : 3.47%
Materion Corporation			20,821	1,127,457
Suncoke Energy Incorporated †			89,416	1,198,174
				2,325,631

Paper & Forest Products : 1.53%
Louisiana-Pacific Corporation			37,579	1,022,900

Real Estate : 3.54%
Equity REITs : 3.54%
Ashford Hospitality Trust Incorporated			131,912	1,068,487
The Geo Group Incorporated			47,424	1,306,057
				2,374,544

Utilities : 2.47%
Electric Utilities : 0.78%
Spark Energy Incorporated Class A			53,426	520,904

Independent Power & Renewable Electricity Producers : 1.69%
NRG Yield Incorporated Class A			66,374	1,131,675

Total Common Stocks (Cost $55,359,289)				66,456,337

		Yield
Short-Term Investments : 3.09%
Investment Companies : 3.09%
Securities Lending Cash Investment LLC (l)(r)(u)		2.09%	1,722,628	1,722,800
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.83	343,605	343,605
Total Short-Term Investments (Cost $2,066,405)				2,066,405

Total investments in securities (Cost $57,425,694)	102.25%			68,522,742
Other assets and liabilities, net	(2.25)			(1,505,310)

Total net assets	100.00%			$67,017,432

«	All or a portion of this security is on loan.
†	Non-income-earning security

3

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Small Cap Core Fund

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	4,708,943	8,908,212	11,894,527	1,722,628	$1,722,800
Wells Fargo Government Money Market Fund Select Class	0	4,028,865	3,685,260	343,605	343,605

					$2,066,405	3.09%

Wells Fargo Small Cap Core Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$8,580,812	$0	$0	$8,580,812
Consumer staples	952,028	0	0	952,028
Energy	3,338,710	0	0	3,338,710
Financials	10,276,006	0	0	10,276,006
Health care	10,577,587	0	0	10,577,587
Industrials	13,223,327	0	0	13,223,327
Information technology	10,967,285	0	0	10,967,285
Materials	4,513,459	0	0	4,513,459
Real estate	2,374,544	0	0	2,374,544
Utilities	1,652,579	0	0	1,652,579
Short-term investments
Investment companies	343,605	0	0	343,605
Investments measured at net asset value*				1,722,800

Total assets	$66,799,942	$0	$0	$68,522,742

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $1,722,800 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Disciplined Small Cap Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 96.49%
Consumer Discretionary : 12.09%
Auto Components : 1.77%
Cooper-Standard Holdings Incorporated †	6,084	$794,996
Dana Incorporated	33,204	670,389
Standard Motor Products Incorporated	1,562	75,507
Tenneco Incorporated	19,277	847,417
Tower International Incorporated	23,318	741,512
		3,129,821

Diversified Consumer Services : 1.00%
Grand Canyon Education Incorporated †	9,106	1,016,321
Sotheby’s †	13,918	756,304
		1,772,625

Hotels, Restaurants & Leisure : 2.07%
Brinker International Incorporated	23,584	1,122,598
Century Casinos Incorporated †	8,704	76,160
Marriott Vacations Worldwide Corporation	7,827	884,138
Planet Fitness Incorporated Class A †	17,223	756,779
Playags Incorporated †	4,063	109,985
Ruth’s Chris Steak House Incorporated	25,333	710,591
		3,660,251

Household Durables : 1.82%
Century Communities Incorporated †	21,672	683,752
Helen of Troy Limited †	11,802	1,161,907
KB Home Incorporated	18,688	509,061
La-Z-Boy Incorporated	14,167	433,510
William Lyon Homes Class A †	18,778	435,650
		3,223,880

Internet & Direct Marketing Retail : 0.38%
Nutrisystem Incorporated	17,545	675,483

Media : 0.38%
Nexstar Media Group Incorporated Class A	9,244	678,510

Multiline Retail : 0.29%
Big Lots Stores Incorporated	12,476	521,247

Specialty Retail : 3.33%
Asbury Automotive Group Incorporated †	1,294	88,704
Caleres Incorporated	19,131	657,915
Children’s Place Retail Stores Incorporated	8,065	974,252
DSW Incorporated Class A	41,840	1,080,309
Hudson Limited Class A †	55,660	973,493
Lithia Motors Incorporated Class A	5,137	485,806
Tailored Brands Incorporated	23,366	596,300
Zumiez Incorporated †	41,156	1,030,958
		5,887,737

Textiles, Apparel & Luxury Goods : 1.05%
Skechers U.S.A. Incorporated Class A †	15,868	476,199
Steven Madden Limited	25,873	1,373,856
		1,850,055

1

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Disciplined Small Cap Fund

Security name	Shares	Value
Consumer Staples : 3.29%
Food & Staples Retailing : 1.50%
Performance Food Group Company †	39,780	$1,459,926
United Natural Foods Incorporated †	28,199	1,202,969
		2,662,895

Food Products : 0.60%
Calavo Growers Incorporated	3,678	353,640
Fresh Del Monte Produce Incorporated	15,802	703,979
		1,057,619

Personal Products : 1.07%
Medifast Incorporated	7,574	1,213,052
USANA Health Sciences Incorporated †	5,918	682,345
		1,895,397

Tobacco : 0.12%
Turning Point Brands Incorporated	6,595	210,381

Energy : 5.71%
Energy Equipment & Services : 2.22%
Archrock Incorporated	66,953	803,436
Helix Energy Solutions Group Incorporated †	52,511	437,417
Mammoth Energy Services Incorporated †	12,953	439,884
Pioneer Energy Services Corporation †	85,675	501,199
ProPetro Holding Corporation †	24,313	381,228
Tetra Technologies Incorporated †	123,659	550,283
Unit Corporation †	31,881	814,878
		3,928,325

Oil, Gas & Consumable Fuels : 3.49%
Abraxas Petroleum Corporation †	359,133	1,037,894
Callon Petroleum Company †	78,598	844,143
Delek US Holdings Incorporated	26,414	1,325,190
Denbury Resources Incorporated †	84,673	407,277
HighPoint Resources Corporation †	108,426	659,230
Oasis Petroleum Incorporated †	68,435	887,602
SRC Energy Incorporated †	92,134	1,015,317
		6,176,653

Financials : 17.41%
Banks : 9.31%
Bank of N.T. Butterfield & Son Limited	20,390	932,231
Berkshire Hills Bancorp Incorporated	15,180	616,308
Brookline Bancorp Incorporated	15,840	294,624
Central Pacific Financial Company	10,796	309,305
CNB Financial Corporation	2,613	78,547
Enterprise Financial Service	15,247	822,576
FB Financial Corporation	13,373	544,549
First Bancorp Corporation	19,006	777,535
First Financial Bancorp	21,015	644,110
First Interstate BancSystem Class A	13,462	568,096
First Merchants Corporation	18,459	856,498
First Midwest Bancorp Incorporated	6,882	175,285
Great Western Bancorp Incorporated	11,533	484,271
Hancock Holding Company	16,231	757,176
Heartland Financial USA Incorporated	17,310	949,454
Heritage Commerce Corporation	32,996	560,602
IBERIABANK Corporation	1,943	147,279
Independent Bank Corporation	21,645	551,948

2

Wells Fargo Disciplined Small Cap Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Shares	Value
Banks (continued)
Lakeland Financial Corporation	17,135	$825,736
Mercantile Bank Corporation	6,934	256,281
Peoples Bancorp Incorporated	6,282	237,334
Preferred Bank (Los Angeles)	12,320	757,187
Sterling Bancorp	25,205	592,318
TriCo Bancshares	19,992	748,700
Umpqua Holdings Corporation	33,101	747,752
United Community Bank	15,999	490,689
Univest Corporation of Pennsylvania	18,732	515,130
Valley National Bancorp	94,633	1,150,737
Westamerica Bancorporation «	1,482	83,748
		16,476,006

Capital Markets : 3.19%
BGC Partners Incorporated Class A	70,116	793,713
BrightSphere Investment Group Incorporated	45,245	645,194
Evercore Partners Incorporated Class A	10,959	1,155,627
Golub Capital BDC Incorporated	48,832	893,626
Houlihan Lokey Incorporated	24,711	1,265,697
Stifel Financial Corporation	16,905	883,286
		5,637,143

Consumer Finance : 0.71%
Elevate Credit Incorporated †	16,645	140,817
Enova International Incorporated †	30,733	1,123,291
		1,264,108

Diversified Financial Services : 0.35%
Compass Diversified Holdings	35,956	622,039

Insurance : 1.88%
Amerisafe Incorporated	12,320	711,480
CNO Financial Group Incorporated	20,500	390,320
Health Insurance Innovations Incorporated Class A †	22,488	727,487
National General Holdings Corporation	28,396	747,667
Universal Insurance Holdings Company	21,441	752,579
		3,329,533

Thrifts & Mortgage Finance : 1.97%
Essent Group Limited †	23,725	849,830
First Defiance Financial Corporation	12,193	817,663
MGIC Investment Corporation †	87,773	940,927
Pennymac Financial Service Incorporated †	18,978	372,918
Radian Group Incorporated	30,550	495,521
		3,476,859

Health Care : 15.61%
Biotechnology : 5.03%
Amicus Therapeutics Incorporated †	22,325	348,717
Array BioPharma Incorporated †	42,895	719,778
Concert Pharmaceuticals Incorporated †	19,137	322,076
Cytomx Therapeutics Incorporated †	24,908	569,397
Emergent BioSolutions Incorporated †	9,922	500,962
Exelixis Incorporated †	27,376	589,132
Fibrogen Incorporated †	16,044	1,004,354
Halozyme Therapeutics Incorporated †	33,730	569,025
Immunogen Incorporated †	58,067	564,992
Ligand Pharmaceuticals Incorporated †	3,855	798,640
Regenxbio Incorporated †	12,131	870,399
Retrophin Incorporated †	17,800	485,228

3

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Disciplined Small Cap Fund

Security name	Shares	Value
Biotechnology (continued)
Sangamo Biosciences Incorporated †	24,227	$344,023
Spectrum Pharmaceuticals Incorporated †	29,032	608,511
Vanda Pharmaceuticals Incorporated †	31,466	599,427
		8,894,661

Health Care Equipment & Supplies : 3.50%
Cutera Incorporated †	13,873	559,082
ICU Medical Incorporated †	3,803	1,116,751
Inogen Incorporated †	6,858	1,277,851
K2M Group Holdings Incorporated †	3,582	80,595
Lantheus Holdings Incorporated †	17,013	247,539
Merit Medical Systems Incorporated †	22,132	1,133,158
Novocure Limited †	27,967	875,367
Orthofix International NV †	16,030	910,825
		6,201,168

Health Care Providers & Services : 3.95%
Addus Homecare Corporation †	7,329	419,585
Biotelemetry Incorporated †	13,216	594,720
Centene Corporation †	5,825	717,698
Encompass Health Corporation	16,977	1,149,682
Ensign Group Incorporated	17,755	635,984
LHC Group Incorporated †	11,612	993,871
Magellan Health Services Incorporated †	9,721	932,730
R1 RCM Incorporated †	81,554	707,889
Select Medical Holdings Corporation †	19,598	355,704
Tivity Health Incorporated †	13,731	483,331
		6,991,194

Life Sciences Tools & Services : 0.63%
PRA Health Sciences Incorporated †	11,955	1,116,119

Pharmaceuticals : 2.50%
Catalent Incorporated †	28,013	1,173,465
Corcept Therapeutics Incorporated †	36,112	567,681
Horizon Pharma plc †	61,691	1,021,603
Intersect ENT Incorporated †	7,948	297,653
Supernus Pharmaceuticals Incorporated †	22,848	1,367,453
		4,427,855

Industrials : 13.64%
Air Freight & Logistics : 0.13%
XPO Logistics Incorporated †	2,264	226,808

Airlines : 0.34%
SkyWest Incorporated	11,419	592,646

Building Products : 1.33%
Builders FirstSource Incorporated †	44,565	815,094
NCI Building Systems Incorporated †	31,919	670,299
Patrick Industries Incorporated †	15,387	874,751
		2,360,144

Commercial Services & Supplies : 1.46%
ACCO Brands Corporation	19,165	265,435
Deluxe Corporation	5,846	387,064
Knoll Incorporated	25,839	537,710
Tetra Tech Incorporated	18,592	1,087,632
UniFirst Corporation	1,763	311,875
		2,589,716

4

Wells Fargo Disciplined Small Cap Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Shares	Value
Construction & Engineering : 2.33%
Ameresco Incorporated Class A †	33,333	$399,996
EMCOR Group Incorporated	15,588	1,187,494
MasTec Incorporated †	23,429	1,189,022
Primoris Services Corporation	27,988	762,113
Sterling Construction Company Incorporated †	17,962	234,045
Tutor Perini Corporation †	11,290	208,301
Valmont Industries Incorporated	905	136,429
		4,117,400

Electrical Equipment : 1.12%
Atkore International Incorporated †	38,052	790,340
EnerSys	16,013	1,195,210
		1,985,550

Electronic Equipment, Instruments & Components : 0.28%
ScanSource Incorporated †	12,321	496,536

Machinery : 2.76%
Barnes Group Incorporated	17,821	1,049,657
ESCO Technologies Incorporated	14,402	830,995
Franklin Electric Company Incorporated	16,057	724,171
Global Brass & Copper Holdings Incorporated	10,314	323,344
Kadant Incorporated	6,344	609,976
Lydall Incorporated †	3,803	166,001
Meritor Incorporated †	47,036	967,531
Park Ohio Holdings Corporation	5,450	203,285
		4,874,960

Professional Services : 2.00%
CBIZ Incorporated †	15,404	354,292
Insperity Incorporated	14,158	1,348,550
Korn/Ferry International	22,086	1,367,786
Navigant Consulting Incorporated †	21,226	469,944
		3,540,572

Road & Rail : 0.66%
Covenant Transport Incorporated Class A †	31,445	990,518
YRC Worldwide Incorporated †	18,450	185,423
		1,175,941

Trading Companies & Distributors : 1.23%
Applied Industrial Technologies Incorporated	11,401	799,780
Rush Enterprises Incorporated †	14,851	644,236
Triton International Limited	23,584	723,085
		2,167,101

Information Technology : 14.86%
Communications Equipment : 0.38%
Ciena Corporation †	25,644	679,822

Electronic Equipment, Instruments & Components : 3.30%
Control4 Corporation †	14,450	351,280
Electro Scientific Industries Incorporated †	33,329	525,598
Fabrinet †	10,858	400,552
Insight Enterprises Incorporated †	20,656	1,010,698
Kemet Corporation †	48,375	1,168,256
Methode Electronics Incorporated	5,213	210,084
Plexus Corporation †	5,410	322,111
Synnex Corporation	7,097	684,931

5

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Disciplined Small Cap Fund

Security name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
TTM Technologies Incorporated †	53,833	$949,076
Vishay Precision Group †	5,848	223,101
		5,845,687

Internet Software & Services : 2.37%
Blucora Incorporated †	28,807	1,065,859
Carbonite Incorporated †	12,724	444,068
J2 Global Incorporated	14,198	1,229,689
Quinstreet Incorporated †	41,128	522,326
Stamps.com Incorporated †	3,651	923,886
		4,185,828

IT Services : 4.29%
CACI International Incorporated Class A †	3,450	581,498
CoreLogic Incorporated †	806	41,831
CSG Systems International Incorporated	19,051	778,614
EPAM Systems Incorporated †	8,259	1,026,841
Euronet Worldwide Incorporated †	2,330	195,184
EVERTEC Incorporated	27,272	595,893
Exlservice Holdings Incorporated †	16,262	920,592
Hackett Group Incorporated	3,460	55,602
ManTech International Corporation Class A	6,136	329,135
Perficient Incorporated †	21,796	574,761
Sykes Enterprises Incorporated †	25,050	720,939
Travelport Worldwide Limited	61,819	1,146,124
Virtusa Corporation †	12,798	623,007
		7,590,021

Semiconductors & Semiconductor Equipment : 2.84%
Entegris Incorporated	40,040	1,357,356
Ichor Holdings Limited †	29,215	619,942
MKS Instruments Incorporated	9,071	868,095
Rudolph Technologies Incorporated †	23,543	696,873
Ultra Clean Holdings Incorporated †	42,992	713,667
Xcerra Corporation †	55,236	771,647
		5,027,580

Software : 1.21%
American Software Incorporated Class A	29,334	427,396
Qualys Incorporated †	4,356	367,211
Upland Software Incorproated †	9,441	324,487
Verint Systems Incorporated †	22,969	1,018,675
		2,137,769

Technology Hardware, Storage & Peripherals : 0.47%
Immersion Corporation †	53,851	831,459

Materials : 5.09%
Chemicals : 2.76%
Ferro Corporation †	34,484	718,991
Innospec Incorporated	4,197	321,280
Kooper Holdings Incorporated †	18,239	699,466
Kraton Performance Polymers Incorporated †	10,810	498,773
Kronos Worldwide Incorporated	15,791	355,771
PolyOne Corporation	25,101	1,084,865
Trinseo SA	16,984	1,205,015
		4,884,161

6

Wells Fargo Disciplined Small Cap Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name		Shares	Value
Containers & Packaging : 1.12%
Ardagh Group SA		38,467	$639,322
Berry Global Group Incorporated †		12,432	571,126
Greif Incorporated Class A		14,734	779,281
			1,989,729

Paper & Forest Products : 1.21%
Boise Cascade Company		21,437	958,234
Louisiana-Pacific Corporation		33,831	920,880
Schweitzer-Mauduit International Incorporated		5,887	257,380
			2,136,494

Real Estate : 6.13%
Equity REITs : 6.13%
Ashford Hospitality Trust Incorporated		91,483	741,012
CoreSite Realty Corporation		7,222	800,342
CyrusOne Incorporated		18,201	1,062,210
Digital Realty Trust Incorporated		9,797	1,093,149
Hudson Pacific Properties Incorporated		26,529	939,922
Nexpoint Residential		12,115	344,672
Preferred Apartment Communities Incorporated Series A		55,231	938,375
QTS Realty Trust Incorporated Class A		10,641	420,320
Ryman Hospitality Properties Incorporated		15,778	1,311,941
Sabra Health Care REIT Incorporated		30,301	658,441
STAG Industrial Incorporated		26,371	718,082
Terreno Realty Corporation		1,246	46,937
The Geo Group Incorporated		32,817	903,780
Xenia Hotels & Resorts Incorporated		35,272	859,226
			10,838,409

Telecommunication Services : 0.42%
Diversified Telecommunication Services : 0.42%
Vonage Holdings Corporation †		57,642	743,005

Utilities : 2.24%
Electric Utilities : 1.99%
IDACORP Incorporated		12,542	1,156,864
Otter Tail Corporation		17,175	817,530
Portland General Electric Company		30,343	1,297,467
Spark Energy Incorporated Class A		25,059	244,325
			3,516,186

Independent Power & Renewable Electricity Producers : 0.25%
NRG Yield Incorporated Class A		26,436	450,734

Total Common Stocks (Cost $166,922,615)			170,751,822

Exchange-Traded Funds : 1.75%
iShares Russell 2000 Index ETF		18,978	3,108,027
Total Exchange-Traded Funds (Cost $3,101,072)			3,108,027

	Yield
Short-Term Investments : 1.87%
Investment Companies : 1.87%
Securities Lending Cash Investment LLC (l)(r)(u)	2.09%	3,190,276	3,190,595

7

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Disciplined Small Cap Fund

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.83%	115,562	$115,562
Total Short-Term Investments (Cost $3,306,157)				3,306,157

Total investments in securities (Cost $173,329,844)	100.11%			177,166,006
Other assets and liabilities, net	(0.11)			(195,981)

Total net assets	100.00%			$176,970,025

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

8

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	13,754,682	24,696,657	35,261,063	3,190,276	$3,190,595
Wells Fargo Government Money Market Fund Select Class	14,793,357	20,416,064	35,093,859	115,562	115,562

					$3,306,157	1.87%

Wells Fargo Disciplined Small Cap Fund

Notes to Portfolio of investments – June 30, 2018 (unaudited)

Effective at the close of business on June, 27, 2018, the Wells Fargo Small Cap Opportunities Fund changed its name to Wells Fargo Disciplined Small Cap Fund (the “Fund”).

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$21,399,609	$0	$0	$21,399,609
Consumer staples	5,826,292	0	0	5,826,292
Energy	10,104,978	0	0	10,104,978
Financials	30,805,688	0	0	30,805,688
Health care	27,630,997	0	0	27,630,997
Industrials	24,127,374	0	0	24,127,374
Information technology	26,298,166	0	0	26,298,166
Materials	9,010,384	0	0	9,010,384
Real estate	10,838,409	0	0	10,838,409
Telecommunication services	743,005	0	0	743,005
Utilities	3,966,920	0	0	3,966,920
Exchange-traded funds	3,108,027	0	0	3,108,027
Short-term investments
Investment companies	115,562	0	0	115,562
Investments measured at net asset value*				3,190,595

Total assets	$173,975,411	$0	$0	$177,166,006

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $3,190,595 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Small Cap Value Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 98.08%
Consumer Discretionary : 9.43%
Hotels, Restaurants & Leisure : 3.81%
Bloomin’ Brands Incorporated	445,300	$8,950,530
Century Casinos Incorporated †	1,345,500	11,773,125
Peak Resorts Incorporated	100	500
Scientific Games Corporation Class A †	3,800	186,770
The Wendy’s Company	20,600	353,908
		21,264,833

Household Durables : 5.25%
Cavco Industries Incorporated †	60,300	12,521,295
Nobility Homes Incorporated	64,300	1,356,087
Skyline Corporation	113,300	3,970,032
Taylor Morrison Home Corporation Class A †	181,000	3,761,180
The New Home Company Incorporated †	775,919	7,735,912
		29,344,506

Leisure Products : 0.34%
Vista Outdoor Incorporated †	123,400	1,911,466

Textiles, Apparel & Luxury Goods : 0.03%
G-III Apparel Group Limited †	4,000	177,600

Consumer Staples : 0.47%
Food Products : 0.47%
Amira Nature Foods Limited †	1,187,100	2,635,362

Energy : 8.04%
Energy Equipment & Services : 2.80%
CARBO Ceramics Incorporated †	655,600	6,011,852
Newpark Resources Incorporated †	544,200	5,904,570
Parker Drilling Company †	769,000	292,220
Smart Sand Incorporated †	466,300	2,476,053
Tidewater Incorporated †	33,800	977,834
		15,662,529

Oil, Gas & Consumable Fuels : 5.24%
Navigator Holdings Limited †	1,246,888	15,773,133
Oasis Petroleum Incorporated †	413,600	5,364,392
Paramount Resources Limited Class A †	266,500	3,011,743
Range Resources Corporation	306,100	5,121,053
		29,270,321

Financials : 32.58%
Banks : 22.52%
Ameris Bancorp	135,300	7,218,255
BankUnited Incorporated	351,100	14,342,435
CenterState Banks Incorporated	508,000	15,148,560
First Horizon National Corporation	586,300	10,459,592
Hanmi Financial Corporation	194,900	5,525,415
Hilltop Holdings Incorporated	217,500	4,800,225
Hope Bancorp Incorporated	708,700	12,636,121
IBERIABANK Corporation	203,100	15,394,980
LegacyTexas Financial Group	209,700	8,182,494
OFG Bancorp	184,400	2,590,820
Sterling BanCorp	466,900	10,972,150
The Bancorp Incorporated †	1,512,400	15,819,704

1

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Small Cap Value Fund

Security name	Shares	Value
Banks (continued)
Valley National Bancorp	229,600	$2,791,936
		125,882,687

Capital Markets : 0.21%
Medley Management Incorporated Class A (l)	323,400	1,148,070

Consumer Finance : 0.81%
Enova International Incorporated †	123,900	4,528,545

Insurance : 5.09%
Argo Group International Holdings Limited	40,200	2,337,630
First Acceptance Corporation †	83,100	94,734
James River Group Holdings Limited	205,900	8,089,811
National General Holdings Corporation	681,524	17,944,527
		28,466,702

Mortgage REITs : 1.76%
Redwood Trust Incorporated	598,700	9,860,589

Thrifts & Mortgage Finance : 2.19%
BofI Holding Incorporated †	49,000	2,004,590
Essent Group Limited †	178,500	6,393,870
NMI Holdings Incorporated Class A †	234,200	3,817,460
		12,215,920

Health Care : 6.07%
Health Care Equipment & Supplies : 0.97%
Hologic Incorporated †	29,900	1,188,525
Lantheus Holdings Incorporated †	281,900	4,101,645
OraSure Technologies Incorporated †	6,800	111,996
		5,402,166

Health Care Providers & Services : 2.36%
Cross Country Healthcare Incorporated †	487,900	5,488,875
Tivity Health Incorporated †	218,900	7,705,280
		13,194,155

Health Care Technology : 1.65%
Allscripts Healthcare Solutions Incorporated †	709,800	8,517,600
Omnicell Incorporated †	13,300	697,585
		9,215,185

Pharmaceuticals : 1.09%
Mallinckrodt plc †	99,700	1,860,402
Prestige Brands Holdings Incorporated †	110,300	4,233,314
		6,093,716

Industrials : 16.53%
Air Freight & Logistics : 0.98%
Atlas Air Worldwide Holdings Incorporated †	76,300	5,470,710

Airlines : 0.05%
Azul SA ADR †	16,100	263,396

Building Products : 2.29%
Armstrong Flooring Incorporated †	344,700	4,839,588
Builders FirstSource Incorporated †	225,300	4,120,737

2

Wells Fargo Small Cap Value Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Shares	Value
Building Products (continued)
CSW Industrials Incorporated †	73,100	$3,863,335
		12,823,660

Commercial Services & Supplies : 4.86%
ABM Industries Incorporated	188,100	5,488,758
ACCO Brands Corporation	1,031,800	14,290,430
Healthcare Services Group Incorporated	162,900	7,035,651
Hudson Technologies Incorporated †	180,500	362,805
		27,177,644

Construction & Engineering : 1.51%
Bird Construction Incorporated (a)	194,200	1,069,207
IES Holdings Incorporated †	119,700	2,004,975
Tutor Perini Corporation †	290,700	5,363,415
		8,437,597

Machinery : 5.29%
Actuant Corporation Class A	219,700	6,448,195
Freightcar America Incorporated (l)	697,800	11,716,062
Milacron Holdings Corporation †	267,400	5,061,882
Mueller Water Products Incorporated Class A	538,800	6,314,736
		29,540,875

Professional Services : 0.98%
Hill International Incorporated †	925,605	5,461,070

Trading Companies & Distributors : 0.57%
Applied Industrial Technologies Incorporated	45,500	3,191,825

Information Technology : 9.15%
Communications Equipment : 2.06%
Finisar Corporation †	354,800	6,386,400
Harmonic Incorporated †	1,210,800	5,145,900
		11,532,300

Electronic Equipment, Instruments & Components : 3.10%
Coherent Incorporated †	11,700	1,830,114
OSI Systems Incorporated †	200,400	15,496,932
		17,327,046

IT Services : 0.49%
Travelport Worldwide Limited	146,000	2,706,840

Technology Hardware, Storage & Peripherals : 3.50%
Cray Incorporated †	534,900	13,158,540
Diebold Nixdorf Incorporated	274,100	3,275,495
Quantum Corporation †	1,425,200	3,135,440
		19,569,475

Materials : 10.82%
Containers & Packaging : 0.28%
Intertape Polymer Group Incorporated (a)	112,500	1,547,913

Metals & Mining : 10.54%
Agnico Eagle Mines Limited	5,000	229,150
Argonaut Gold Incorporated †	734,600	1,300,242
Carpenter Technology Corporation	91,400	4,804,898

3

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Small Cap Value Fund

Security name			Shares	Value
Metals & Mining (continued)
Eldorado Gold Corporation †			1,242,600	$1,234,523
Haynes International Incorporated			194,000	7,127,560
Nevsun Resources Limited			800,600	2,778,082
NovaGold Resources Incorporated †			646,000	2,874,700
Olympic Steel Incorporated			27,700	565,357
Randgold Resources Limited ADR			235,900	18,185,531
Royal Gold Incorporated			34,300	3,184,412
Ryerson Holding Corporation †			89,700	1,000,155
Sandstorm Gold Limited †			2,588,200	11,646,900
Schnitzer Steel Industries Incorporated Class A			39,500	1,331,150
SSR Mining Incorporated †			188,700	1,862,469
TimkenSteel Corporation †			47,109	770,233
				58,895,362

Real Estate : 1.78%
Equity REITs : 1.78%
UMH Properties Incorporated			648,500	9,954,475

Telecommunication Services : 3.21%
Diversified Telecommunication Services : 3.21%
Cincinnati Bell Incorporated †			614,600	9,649,220
Iradium Communications Incorporated †			516,600	8,317,260
				17,966,480

Total Common Stocks (Cost $435,133,244)				548,141,020

Exchange-Traded Funds : 1.40%
SPDR S&P Regional Banking ETF			22,400	1,366,400
VanEck Vectors Gold Miners ETF			181,451	4,048,172
VanEck Vectors Junior Gold Miners ETF			72,683	2,376,734
Total Exchange-Traded Funds (Cost $7,826,675)				7,791,306

		Yield
Short-Term Investments : 0.15%
Investment Companies : 0.15%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.83%	826,518	826,518

Total Short-Term Investments (Cost $826,518)				826,518

Total investments in securities (Cost $443,786,437)	99.63%			556,758,844
Other assets and liabilities, net	0.37			2,089,567

Total net assets	100.00%			$558,848,411

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
ETF	Exchange-traded fund
REIT	Real estate investment trust
SPDR	Standard & Poor’s Depositary Receipts

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Common Stocks
Financials
Capital Markets
Medley Management Incorporated Class A	323,400	0	0	323,400	$1,148,070
Industrials
Machinery
Freightcar America Incorporated	697,800	0	0	697,800	11,716,062
					12,864,132	2.30%

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	1,673,791	30,834,807	31,682,080	826,518	826,518	0.15

					$13,690,650	2.45%

Wells Fargo Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$51,342,318	$1,356,087	$0	$52,698,405
Consumer staples	2,635,362	0	0	2,635,362
Energy	44,932,850	0	0	44,932,850
Financials	182,102,513	0	0	182,102,513
Health care	33,905,222	0	0	33,905,222
Industrials	91,297,570	1,069,207	0	92,366,777
Information technology	51,135,661	0	0	51,135,661
Materials	58,895,362	1,547,913	0	60,443,275
Real estate	9,954,475	0	0	9,954,475
Telecommunications services	17,966,480	0	0	17,966,480
Exchange-traded funds	7,791,306	0	0	7,791,306
Short-term investments
Investment companies	826,518	0	0	826,518

Total assets	$552,785,637	$3,973,207	$0	$556,758,844

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Special Small Cap Value Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 93.38%
Consumer Discretionary : 9.67%
Diversified Consumer Services : 0.09%
Liberty Tax Incorporated «	270,846	$2,187,081

Hotels, Restaurants & Leisure : 4.78%
Denny’s Corporation †	2,545,518	40,550,102
DineEquity Incorporated «	705,700	52,786,360
The Wendy’s Company	1,564,100	26,871,238
		120,207,700

Household Durables : 1.50%
Dixie Group Incorporated †	706,635	1,625,261
Helen of Troy Limited †	366,300	36,062,235
		37,687,496

Media : 1.54%
A.H. Belo Corporation Class A (l)	1,433,589	6,737,868
Gannett Company Incorporated	1,156,221	12,371,565
New Media Investment Group Incorporated	1,060,239	19,593,217
		38,702,650

Specialty Retail : 0.49%
Christopher & Banks Corporation «†	1,070,348	1,006,127
The Buckle Incorporated «	424,020	11,406,138
		12,412,265

Textiles, Apparel & Luxury Goods : 1.27%
Delta Apparel Incorporated †(l)	462,892	8,956,960
Steven Madden Limited	435,000	23,098,500
		32,055,460

Consumer Staples : 6.92%
Beverages : 0.87%
Cott Corporation	1,328,600	21,988,330

Food & Staples Retailing : 0.33%
SUPERVALU Incorporated «†	406,003	8,331,182

Food Products : 2.76%
Hostess Brands Incorporated †	717,423	9,756,953
Nomad Foods Limited †	2,071,024	39,742,951
TreeHouse Foods Incorporated †	376,785	19,784,980
		69,284,884

Household Products : 2.71%
Central Garden & Pet Company †	598,980	26,043,650
Central Garden & Pet Company Class A †	91,500	3,703,005
HRG Group Incorporated †	2,936,100	38,433,549
		68,180,204

Personal Products : 0.25%
Edgewell Personal Care Company †	124,100	6,262,086

1

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Special Small Cap Value Fund

Security name	Shares	Value
Energy : 4.89%
Energy Equipment & Services : 2.53%
C&J Energy Services Incorporated †	498,800	$11,771,680
Forum Energy Technologies Incorporated †	347,700	4,294,095
Oil States International Incorporated †	497,100	15,956,910
Patterson-UTI Energy Incorporated	1,179,100	21,223,800
Tetra Technologies Incorporated †	2,327,200	10,356,040
		63,602,525

Oil, Gas & Consumable Fuels : 2.36%
Callon Petroleum Company †	313,600	3,368,064
Penn Virginia Corporation «†	71,800	6,095,102
QEP Resources Incorporated †	1,913,000	23,453,380
WPX Energy Incorporated †	1,465,668	26,425,994
		59,342,540

Financials : 18.07%
Banks : 10.62%
Associated Banc Corporation	1,290,500	35,230,650
First Citizens BancShares Corporation Class A	141,150	56,925,795
Fulton Financial Corporation	497,449	8,207,909
Hancock Holding Company	634,000	29,576,100
IBERIABANK Corporation	339,600	25,741,680
Renasant Corporation	870,245	39,613,552
South State Corporation	211,700	18,259,125
UMB Financial Corporation	702,986	53,588,623
		267,143,434

Capital Markets : 3.11%
Apollo Investment Corporation	2,475,016	13,785,839
Artisan Partners Asset Management Incorporated Class A	872,101	26,293,845
New Mountain Finance Corporation	1,061,025	14,429,940
Westwood Holdings Group Incorporated	397,685	23,678,165
		78,187,789

Insurance : 3.45%
Aspen Insurance Holdings Limited	518,500	21,102,950
ProAssurance Corporation	656,400	23,269,380
Stewart Information Services Corporation	630,807	27,168,857
Validus Holdings Limited	225,300	15,230,280
		86,771,467

Mortgage REITs : 0.69%
Apollo Commercial Real Estate Finance Incorporated	944,637	17,267,964

Thrifts & Mortgage Finance : 0.20%
Flagstar Bancorp Incorporated †	144,132	4,937,962

Health Care : 2.32%
Health Care Equipment & Supplies : 0.18%
Varex Imaging Corporation †	122,600	4,547,234

Health Care Providers & Services : 0.51%
Hanger Incorporated †	401,800	6,814,528
Patterson Companies Incorporated «	262,500	5,950,875
		12,765,403

Life Sciences Tools & Services : 0.32%
Cambrex Corporation †	155,600	8,137,880

2

Wells Fargo Special Small Cap Value Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Shares	Value
Pharmaceuticals : 1.31%
Innoviva Incorporated †	671,702	$9,269,488
Prestige Brands Holdings Incorporated †	617,100	23,684,298
		32,953,786

Industrials : 21.72%
Building Products : 4.47%
CSW Industrials Incorporated †	692,544	36,600,950
Griffon Corporation	345,700	6,153,460
Quanex Building Products Corporation	623,600	11,193,620
Simpson Manufacturing Company Incorporated	941,095	58,526,698
		112,474,728

Commercial Services & Supplies : 5.66%
ABM Industries Incorporated	218,300	6,369,994
ACCO Brands Corporation	1,574,061	21,800,745
Brady Corporation Class A	705,909	27,212,792
Deluxe Corporation	488,300	32,330,343
Ennis Incorporated (l)	1,343,120	27,332,492
LSC Communications Incorporated	356,162	5,577,497
Viad Corporation	399,950	21,697,288
		142,321,151

Electrical Equipment : 2.22%
Atkore International Incorporated †	1,289,421	26,781,274
EnerSys	389,635	29,082,356
		55,863,630

Machinery : 8.57%
Douglas Dynamics Incorporated	725,970	34,846,560
Franklin Electric Company Incorporated	929,536	41,922,074
Global Brass & Copper Holdings Incorporated	785,119	24,613,481
Hillenbrand Incorporated	585,244	27,594,255
Kadant Incorporated	284,959	27,398,808
Mueller Industries Incorporated	1,788,663	52,783,445
NN Incorporated	330,500	6,246,450
		215,405,073

Professional Services : 0.53%
Korn/Ferry International	216,632	13,416,020

Trading Companies & Distributors : 0.27%
Aircastle Limited	329,700	6,758,850

Information Technology : 8.67%
Communications Equipment : 0.74%
NETGEAR Incorporated †	298,702	18,668,875

Electronic Equipment, Instruments & Components : 5.28%
AVX Corporation	914,760	14,334,289
Badger Meter Incorporated	283,077	12,653,542
Belden Incorporated	666,168	40,716,188
Coherent Incorporated †	106,200	16,611,804
Novanta Incorporated †	393,445	24,511,624
Orbotech Limited †	387,430	23,943,174
		132,770,621

IT Services : 1.82%
Conduent Incorporated †	853,900	15,515,363

3

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Special Small Cap Value Fund

Security name	Shares	Value
IT Services (continued)
Maximus Incorporated	160,000	$9,937,600
Sykes Enterprises Incorporated †	708,100	20,379,118
		45,832,081

Semiconductors & Semiconductor Equipment : 0.29%
DSP Group Incorporated †	589,448	7,338,628

Technology Hardware, Storage & Peripherals : 0.54%
Glassbridge Enterprises Incorporated «†(l)	305,221	289,960
NCR Corporation †	437,700	13,122,246
		13,412,206

Materials : 15.50%
Chemicals : 7.83%
A. Schulman Incorporated	593,258	26,399,981
Innophos Holdings Incorporated	138,601	6,597,408
Innospec Incorporated	690,891	52,887,706
KMG Chemicals Incorporated	531,726	39,230,744
PolyOne Corporation	321,300	13,886,586
PQ Group Holdings Incorporated †	594,773	10,705,914
Quaker Chemical Corporation	109,390	16,941,229
Sensient Technologies Corporation	423,000	30,265,650
		196,915,218

Construction Materials : 1.85%
Eagle Materials Incorporated	443,400	46,543,698

Containers & Packaging : 1.47%
Silgan Holdings Incorporated	1,374,842	36,887,011

Metals & Mining : 0.86%
Compass Minerals International Incorporated	329,300	21,651,475

Paper & Forest Products : 3.49%
Neenah Paper Incorporated	709,321	60,185,887
Schweitzer-Mauduit International Incorporated	630,387	27,560,520
		87,746,407

Real Estate : 2.47%
Equity REITs : 2.47%
Acadia Realty Trust	392,000	10,729,040
LaSalle Hotel Properties	811,600	27,781,068
Washington REIT	778,457	23,610,601
		62,120,709

Telecommunication Services : 0.26%
Diversified Telecommunication Services : 0.26%
Consolidated Communications Holdings Incorporated «	536,824	6,635,145

Utilities : 2.89%
Electric Utilities : 2.89%
Hawaiian Electric Industries Incorporated	1,221,154	41,885,580
IDACORP Incorporated	333,400	30,752,816
		72,638,396

Total Common Stocks (Cost $1,995,593,968)		2,348,357,244

4

Wells Fargo Special Small Cap Value Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name		Dividend yield	Shares	Value
Preferred Stocks : 0.39%
Financials : 0.39%
Diversified Financial Services : 0.39%
Steel Partners Holdings LP «		7.36%	483,767	$9,864,009

Total Preferred Stocks (Cost $12,001,048)				9,864,009

		Yield
Short-Term Investments : 8.30%
Investment Companies : 8.30%
Securities Lending Cash Investment LLC (l)(r)(u)		2.09	65,446,801	65,453,346
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.83	143,220,777	143,220,777
Total Short-Term Investments (Cost $208,674,123)				208,674,123

Total investments in securities (Cost $2,216,269,139)	102.07%			2,566,895,376
Other assets and liabilities, net	(2.07)			(52,151,893)

Total net assets	100.00%			$2,514,743,483

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Common Stocks
Consumer discretionary
Media
A.H. Belo Corporation Class A	1,423,589	10,000	0	1,433,589	$6,737,868
Textiles, Apparel & Luxury Goods
Delta Apparel Incorporated	459,492	3,400	0	462,892	8,956,960
Industrials
Commercial Services & Supplies
Ennis Incorporated	1,320,620	22,500	0	1,343,120	27,332,492
Information Technology
Technology Hardware, Storage & Peripherals
Glassbridge Enterprises Incorporated	305,221	0	0	305,221	289,960
					43,317,280	1.72%

Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	81,074,217	86,826,628	102,454,044	65,446,801	65,453,346
Wells Fargo Government Money Market Fund Select Class	139,485,748	165,791,129	162,056,100	143,220,777	143,220,777
					208,674,123	8.30

					$251,991,403	10.02%

Wells Fargo Special Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$243,252,652	$0	$0	$243,252,652
Consumer staples	174,046,686	0	0	174,046,686
Energy	122,945,065	0	0	122,945,065
Financials	454,308,616	0	0	454,308,616
Health care	58,404,303	0	0	58,404,303
Industrials	546,239,452	0	0	546,239,452
Information technology	218,022,411	0	0	218,022,411
Materials	389,743,809	0	0	389,743,809
Real estate	62,120,709	0	0	62,120,709
Telecommunication services	6,635,145	0	0	6,635,145
Utilities	72,638,396	0	0	72,638,396
Preferred stocks
Financials	9,864,009	0	0	9,864,009
Short-term investments
Investment companies	143,220,777	0	0	143,220,777
Investments measured at net asset value*				65,453,346

Total assets	$2,501,442,030	$0	$0	$2,566,895,376

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $65,453,346 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Traditional Small Cap Growth Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 96.67%
Consumer Discretionary : 14.60%
Auto Components : 1.71%
Stoneridge Incorporated †	49,400	$1,735,916

Diversified Consumer Services : 4.60%
Adtalem Global Education Incorporated †	43,481	2,091,436
Bright Horizons Family Solutions Incorporated †	14,983	1,536,057
Chegg Incorporated †	37,633	1,045,821
		4,673,314

Hotels, Restaurants & Leisure : 4.21%
Eldorado Resorts Incorporated †«	39,809	1,556,532
Hilton Grand Vacations Incorporated †	32,511	1,128,132
Six Flags Entertainment Corporation «	22,747	1,593,427
		4,278,091

Household Durables : 1.17%
Installed Building Products †	21,069	1,191,452

Internet & Direct Marketing Retail : 1.38%
Zooplus AG †«	7,539	1,406,626

Leisure Products : 1.53%
Games Workshop Group plc	39,458	1,555,838

Consumer Staples : 5.15%
Beverages : 5.15%
Boston Beer Company Incorporated †	7,200	2,157,840
Craft Brew Alliance Incorporated †	75,490	1,558,869
National Beverage Corporation †«	14,163	1,514,025
		5,230,734

Energy : 1.80%
Oil, Gas & Consumable Fuels : 1.80%
Viper Energy Partners LP	57,493	1,834,602

Financials : 2.17%
Consumer Finance : 1.41%
SLM Corporation †	125,251	1,434,124

Diversified Financial Services : 0.76%
Texas Pacific Land Trust	1,109	771,143

Health Care : 21.07%
Biotechnology : 5.01%
Array BioPharma Incorporated †	44,745	750,821
CareDx Incorporated †	49,662	607,863
Coherus Biosciences Incorporated †	36,100	505,400
CRISPR Therapeutics AG †«	5,214	306,375
Editas Medicine Incorporated †«	11,291	404,557
Flexion Therapeutics Incorporated †«	47,704	1,233,148
Halozyme Therapeutics Incorporated †	36,600	617,442
Iovance Biotherapeutics Incorporated †	27,646	353,869
TG Therapeutics Incorporated †«	23,548	309,656
		5,089,131

1

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Traditional Small Cap Growth Fund

Security name	Shares	Value
Health Care Equipment & Supplies : 8.97%
BioLife Solutions Incorporated †	74,400	$848,904
Haemonetics Corporation †	19,985	1,792,255
ICU Medical Incorporated †	5,233	1,536,670
Insulet Corporation †	12,399	1,062,594
iRhythm Technologies Incorporated †	14,423	1,170,138
Nevro Corporation †	11,985	957,002
Orthopediatrics Corporation †«	29,730	792,007
Sientra Incorporated †	49,078	957,512
		9,117,082

Health Care Providers & Services : 3.55%
Amedisys Incorporated †	19,067	1,629,466
Molina Healthcare Incorporated †	8,737	855,702
RadNet Incorporated †	75,029	1,125,435
		3,610,603

Health Care Technology : 1.04%
Inspire Medical Systems Incorporated †«	29,510	1,052,327

Pharmaceuticals : 2.50%
Endocyte Incorporated †«	51,932	716,662
GW Pharmaceuticals plc ADR †«	3,600	502,344
Intersect ENT Incorporated †	14,374	538,306
MyoKardia Incorporated †	8,600	426,990
Wave Life Sciences Limited †	9,290	355,343
		2,539,645

Industrials : 18.16%
Aerospace & Defense : 2.46%
Aerojet Rocketdyne Holdings †	43,265	1,275,885
Mercury Computer Systems Incorporated †	32,184	1,224,923
		2,500,808

Airlines : 0.90%
Spirit Airlines Incorporated †	25,296	919,510

Commercial Services & Supplies : 6.19%
Casella Waste Systems Incorporated Class A †	60,793	1,556,909
Mobile Mini Incorporated	31,900	1,496,110
MSA Safety Incorporated	13,870	1,336,236
The Brink’s Company	23,787	1,897,013
		6,286,268

Construction & Engineering : 1.62%
Willscot Corporation †«	110,975	1,642,430

Machinery : 1.83%
Energy Recovery Incorporated †«	61,022	493,058
Evoqua Water Technologies Company †	66,589	1,365,075
		1,858,133

Road & Rail : 1.68%
Saia Incorporated †	21,118	1,707,390

Trading Companies & Distributors : 3.48%
SiteOne Landscape Supply Incorporated †	22,166	1,861,279
Univar Incorporated †	63,879	1,676,185
		3,537,464

2

Wells Fargo Traditional Small Cap Growth Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name			Shares	Value
Information Technology : 33.72%
Electronic Equipment, Instruments & Components : 3.93%
Littelfuse Incorporated			8,708	$1,986,991
Novanta Incorporated †			25,859	1,611,016
Universal Display Corporation «			4,600	395,600
				3,993,607

Internet Software & Services : 9.17%
2U Incorporated †			10,000	835,600
Box Incorporated Class A †			43,403	1,084,641
Envestnet Incorporated †			39,965	2,196,077
Etsy Incorporated †			38,685	1,632,120
LivePerson Incorporated †			41,221	864,413
MINDBODY Incorporated Class A †			35,627	1,375,202
Quotient Technology Incorporated †			41,433	542,772
SendGrid Incorporated †			29,541	783,427
				9,314,252

IT Services : 8.95%
EPAM Systems Incorporated †			12,455	1,548,530
Euronet Worldwide Incorporated †			13,811	1,156,947
GreenSky Incorporated Class A †			20,814	440,216
Keywords Studios plc			53,976	1,270,830
Switch Incorporated Class A			82,678	1,006,191
WEX Incorporated †			8,424	1,604,604
WNS Holdings Limited ADR †			39,523	2,062,310
				9,089,628

Software : 8.56%
Bottomline Technologies (de) Incorporated †			33,900	1,689,237
CD Projekt SA †			31,375	1,310,237
Globant SA †«			36,772	2,088,282
Kinaxis Incorporated †			22,300	1,501,198
Model N Incorporated †			61,067	1,135,846
Proofpoint Incorporated †			8,455	974,946
				8,699,746

Technology Hardware, Storage & Peripherals : 3.11%
NCR Corporation †			33,259	997,105
USA Technologies Incorporated †			154,816	2,167,420
				3,164,525

Total Common Stocks (Cost $85,152,676)				98,234,389

		Yield
Short-Term Investments : 15.84%
Investment Companies : 15.84%
Securities Lending Cash Investment LLC (l)(r)(u)		2.09%	14,105,477	14,106,888
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.83	1,987,405	1,987,405
Total Short-Term Investments (Cost $16,094,293)				16,094,293

Total investments in securities (Cost $101,246,969)	112.51%			114,328,682
Other assets and liabilities, net	(12.51)			(12,708,949)

Total net assets	100.00%			$101,619,733

†	Non-income-earning security
«	All or a portion of this security is on loan.

3

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Traditional Small Cap Growth Fund

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

ADR	American depository receipt

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	10,521,186	25,384,827	21,800,536	14,105,477	$14,106,888
Wells Fargo Government Money Market Fund Select Class	870,700	14,906,032	13,789,327	1,987,405	1,987,405

					$16,094,293	15.84%

Wells Fargo Traditional Small Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2018, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$11,878,773	$2,962,464	$0	$14,841,237
Consumer staples	5,230,734	0	0	5,230,734
Energy	1,834,602	0	0	1,834,602
Financials	2,205,267	0	0	2,205,267
Health care	21,408,788	0	0	21,408,788
Industrials	18,452,003	0	0	18,452,003
Information technology	34,261,758	0	0	34,261,758
Short-term investments
Investment companies	1,987,405	0	0	1,987,405
Investments measured at net asset value*				14,106,888

Total assets	$97,259,330	$2,962,464	$0	$114,328,682

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $14,106,888 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Precious Metals Fund	Consolidated portfolio of investments — June 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 94.57%
Australia : 9.21%
Evolution Mining Limited (Materials, Metals & Mining)	2,900,000	$7,585,361
Newcrest Mining Limited (Materials, Metals & Mining)	942,294	15,300,153
Northern Star Resources Limited (Materials, Metals & Mining)	1,100,000	5,955,067
		28,840,581

Canada : 58.74%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	245,164	11,235,866
Agnico-Eagle Mines Limited-Legend Shares (Materials, Metals & Mining)	35,000	1,604,050
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares (Materials, Metals & Mining)	225,370	10,332,065
Alamos Gold Incorporated Class A (Materials, Metals & Mining)	1,453,980	8,283,810
B2Gold Corporation (Materials, Metals & Mining)†	3,800,000	9,856,616
Barrick Gold Corporation (Materials, Metals & Mining)	609,083	7,997,260
Centerra Gold Incorporated (Materials, Metals & Mining)†	300,000	1,668,125
Centerra Gold Incorporated-Legend Shares (Materials, Metals & Mining)144A	350,000	1,946,145
Continental Gold Incorporated (Materials, Metals & Mining)†	600,000	1,729,738
Detour Gold Corporation (Materials, Metals & Mining)†	251,057	2,257,250
Detour Gold Corporation-Legend Shares (Materials, Metals & Mining)†144A	525,000	4,720,268
Detour Gold Corporation-Legend Shares (Materials, Metals & Mining)†	90,000	809,189
Franco-Nevada Corporation (Materials, Metals & Mining)	10,000	729,852
Franco-Nevada Corporation-Legend Shares (Materials, Metals & Mining)144A	142,948	10,433,089
Goldcorp Incorporated (Materials, Metals & Mining)	707,454	9,713,266
Goldcorp Incorporated-U.S. Exchange Traded Shares (Materials, Metals & Mining)	300,694	4,122,515
IAMGOLD Corporation (Materials, Metals & Mining)†	1,475,000	8,594,303
Kinross Gold Corporation (Materials, Metals & Mining)†	4,325,553	16,286,835
Kirkland Lake Gold Limited (Materials, Metals & Mining)	830,000	17,576,693
Mag Silver Corporation (Materials, Metals & Mining)†	550,000	5,940,745
Mag Silver Corporation-Legend Shares (Materials, Metals & Mining)†	100,000	1,080,135
OceanaGold Corporation (Materials, Metals & Mining)	1,950,000	5,413,989
Osisko Gold Royalties Limited (Materials, Metals & Mining)	246,700	2,336,299
Pan American Silver Corporation (Materials, Metals & Mining)	440,000	7,876,000
Semafo Incorporated (Materials, Metals & Mining)†	2,660,400	7,710,131
SSR Mining Incorporated (Materials, Metals & Mining)†	480,000	4,737,600
Tahoe Resources Incorporated (Materials, Metals & Mining)	84,820	417,438
Tahoe Resources Incorporated-Legend Shares (Materials, Metals & Mining)	280,000	1,378,009
Torex Gold Resources Incorporated (Materials, Metals & Mining)†	300,000	2,672,194
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & Mining)†144A	185,000	1,647,853
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & Mining)†	266,250	2,371,572
Wheaton Precious Metals Corporation (Materials, Metals & Mining)	12,950	285,862
Wheaton Precious Metals Corporation-U.S. Exchange Traded Shares (Materials, Metals & Mining)	400,000	8,824,000
Yamana Gold Incorporated (Materials, Metals & Mining)	500,000	1,456,661
		184,045,423

Cayman Islands : 2.35%
Endeavour Mining Corporation (Materials, Metals & Mining)†	410,000	7,357,015

Peru : 0.54%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	125,000	1,703,750

South Africa : 0.80%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)	305,591	2,508,902

United Kingdom : 10.21%
Centamin plc (Materials, Metals & Mining)	1,800,000	2,822,284
Fresnillo plc (Materials, Metals & Mining)	500,000	7,534,853
Hochschild Mining plc (Materials, Metals & Mining)	326,470	819,525
Randgold Resources Limited ADR (Materials, Metals & Mining)	270,000	20,814,300
		31,990,962

United States : 12.72%
Newmont Mining Corporation (Materials, Metals & Mining)	580,455	21,888,958

1

Consolidated portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Precious Metals Fund

Security name			Shares	Value
United States (continued)
Royal Gold Incorporated (Materials, Metals & Mining)			193,436	$17,958,598
				39,847,556

Total Common Stocks (Cost $217,423,766)				296,294,189

			Troy ounces
Commodities: 3.86%
Gold Bullion †**			5,352	12,087,003
Total Commodities (Cost $5,240,199)				12,087,003

		Yield	Shares
Short-Term Investments : 1.58%
Investment Companies : 1.58%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.83%	4,960,921	4,960,921

Total Short-Term Investments (Cost $4,960,921)				4,960,921

Total investments in securities (Cost $227,624,886)	100.01%			313,342,113
Other assets and liabilities, net	(0.01)			(31,298)

Total net assets	100.00%			$313,310,815

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
**	Represents an investment held in Special Investments (Cayman) SPC, the consolidated entity.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

2

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	4,941,346	27,605,615	27,586,040	4,960,921	$4,960,921	1.58%

Wells Fargo Precious Metals Fund (the “Fund”)

Notes to Consolidated portfolio of investments – June 30, 2018 (unaudited)

Investment in subsidiary

The Fund invests in precious metals and minerals through Special Investments (Cayman) SPC (the “Subsidiary”), a wholly owned subsidiary incorporated on May 3, 2005 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of June 30, 2018, the Subsidiary held $12,087,003 in gold bullion representing 100.00% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of June 30, 2018, the Fund held $12,086,985 in the Subsidiary, representing 3.86% of the Fund’s net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in commodities are valued at their last traded price.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2018, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$0	$28,840,581	$0	$28,840,581
Canada	165,412,128	25,990,310	0	191,402,438
Peru	1,703,750	0	0	1,703,750
South Africa	2,508,902	0	0	2,508,902
United Kingdom	20,814,300	11,176,662	0	31,990,962
United States	39,847,556	0	0	39,847,556
Commodities	12,087,003	0	0	12,087,003
Short-term investments
Investment companies	4,960,921	0	0	4,960,921

Total assets	$247,334,560	$66,007,553	$0	$313,342,113

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Specialized Technology Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 92.80%
Consumer Discretionary : 12.08%
Automobiles : 0.38%
Tesla Motors Incorporated †«	5,015	$1,719,894

Internet & Direct Marketing Retail : 11.70%
Amazon.com Incorporated †	20,785	35,330,343
Netflix Incorporated †	45,445	17,788,536
		53,118,879

Health Care : 0.18%
Health Care Technology : 0.18%
Veeva Systems Incorporated Class A †	10,475	805,109

Industrials : 0.09%
Professional Services : 0.09%
51job Incorporated ADR †	4,380	427,663

Information Technology : 80.45%
Communications Equipment : 3.36%
Arista Networks Incorporated †	23,365	6,016,254
Palo Alto Networks Incorporated †	45,060	9,258,478
		15,274,732

Electronic Equipment, Instruments & Components : 1.43%
CDW Corporation of Delaware	11,445	924,642
Cognex Corporation	33,685	1,502,688
Dolby Laboratories Incorporated Class A	5,805	358,110
Flex Limited †	30,000	423,300
IPG Photonics Corporation †	9,460	2,087,160
Samsung SDI Company Limited	6,125	1,174,826
		6,470,726

Internet Software & Services : 13.72%
Alibaba Group Holding Limited ADR †	1,950	361,784
Alphabet Incorporated Class A †	6,030	6,809,016
Alphabet Incorporated Class C †	4,255	4,747,091
Baidu Incorporated ADR †	1,855	450,765
Dropbox Incorporated Class A †	610	19,776
Facebook Incorporated Class A †	145,200	28,215,264
MongoDB Incorporated †«	73,745	3,659,964
NetEase Incorporated ADR	9,060	2,289,190
New Relic Incorporated †	12,025	1,209,595
Nutanix Incorporated Class A †	84,955	4,381,129
Okta Incorporated †	176,670	8,898,868
Tencent Holdings Limited	3,815	191,572
Yandex NV Class A †	29,830	1,070,897
		62,304,911

IT Services : 9.67%
Capgemini SA	5,740	769,216
Cognizant Technology Solutions Corporation Class A	4,830	381,522
DXC Technology Company	115,665	9,323,756
MasterCard Incorporated Class A	7,145	1,404,135
PayPal Holdings Incorporated †	110,670	9,215,491
Perspecta Incorporated	48,454	995,730
Square Incorporated Class A †	325,830	20,084,161

1

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Specialized Technology Fund

Security name		Shares	Value
IT Services (continued)
Visa Incorporated Class A		13,160	$1,743,042
			43,917,053

Semiconductors & Semiconductor Equipment : 13.65%
ams AG		15,560	1,153,931
Applied Materials Incorporated		44,730	2,066,079
ASML Holding NV		3,960	783,961
Broadcom Incorporated		26,690	6,476,062
Cree Incorporated †		165,775	6,891,267
Infineon Technologies AG		51,700	1,313,247
Lam Research Corporation		15,280	2,641,148
Microchip Technology Incorporated «		109,755	9,982,217
Micron Technology Incorporated †		292,255	15,325,852
NVIDIA Corporation		35,555	8,422,980
ON Semiconductor Corporation †		66,050	1,468,622
SK Hynix Incorporated		46,190	3,545,508
Teradyne Incorporated		50,385	1,918,157
			61,989,031

Software : 28.23%
Activision Blizzard Incorporated		24,400	1,862,208
Adobe Systems Incorporated †		5,535	1,349,488
Aspen Technology Incorporated †		4,930	457,208
Atlassian Corporation plc Class A †		25,140	1,571,753
Autodesk Incorporated †		13,130	1,721,212
AVEVA Group plc		4,222	150,157
Electronic Arts Incorporated †		14,975	2,111,775
FireEye Incorporated †		15,330	235,929
Guidewire Software Incorporated †		4,785	424,812
HubSpot Incorporated †		10,740	1,346,796
Intuit Incorporated		2,270	463,772
Microsoft Corporation		248,275	24,482,398
Paycom Software Incorporated †«		116,390	11,502,824
Proofpoint Incorporated †		97,180	11,205,826
RealPage Incorporated †		14,960	824,296
RingCentral Incorporated Class A †		125,890	8,856,362
Salesforce.com Incorporated †		82,364	11,234,450
ServiceNow Incorporated †		110,035	18,977,736
Sophos Group plc 144A		568,517	4,780,421
Splunk Incorporated †		19,755	1,957,918
Tableau Software Incorporated Class A †		62,470	6,106,443
Take-Two Interactive Software Incorporated †		33,235	3,933,695
Temenos Group AG		11,230	1,688,841
Workday Incorporated Class A †		83,335	10,093,535
Zendesk Incorporated †		16,015	872,657
			128,212,512

Technology Hardware, Storage & Peripherals : 10.39%
Apple Incorporated		123,205	22,806,478
NetApp Incorporated		295,680	23,219,750
Pure Storage Incorporated Class A †		47,700	1,139,073
			47,165,301

Total Common Stocks (Cost $266,038,588)			421,405,811

	Yield
Short-Term Investments : 11.44%
Investment Companies : 11.44%
Securities Lending Cash Investment LLC (l)(r)(u)	2.09%	20,558,047	20,560,103

2

Wells Fargo Specialized Technology Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.83%	31,373,836	$31,373,836
Total Short-Term Investments (Cost $51,933,939)				51,933,939

Total investments in securities (Cost $317,972,527)	104.24%			473,339,750
Other assets and liabilities, net	(4.24)			(19,246,759)

Total net assets	100.00%			$454,092,991

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	23,934,530	54,904,530	58,281,013	20,558,047	$20,560,103
Wells Fargo Government Money Market Fund Select Class	2,705,051	70,632,284	41,963,499	31,373,836	31,373,836

					$51,933,939	11.44%

Wells Fargo Specialized Technology Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2018, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$54,838,773	$0	$0	$54,838,773
Health care	805,109	0	0	805,109
Industrials	427,663	0	0	427,663
Information technology	350,716,704	14,617,562	0	365,334,266
Short-term investments
Investment companies	31,373,836	0	0	31,373,836
Investments measured at net asset value*				20,560,103

Total assets	$438,162,085	$14,617,562	$0	$473,339,750

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $20,560,103 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Utility and Telecommunications Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 97.26%
Consumer Discretionary : 4.05%
Media : 4.05%
Comcast Corporation Class A	450,200	$14,771,062

Financials : 0.39%
Diversified Financial Services : 0.39%
A-Mark Precious Metals Incorporated	107,680	1,429,990

Industrials : 0.67%
Machinery : 0.67%
Perma-Pipe International Holdings Incorporated †	261,170	2,441,940

Information Technology : 14.94%
IT Services : 14.94%
MasterCard Incorporated Class A	95,000	18,669,400
Visa Incorporated Class A	270,000	35,761,500
		54,430,900

Telecommunication Services : 5.37%
Diversified Telecommunication Services : 0.88%
AT&T Incorporated	100,000	3,211,000

Wireless Telecommunication Services : 4.49%
Shenandoah Telecommunications Company	500,000	16,350,000

Utilities : 71.84%
Electric Utilities : 40.61%
ALLETE Incorporated	10,000	774,100
Alliant Energy Corporation	580,000	24,545,600
American Electric Power Company Incorporated	175,000	12,118,750
Edison International	325,000	20,562,750
Evergy Incorporated	125,601	7,052,496
Eversource Energy	425,000	24,909,250
NextEra Energy Incorporated	165,000	27,559,950
PNM Resources Incorporated	600,000	23,340,000
Spark Energy Incorporated Class A (l)	729,006	7,107,809
		147,970,705

Gas Utilities : 0.02%
Spire Incorporated	1,000	70,650

Multi-Utilities : 26.53%
CenterPoint Energy Incorporated	250,000	6,927,500
CMS Energy Corporation	600,000	28,368,000
Dominion Energy Incorporated	269,000	18,340,420
Hera SpA	1,000,000	3,111,595
Northwestern Corporation	102,411	5,863,030
Public Service Enterprise Group Incorporated	200,000	10,828,000
Sempra Energy	200,000	23,222,000
		96,660,545

Water Utilities : 4.68%
American Water Works Company Incorporated	200,000	17,076,000

Total Common Stocks (Cost $148,229,634)		354,412,792

1

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Utility and Telecommunications Fund

Security name		Dividend yield	Shares	Value
Preferred Stocks : 1.72%
Real Estate : 0.77%
Equity REITs : 0.77%
Wheeler REIT Incorporated «		11.79%	150,000	$2,784,000

Utilities : 0.95%
Electric Utilities : 0.95%
Spark Energy Incorporated		9.46	150,000	3,467,250

Total Preferred Stocks (Cost $7,496,558)				6,251,250

		Yield
Short-Term Investments : 1.69%
Investment Companies : 1.69%
Securities Lending Cash Investment LLC (l)(r)(u)		2.09	2,620,482	2,620,744
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.83	3,549,467	3,549,467
Total Short-Term Investments (Cost $6,170,211)				6,170,211

Total investments in securities (Cost $161,896,403)	100.67%			366,834,253
Other assets and liabilities, net	(0.67)			(2,449,393)

Total net assets	100.00%			$364,384,860

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
«	All or a portion of this security is on loan.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

2

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Common Stocks
Utilities
Electric Utilities
Spark Energy Incorporated Class A	729,006	0	0	729,006	$7,107,809	1.94%

Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	1,328,142	2,456,099	1,163,759	2,620,482	2,620,744
Wells Fargo Government Money Market Fund Select Class	9,340,273	4,784,073	10,574,879	3,549,467	3,549,467

					6,170,211	1.69

					$13,278,020	3.63%

Wells Fargo Utility and Telecommunications Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June, 2018, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$14,771,062	$0	$0	$14,771,062
Financials	1,429,990			1,429,990
Industrials	2,441,940	0	0	2,441,940
Information technology	54,430,900	0	0	54,430,900
Telecommunication services	19,561,000	0	0	19,561,000
Utilities	258,666,305	3,111,595	0	261,777,900
Preferred stocks
Real estate	2,784,000	0	0	2,784,000
Utilities	3,467,250			3,467,250
Short-term investments
Investment companies	3,549,467	0	0	3,549,467
Investments measured at net asset value*				2,620,744

Total assets	$361,101,914	$3,111,595	$0	$366,834,253

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $2,620,744 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Diversified Capital Builder Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 86.11%
Consumer Discretionary : 2.27%
Household Durables : 0.76%
Whirlpool Corporation	50,000	$7,311,500

Specialty Retail : 1.51%
The Home Depot Incorporated	75,000	14,632,500

Consumer Staples : 0.71%
Food Products : 0.71%
Lamb Weston Holdings Incorporated	100,001	6,851,069

Energy : 12.03%
Oil, Gas & Consumable Fuels : 12.03%
Andeavor Logistics LP	495,000	21,052,350
Enterprise Products Partners	140,000	3,873,800
EOG Resources Incorporated	35,000	4,355,050
EQT Corporation	50,000	2,759,000
Kinder Morgan Incorporated	1,500,000	26,505,000
ONEOK Incorporated	150,000	10,474,500
Plains All American Pipeline LP	1,070,000	25,294,800
The Williams Companies Incorporated	810,000	21,959,100
		116,273,600

Financials : 2.20%
Banks : 1.78%
PNC Financial Services Group Incorporated	100,000	13,510,000
Regions Financial Corporation	210,000	3,733,800
		17,243,800

Capital Markets : 0.42%
S&P Global Incorporated	20,000	4,077,800

Health Care : 12.82%
Health Care Equipment & Supplies : 6.35%
Abbott Laboratories	410,000	25,005,900
Becton Dickinson & Company	137,538	32,948,603
Electrocore LLC †	30,000	495,300
Hologic Incorporated †	50,000	1,987,500
West Pharmaceutical Services Incorporated	10,000	992,900
		61,430,203

Life Sciences Tools & Services : 5.35%
Agilent Technologies Incorporated	220,000	13,604,800
Thermo Fisher Scientific Incorporated	100,000	20,714,000
Waters Corporation †	90,000	17,423,100
		51,741,900

Pharmaceuticals : 1.12%
Eli Lilly & Company	45,000	3,839,850
Merck KGaA ADR	355,000	6,942,025
		10,781,875

1

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Diversified Capital Builder Fund

Security name	Shares	Value
Industrials : 13.16%
Aerospace & Defense : 6.24%
Curtiss-Wright Corporation	130,000	$15,472,600
Huntington Ingalls Industries Incorporated	65,000	14,091,350
Lockheed Martin Corporation	29,000	8,567,470
Raytheon Company	115,000	22,215,700
		60,347,120

Building Products : 0.45%
Apogee Enterprises Incorporated	90,000	4,335,300

Electrical Equipment : 1.01%
AMETEK Incorporated	115,000	8,298,400
Eaton Corporation plc	20,000	1,494,800
		9,793,200

Industrial Conglomerates : 1.65%
Honeywell International Incorporated	15,000	2,160,750
Roper Industries Incorporated	50,000	13,795,500
		15,956,250

Machinery : 3.81%
IDEX Corporation	120,000	16,377,600
John Bean Technologies Corporation	140,000	12,446,000
Oshkosh Corporation	80,000	5,625,600
Parker-Hannifin Corporation	15,000	2,337,750
		36,786,950

Information Technology : 32.25%
Electronic Equipment, Instruments & Components : 6.23%
Amphenol Corporation Class A	360,000	31,374,000
Corning Incorporated	670,000	18,431,700
FLIR Systems Incorporated	200,000	10,394,000
		60,199,700

Internet Software & Services : 4.20%
Alphabet Incorporated Class A †	30,000	33,875,700
Nutanix Incorporated Class A †	130,000	6,704,100
		40,579,800

IT Services : 3.74%
Leidos Holdings Incorporated	480,000	28,320,000
MasterCard Incorporated Class A	40,000	7,860,800
		36,180,800

Semiconductors & Semiconductor Equipment : 6.36%
Broadcom Incorporated	55,000	13,345,200
Cypress Semiconductor Corporation	600,000	9,348,000
Microchip Technology Incorporated «	125,000	11,368,750
QUALCOMM Incorporated	35,000	1,964,200
Texas Instruments Incorporated	145,000	15,986,250
Versum Materials Incorporated	70,000	2,600,500
Xilinx Incorporated	105,000	6,852,300
		61,465,200

Software : 10.12%
Adobe Systems Incorporated †	185,000	45,104,850
Ansys Incorporated †	60,000	10,450,800

2

Wells Fargo Diversified Capital Builder Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name			Shares	Value
Software (continued)
Microsoft Corporation			85,000	$8,381,850
Salesforce.com Incorporated †			145,000	19,778,000
Synopsys Incorporated †			165,000	14,119,050
				97,834,550

Technology Hardware, Storage & Peripherals : 1.60%
Pure Storage Incorporated Class A †			325,000	7,761,000
Western Digital Corporation			100,000	7,741,000
				15,502,000

Materials : 7.61%
Chemicals : 6.72%
Ashland Global Holdings Incorporated			30,000	2,345,400
Celanese Corporation Series A			75,000	8,329,500
DowDuPont Incorporated			110,000	7,251,200
Eastman Chemical Company			45,000	4,498,200
Huntsman Corporation			190,000	5,548,000
LyondellBasell Industries NV Class A			255,000	28,011,750
Olin Corporation			60,000	1,723,200
Tronox Limited Class A			150,000	2,952,000
Westlake Chemical Corporation			40,000	4,305,200
				64,964,450

Containers & Packaging : 0.89%
AptarGroup Incorporated			10,000	933,800
Avery Dennison Corporation			75,000	7,657,500
				8,591,300

Real Estate : 0.69%
Equity REITs : 0.69%
Saul Centers Incorporated			125,000	6,697,500

Utilities : 2.37%
Electric Utilities : 0.50%
American Electric Power Company Incorporated			70,000	4,847,500

Gas Utilities : 1.87%
Atmos Energy Corporation			200,000	18,028,000

Total Common Stocks (Cost $701,461,468)				832,453,867

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 11.05%
Consumer Discretionary : 0.49%
Hotels, Restaurants & Leisure : 0.20%
Speedway Motorsports Incorporated	5.13%	2-1-2023	$2,000,000	1,955,000

Media : 0.29%
McGraw-Hill Global Education Holdings LLC «144A	7.88	5-15-2024	3,000,000	2,775,000

Consumer Staples : 0.10%
Food Products : 0.10%
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	1,000,000	972,500

3

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Diversified Capital Builder Fund

Security name	Interest rate	Maturity date	Principal	Value
Energy : 0.62%
Oil, Gas & Consumable Fuels : 0.62%
Plains All American Pipeline LP	4.65%	10-15-2025	$6,000,000	$5,977,342

Health Care : 2.44%
Health Care Equipment & Supplies : 0.25%
Teleflex Incorporated	4.88	6-1-2026	2,500,000	2,450,000

Health Care Providers & Services : 2.09%
AMN Healthcare Incorporated 144A	5.13	10-1-2024	10,512,000	10,196,640
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	1,000,000	941,250
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	1,000,000	970,000
HealthSouth Corporation	5.13	3-15-2023	1,000,000	1,000,000
West Street Merger Subordinate Incorporated 144A	6.38	9-1-2025	7,400,000	7,067,000
				20,174,890

Pharmaceuticals : 0.10%
Catalent Pharma Solutions Incorporated 144A	4.88	1-15-2026	1,000,000	960,290

Industrials : 0.98%
Aerospace & Defense : 0.52%
TransDigm Group Incorporated	6.38	6-15-2026	3,500,000	3,473,750
TransDigm Group Incorporated	6.50	5-15-2025	1,500,000	1,516,875
				4,990,625

Commercial Services & Supplies : 0.16%
Acco Brands Corporation 144A	5.25	12-15-2024	1,500,000	1,496,250

Machinery : 0.10%
SPX FLOW Incorporated 144A	5.88	8-15-2026	1,000,000	990,000

Trading Companies & Distributors : 0.20%
WESCO Distribution Incorporated	5.38	6-15-2024	2,000,000	1,965,000

Information Technology : 3.01%
Communications Equipment : 0.62%
CommScope Incorporated 144A	5.50	6-15-2024	6,000,000	6,030,000

Electronic Equipment, Instruments & Components : 1.36%
TTM Technologies Incorporated 144A	5.63	10-1-2025	13,505,000	13,167,375

Semiconductors & Semiconductor Equipment : 0.32%
Versum Materials Incorporated 144A	5.50	9-30-2024	3,000,000	3,041,700

Software : 0.71%
Nuance Communications Company	6.00	7-1-2024	2,000,000	2,017,500
Symantec Corporation 144A	5.00	4-15-2025	5,000,000	4,842,496
				6,859,996

Materials : 2.96%
Chemicals : 2.64%
Koppers Incorporated 144A	6.00	2-15-2025	8,190,000	8,190,000
Olin Corporation	5.50	8-15-2022	6,000,000	6,150,000
Platform Specialty Products Corporation «144A	5.88	12-1-2025	3,000,000	2,932,500
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	6,835,000	6,424,900
Valvoline Incorporated	4.38	8-15-2025	2,000,000	1,860,000
				25,557,400

4

Wells Fargo Diversified Capital Builder Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Containers & Packaging : 0.32%
Berry Plastics Corporation		5.13%	7-15-2023	$3,120,000	$3,092,700

Real Estate : 0.25%
Equity REITs : 0.25%
Iron Mountain Incorporated 144A		5.38	6-1-2026	2,000,000	1,900,000
Iron Mountain Incorporated		5.75	8-15-2024	500,000	492,500
					2,392,500

Utilities : 0.20%
Independent Power & Renewable Electricity Producers : 0.20%
NRG Energy Incorporated «144A		5.75	1-15-2028	2,000,000	1,965,000

Total Corporate Bonds and Notes (Cost $109,733,295)					106,813,568

Yankee Corporate Bonds and Notes : 2.55%
Financials : 0.50%
Diversified Financial Services : 0.50%
Tronox Finance plc 144A		5.75	10-1-2025	5,000,000	4,856,250

Health Care : 0.25%
Pharmaceuticals : 0.25%
Mallinckrodt plc «144A		5.50	4-15-2025	3,000,000	2,400,000

Industrials : 0.21%
Electrical Equipment : 0.21%
Sensata Technologies BV 144A		4.88	10-15-2023	2,000,000	2,010,000

Information Technology : 1.59%
Technology Hardware, Storage & Peripherals : 1.59%
Seagate HDD		4.75	6-1-2023	9,500,000	9,418,378
Seagate HDD		4.88	6-1-2027	6,396,000	5,942,739
					15,361,117

Total Yankee Corporate Bonds and Notes (Cost $24,584,396)					24,627,367

		Yield		Shares
Short-Term Investments : 1.77%
Investment Companies : 1.77%
Securities Lending Cash Investment LLC (l)(r)(u)		2.09		15,561,616	15,563,173
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.83		1,560,141	1,560,141
Total Short-Term Investments (Cost $17,123,314)					17,123,314

Total investments in securities (Cost $852,902,473)	101.48%				981,018,116
Other assets and liabilities, net	(1.48)				(14,292,173)

Total net assets	100.00%				$966,725,943

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

5

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Diversified Capital Builder Fund

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

6

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	8,312,789	57,260,619	50,011,792	15,561,616	$15,563,173
Wells Fargo Government Money Market Fund Select Class	6,114,337	126,248,321	130,802,517	1,560,141	1,560,141

					$17,123,314	1.77%

Wells Fargo Diversified Capital Builder Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$21,944,000	$0	$0	$21,944,000
Consumer staples	6,851,069	0	0	6,851,069
Energy	116,273,600	0	0	116,273,600
Financials	21,321,600	0	0	21,321,600
Health care	123,953,978	0	0	123,953,978
Industrials	127,218,820	0	0	127,218,820
Information technology	311,762,050	0	0	311,762,050
Materials	73,555,750	0	0	73,555,750
Real estate	6,697,500	0	0	6,697,500
Utilities	22,875,500	0	0	22,875,500
Corporate bonds and notes	0	106,813,568	0	106,813,568
Yankee corporate bonds and notes	0	24,627,367	0	24,627,367
Short-term investments
Investment companies	1,560,141	0	0	1,560,141
Investments measured at net asset value*				15,563,173

Total assets	$834,014,008	$131,440,935	$0	$981,018,116

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $15,563,173 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 35.93%
Consumer Discretionary : 1.41%
Auto Components : 0.12%
Lear Corporation	4,815	$894,675

Automobiles : 0.13%
General Motors Company	25,514	1,005,252

Hotels, Restaurants & Leisure : 0.28%
Extended Stay America Incorporated	42,202	911,985
Las Vegas Sands Corporation	16,072	1,227,258
		2,139,243

Household Durables : 0.40%
Leggett & Platt Incorporated	45,000	2,008,800
Persimmon plc	30,191	1,005,653
		3,014,453

Multiline Retail : 0.25%
Kohl’s Corporation	12,727	927,798
Target Corporation	12,866	979,360
		1,907,158

Specialty Retail : 0.11%
DSW Incorporated Class A	31,989	825,956

Textiles, Apparel & Luxury Goods : 0.12%
Ralph Lauren Corporation	7,024	883,057

Consumer Staples : 0.56%
Food & Staples Retailing : 0.26%
Wal-Mart Stores Incorporated	11,311	968,787
Walgreens Boots Alliance Incorporated	17,450	1,047,262
		2,016,049

Food Products : 0.30%
Lamb Weston Holdings Incorporated	20,000	1,370,200
Tate & Lyle plc	105,774	900,175
		2,270,375

Energy : 8.38%
Energy Equipment & Services : 0.04%
CSI Compressco LP	4,127	23,029
Hi-Crush Partners LP	12,373	146,001
Seadrill Partners LLC	8,896	30,869
USA Compression Partners LP	6,213	104,565
		304,464

Oil, Gas & Consumable Fuels : 8.34%
Alliance Resource Partners LP	19,925	365,624
American Midstream Partners	6,609	67,412
Andeavor Logistics LP	101,187	4,303,483
Antero Midstream GP LP	6,770	127,682
Antero Midstream Partners LP	15,982	471,789
Black Stone Minerals LP	15,495	286,503
Blueknight Energy Partners LP	6,597	22,430
Boardwalk Pipeline Partners LP	22,753	264,390

1

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Diversified Income Builder Fund

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
BP Midstream Partners LP	3,903	$81,924
Buckeye Partners LP	26,713	938,962
Calumet Specialty Products LP †	11,210	83,515
Capital Product Partners LP	19,201	58,755
Cheniere Energy Partners LP	7,605	273,400
CNX Midstream Partners LP	3,699	71,724
Consol Coal Resources LP	1,272	19,144
Crescent Point Energy Corporation	114,800	843,546
Crestwood Equity Partners LP	8,685	275,749
CrossAmerica Partners LP	3,364	56,784
CVR Refining LP	9,124	203,921
DCP Midstream LP	16,413	649,134
Delek Logistics Partners LP	1,546	42,747
Dominion Energy Midstream Partners LP	7,660	104,176
Dorchester Minerals LP	4,753	97,912
Dynagas LNG Partners LP	3,612	29,546
Emerge Energy Services LP †	4,001	28,527
Enable Midstream Partners LP	14,942	255,658
Enbridge Energy Partners LP	48,677	532,040
Energy Transfer Equity LP	156,952	2,707,422
Energy Transfer Partners LP	194,711	3,707,297
Enlink Midstream LLC	11,519	189,488
Enlink Midstream Partners LP	29,928	464,782
Enterprise Products Partners	268,603	7,432,245
Enviva Partners LP	2,172	63,205
EQT Corporation	30,000	1,655,400
EQT GP Holdings LP	5,498	129,258
EQT Midstream Partners LP	10,695	551,755
Foresight Energy LP	5,369	21,154
Gaslog Partners LP	7,454	177,778
Genesis Energy LP	19,159	419,774
Global Partners LP	5,129	87,449
Golar LNG Partners LP	8,957	138,475
Green Plains Partners LP	2,083	35,723
Hess Midstream Partners LP	2,828	55,712
Hoegh LNG Partners LP	3,089	55,448
Holly Energy Partners LP	8,241	232,891
JXTG Holdings Incorporated	117,900	817,964
Kimbell Royalty Partners LP	1,622	36,227
Kinder Morgan Incorporated	210,000	3,710,700
KNOT Offshore Partners LP	4,219	93,451
Legacy Reserves LP †	12,302	84,884
Magellan Midstream Partners LP	41,487	2,865,922
Martin Midstream Partners LP	5,892	81,310
MPLX LP	51,966	1,774,119
Natural Resource Partners LP	1,447	45,436
Navios Maritime Midstream Partners LP	3,307	12,401
NGL Energy Partners LP	22,014	275,175
Noble Midstream Partners LP	3,238	165,332
NuStar Energy LP	14,400	326,160
NuStar GP Holdings LLC	6,168	76,483
Oasis Midstream Partners LP	1,377	25,103
ONEOK Incorporated	50,000	3,491,500
PBF Logistics LP	4,112	86,352
Phillips 66 Company	9,775	1,097,830
Phillips 66 Partners LP	9,076	463,421
Plains All American Pipeline LP	227,830	5,385,901
Plains GP Holdings LP Class A	28,547	682,559
Repsol YPF SA	51,131	998,030
Rice Midstream Partners LP	13,366	227,489
Shell Midstream Partners LP	24,414	541,503
Spectra Energy Partners LP	15,868	562,045
Sprague Resources LP	1,859	47,219
Summit Midstream Partners LP	8,535	131,439
Sunoco LP	8,398	209,614
Tallgrass Energy GP LP	10,558	233,965
Tallgrass Energy Partners LP	8,512	368,655
TC Pipelines LP	9,723	252,312
Teekay LNG Partners LP	9,852	166,006

2

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Teekay Offshore Partners LP	17,899	$47,253
The Williams Companies Incorporated	135,000	3,659,850
Total SA «	19,556	1,187,552
TransMontaigne Partners LP	2,359	86,906
USD Partners LP	1,992	21,414
Valero Energy Corporation	9,271	1,027,505
Valero Energy Partners LP	4,155	158,181
Viper Energy Partners LP	7,245	231,188
Western Gas Equity Partners LP	7,164	256,113
Western Gas Partners LP	17,479	845,809
Williams Partners LP	43,551	1,767,735
		63,307,746

Financials : 2.02%
Banks : 0.64%
Citizens Financial Group Incorporated	18,100	704,090
Industrial & Commercial Bank of China Limited H Shares	1,767,000	1,317,899
JPMorgan Chase & Company	17,022	1,773,692
United Overseas Bank Limited	53,000	1,038,733
		4,834,414

Capital Markets : 0.46%
Ares Capital Corporation	87,753	1,443,537
Intermediate Capital Group	62,006	898,275
Natixis	162,180	1,147,513
		3,489,325

Diversified Financial Services : 0.30%
Compass Diversified Holdings	44,600	771,580
ORIX Corporation	49,400	778,648
Plus500 Limited	35,352	748,460
		2,298,688

Insurance : 0.21%
Legal & General Group plc	210,743	737,145
Poste Italiane SpA	100,200	836,332
		1,573,477

Mortgage REITs : 0.41%
Ladder Capital Corporation	83,400	1,302,708
MFA Financial Incorporated	115,229	873,436
New Residential Investment Corporation	55,640	973,144
		3,149,288

Health Care : 3.64%
Biotechnology : 0.27%
Amgen Incorporated	6,022	1,111,601
Gilead Sciences Incorporated	13,285	941,109
		2,052,710

Health Care Equipment & Supplies : 0.96%
Abbott Laboratories	60,000	3,659,400
Becton Dickinson & Company	15,000	3,593,400
		7,252,800

3

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Diversified Income Builder Fund

Security name	Shares	Value
Health Care Providers & Services : 0.31%
CVS Health Corporation	15,525	$999,034
UnitedHealth Group Incorporated	5,570	1,366,544
		2,365,578

Life Sciences Tools & Services : 0.92%
Thermo Fisher Scientific Incorporated	17,000	3,521,380
Waters Corporation †	18,000	3,484,620
		7,006,000

Pharmaceuticals : 1.18%
Allergan plc	20,000	3,334,400
Astellas Pharma Incorporated	46,081	701,287
Eli Lilly & Company	43,625	3,722,521
GlaxoSmithKline plc	57,015	1,149,476
		8,907,684

Industrials : 3.61%
Aerospace & Defense : 1.64%
Curtiss-Wright Corporation	30,000	3,570,600
Huntington Ingalls Industries Incorporated	18,000	3,902,220
Raytheon Company	20,000	3,863,600
The Boeing Company	3,181	1,067,257
		12,403,677

Electrical Equipment : 0.39%
AMETEK Incorporated	15,000	1,082,400
Eaton Corporation plc	25,000	1,868,500
		2,950,900

Industrial Conglomerates : 0.57%
Honeywell International Incorporated	25,000	3,601,250
Shanghai Industrial Holdings Limited	306,000	710,929
		4,312,179

Machinery : 0.46%
Caterpillar Incorporated	6,814	924,455
Crane Company	10,066	806,589
John Bean Technologies Corporation	20,000	1,778,000
		3,509,044

Trading Companies & Distributors : 0.40%
Ferguson plc	9,516	769,918
Mitsubishi Corporation	46,470	1,288,569
Russel Metals Incorporated	46,500	950,409
		3,008,896

Transportation Infrastructure : 0.15%
Sydney Airport Holdings Limited	221,782	1,174,101

Information Technology : 7.27%
Communications Equipment : 0.22%
Cisco Systems Incorporated	39,112	1,682,989

Electronic Equipment, Instruments & Components : 1.45%
Amphenol Corporation Class A	40,000	3,486,000
Corning Incorporated	130,000	3,576,300

4

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
FLIR Systems Incorporated	65,000	$3,378,050
Venture Corporation Limited	45,947	600,298
		11,040,648

Internet Software & Services : 0.48%
Alphabet Incorporated Class A †	3,200	3,613,408

IT Services : 0.51%
Leidos Holdings Incorporated	65,000	3,835,000

Semiconductors & Semiconductor Equipment : 2.12%
Broadcom Incorporated	15,000	3,639,600
Cypress Semiconductor Corporation	100,000	1,558,000
KLA-Tencor Corporation	12,027	1,233,128
Maxim Integrated Products Incorporated	18,351	1,076,470
QUALCOMM Incorporated	20,000	1,122,400
Texas Instruments Incorporated	35,000	3,858,750
Xilinx Incorporated	55,000	3,589,300
		16,077,648

Software : 1.72%
Adobe Systems Incorporated †	15,000	3,657,150
Microsoft Corporation	56,066	5,528,668
Synopsys Incorporated †	45,000	3,850,650
		13,036,468

Technology Hardware, Storage & Peripherals : 0.77%
Apple Incorporated	6,415	1,187,481
Samsung Electronics Company Limited	19,950	835,697
Seagate Technology plc	26,899	1,518,987
Western Digital Corporation	20,000	1,548,200
Xerox Corporation	32,730	785,520
		5,875,885

Materials : 1.64%
Chemicals : 1.29%
Ciner Resources LP	821	21,592
Covestro AG 144A	10,206	907,145
CVR Partners LP †	12,151	40,098
DowDuPont Incorporated	40,000	2,636,800
LyondellBasell Industries NV Class A	47,962	5,268,626
OCI Partners LP	3,004	34,546
Tosoh Corporation	52,360	809,600
Westlake Chemical Partners LP	3,222	78,939
		9,797,346

Containers & Packaging : 0.22%
Sealed Air Corporation	40,000	1,698,000

Metals & Mining : 0.12%
Fortescue Metals Group Limited	265,089	860,736
Suncoke Energy Partners LP	2,939	44,085
		904,821

Paper & Forest Products : 0.01%
Pope Resources LP	547	40,205

5

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Diversified Income Builder Fund

Security name	Shares	Value
Real Estate : 5.58%
Equity REITs : 5.44%
Alexandria Real Estate Equities Incorporated	13,449	$1,696,860
American Homes 4 Rent Class A	51,877	1,150,632
American Tower Corporation	24,068	3,469,884
Camden Property Trust	13,671	1,245,838
CoreSite Realty Corporation	3,558	394,298
Crown Castle International Corporation	10,000	1,078,200
Equinix Incorporated	11,150	4,793,274
Equity Residential	15,607	994,010
Essex Property Trust Incorporated	4,886	1,168,096
Four Corners Property Trust Incorporated	38,004	936,039
Gaming and Leisure Properties Incorporated	23,450	839,510
Healthcare Trust of America Incorporated Class A	19,801	533,835
Host Hotels & Resorts Incorporated	104,212	2,195,747
Hudson Pacific Properties Incorporated	56,914	2,016,463
Invitation Homes Incorporated	55,809	1,286,956
Klepierre SA	23,250	873,575
Physicians Realty Trust	148,636	2,369,258
Prologis Incorporated	41,754	2,742,820
Public Storage Incorporated	5,620	1,274,953
Retail Opportunity Investment Corporation	98,181	1,881,148
Saul Centers Incorporated	35,000	1,875,300
SBA Communications Corporation †	5,186	856,312
Simon Property Group Incorporated	17,069	2,904,973
Sun Communities Incorporated	14,249	1,394,692
Taubman Centers Incorporated	9,290	545,880
Ventas Incorporated	13,611	775,146
		41,293,699

Real Estate Management & Development : 0.14%
Shimao Property Holding Limited	395,500	1,031,147

Telecommunication Services : 0.67%
Diversified Telecommunication Services : 0.55%
AT&T Incorporated	60,045	1,928,045
Telenor ASA	42,027	860,734
Verizon Communications Incorporated	26,725	1,344,535
		4,133,314

Wireless Telecommunication Services : 0.12%
Vodafone Group plc	382,518	926,570

Utilities : 1.15%
Electric Utilities : 0.12%
Brookfield Infrastructure Partners LP	24,648	946,483

Gas Utilities : 0.76%
AmeriGas Partners LP	12,508	528,088
Atmos Energy Corporation	40,000	3,605,600
Ferrellgas Partners LP	12,363	41,540
Star Group LP	7,949	77,900
Suburban Propane Partners LP	11,163	262,219
Superior Plus Corporation	130,900	1,265,538
		5,780,885

Independent Power & Renewable Electricity Producers : 0.16%
Brookfield Renewable Partner LP	16,077	483,114
Drax Group plc	165,406	713,479
		1,196,593

6

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name			Shares	Value
Multi-Utilities : 0.11%
Engie SA			53,363	$816,267

Total Common Stocks (Cost $258,062,178)				272,584,565

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 54.46%
Consumer Discretionary : 3.60%
Auto Components : 1.36%
Dana Holding Corporation	5.50%	12-15-2024	$3,925,000	3,875,938
Tenneco Incorporated	5.00	7-15-2026	7,250,000	6,474,250
				10,350,188

Hotels, Restaurants & Leisure : 0.61%
Speedway Motorsports Incorporated	5.13	2-1-2023	4,700,000	4,594,250

Media : 1.05%
McGraw-Hill Global Education Holdings LLC 144A«	7.88	5-15-2024	8,598,000	7,953,150

Specialty Retail : 0.58%
Group 1 Automotive Incorporated	5.00	6-1-2022	4,453,000	4,441,868

Consumer Staples : 1.91%
Food Products : 1.91%
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	13,000,000	12,642,500
Post Holdings Incorporated 144A	5.00	8-15-2026	2,000,000	1,865,000
				14,507,500

Energy : 3.20%
Oil, Gas & Consumable Fuels : 3.20%
Cheniere Corpus Christi Holdings LLC	5.13	6-30-2027	24,500,000	24,285,625

Financials : 0.13%
Diversified Financial Services : 0.13%
Toll Road Investment Part II 144A¤	0.00	2-15-2030	2,000,000	1,016,789

Health Care : 11.59%
Health Care Equipment & Supplies : 1.29%
Halyard Health Incorporated	6.25	10-15-2022	1,000,000	1,025,000
Hologic Incorporated 144A	4.38	10-15-2025	2,000,000	1,910,000
Teleflex Incorporated	4.88	6-1-2026	7,000,000	6,860,000
				9,795,000

Health Care Providers & Services : 7.52%
AMN Healthcare Incorporated 144A	5.13	10-1-2024	25,535,000	24,768,950
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	7,000,000	6,588,750
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	3,000,000	2,910,000
HCA Incorporated	5.38	2-1-2025	13,500,000	13,293,450
HealthSouth Corporation	5.13	3-15-2023	2,000,000	2,000,000
St. Joseph’s Hospital & Medical Center	3.93	7-1-2022	2,000,000	1,981,614
West Street Merger Subordinate Incorporated 144A	6.38	9-1-2025	5,700,000	5,443,500
				56,986,264

Health Care Technology : 1.06%
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	7,000,000	7,070,000

7

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Diversified Income Builder Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Care Technology (continued)
Quintiles IMS Holdings Incorporated 144A	5.00%	10-15-2026	$1,000,000	$973,750
				8,043,750

Life Sciences Tools & Services : 0.67%
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	5,075,000	5,086,165

Pharmaceuticals : 1.05%
Catalent Pharma Solutions Incorporated 144A	4.88	1-15-2026	8,300,000	7,970,407

Industrials : 10.26%
Aerospace & Defense : 4.28%
Moog Incorporated 144A	5.25	12-1-2022	5,500,000	5,610,000
Orbital ATK Incorporated	5.50	10-1-2023	10,640,000	11,136,888
TransDigm Group Incorporated	6.38	6-15-2026	11,800,000	11,711,500
TransDigm Group Incorporated	6.50	5-15-2025	4,000,000	4,045,000
				32,503,388

Commercial Services & Supplies : 1.05%
Acco Brands Corporation 144A	5.25	12-15-2024	5,000,000	4,987,500
Eastern Maine Healthcare	5.02	7-1-2036	1,000,000	987,471
South Nassau Communities	4.65	8-1-2048	2,000,000	1,983,764
				7,958,735

Construction & Engineering : 0.25%
Aecom Company	5.13	3-15-2027	2,000,000	1,885,000

Machinery : 1.94%
Actuant Corporation	5.63	6-15-2022	1,165,000	1,179,563
Oshkosh Corporation	5.38	3-1-2025	3,675,000	3,766,875
SPX FLOW Incorporated 144A	5.63	8-15-2024	4,500,000	4,466,250
SPX FLOW Incorporated 144A	5.88	8-15-2026	5,328,000	5,274,720
				14,687,408

Trading Companies & Distributors : 2.74%
HD Supply Incorporated 144A	5.75	4-15-2024	11,450,000	11,979,563
WESCO Distribution Incorporated	5.38	6-15-2024	8,974,000	8,816,955
				20,796,518

Information Technology : 9.10%
Communications Equipment : 2.06%
CommScope Incorporated 144A	5.50	6-15-2024	9,479,000	9,526,395
CommScope Technologies Finance LLC 144A	5.00	3-15-2027	6,500,000	6,118,125
				15,644,520

Electronic Equipment, Instruments & Components : 2.66%
Anixter International Incorporated	5.13	10-1-2021	4,000,000	4,070,000
TTM Technologies Incorporated 144A	5.63	10-1-2025	16,495,000	16,082,625
				20,152,625

IT Services : 0.26%
Gartner Incorporated 144A	5.13	4-1-2025	2,000,000	1,990,000

Semiconductors & Semiconductor Equipment : 2.78%
Micron Technology Incorporated	5.50	2-1-2025	6,750,000	7,028,438
Versum Materials Incorporated 144A	5.50	9-30-2024	13,834,000	14,026,293
				21,054,731

8

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Software : 0.27%
Nuance Communications Company	6.00%	7-1-2024	$2,000,000	$2,017,500

Technology Hardware, Storage & Peripherals : 1.07%
Diebold Incorporated	8.50	4-15-2024	8,500,000	8,141,555

Materials : 11.03%
Chemicals : 8.84%
A. Schulman Incorporated	6.88	6-1-2023	11,500,000	12,109,500
Koppers Incorporated 144A	6.00	2-15-2025	13,150,000	13,150,000
Olin Corporation	5.13	9-15-2027	5,000,000	4,862,500
Olin Corporation	5.50	8-15-2022	8,500,000	8,712,500
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	8,945,000	8,408,300
Scotts Miracle-Gro Company	5.25	12-15-2026	4,000,000	3,830,000
Scotts Miracle-Gro Company	6.00	10-15-2023	6,000,000	6,202,500
Valvoline Incorporated	4.38	8-15-2025	10,000,000	9,300,000
Valvoline Incorporated	5.50	7-15-2024	500,000	505,000
				67,080,300

Containers & Packaging : 1.91%
Ball Corporation	5.00	3-15-2022	2,500,000	2,571,875
Berry Plastics Corporation	5.13	7-15-2023	2,500,000	2,478,125
Berry Plastics Corporation	6.00	10-15-2022	4,100,000	4,219,925
Sealed Air Corporation 144A	5.25	4-1-2023	4,650,000	4,743,000
Sealed Air Corporation 144A	5.50	9-15-2025	500,000	513,750
				14,526,675

Metals & Mining : 0.28%
Commercial Metals Company	4.88	5-15-2023	2,150,000	2,102,270

Real Estate : 3.64%
Equity REITs : 3.64%
Equinix Incorporated	5.38	5-15-2027	5,000,000	4,987,500
Equinix Incorporated	5.75	1-1-2025	1,500,000	1,510,800
Iron Mountain Incorporated 144A	4.88	9-15-2027	12,000,000	11,055,000
Iron Mountain Incorporated 144A	5.38	6-1-2026	6,500,000	6,175,000
Iron Mountain Incorporated	5.75	8-15-2024	3,927,000	3,868,095
				27,596,395

Total Corporate Bonds and Notes (Cost $424,363,809)				413,168,576

Municipal Obligations : 3.60%
Colorado : 0.29%
Health Revenue : 0.29%
Denver CO Health & Hospital Authority Series B	4.65	12-1-2023	1,205,000	1,212,302
Denver CO Health & Hospital Authority Series B	4.90	12-1-2024	250,000	252,960
Denver CO Health & Hospital Authority Series B	5.00	12-1-2025	275,000	277,973
Denver CO Health & Hospital Authority Series B	5.15	12-1-2026	445,000	450,296
				2,193,531

				2,193,531

Florida : 0.13%
Education Revenue : 0.13%
Florida HEFAR Jacksonville University Project Series A2 144A	5.43	6-1-2027	1,000,000	1,001,550

9

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Diversified Income Builder Fund

Security name	Interest rate	Maturity date	Principal	Value
Guam : 0.08%
Airport Revenue : 0.08%
Guam Port Authority Series C %%	3.78%	7-1-2021	$635,000	$635,114

Illinois : 0.73%
GO Revenue : 0.30%
Chicago IL Project Series C1	7.78	1-1-2035	2,000,000	2,300,280

Miscellaneous Revenue : 0.16%
Chicago IL Board of Education Taxable Build America Bonds Series E	6.04	12-1-2029	1,255,000	1,227,277

Tax Revenue : 0.27%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	2,000,000	1,999,440

				5,526,997

Iowa : 0.16%
Tax Revenue : 0.16%
Coralville IA Series C	5.00	5-1-2030	1,200,000	1,211,004

Michigan : 0.46%
Miscellaneous Revenue : 0.46%
Wayne County MI Recovery Zone Economic Development Build America Bonds	10.00	12-1-2040	3,000,000	3,450,750

New Jersey : 0.25%
Education Revenue : 0.12%
New Jersey Educational Facilities Authority Georgian Court University Series H	4.25	7-1-2028	1,000,000	932,810

Utilities Revenue : 0.13%
Newark NJ Redevelopment Area Public Service Electric & Gas Project 144A	4.49	12-1-2047	1,000,000	983,580

				1,916,390

New York : 0.31%
Health Revenue : 0.05%
Jefferson County NY Civic Facility Development Corporation Refunding Bond Series B Samaritan Medical Center Obligated Group	4.25	11-1-2028	360,000	350,860

Utilities Revenue : 0.26%
New York Energy Research & Development Authority Green Bond Series A	4.81	4-1-2034	1,000,000	996,100
New York NY IDA Brooklyn Navy Yard Cogeneration Partners LP	5.65	10-1-2028	1,000,000	1,009,620
				2,005,720

				2,356,580

Oklahoma : 0.07%
Health Revenue : 0.07%
Oklahoma Development Finance Authority	5.45	8-15-2028	500,000	527,615

Oregon : 0.07%
Health Revenue : 0.07%
Clackamas County OR Hospital Facility Authority Series C	4.00	11-15-2022	550,000	548,251

10

Wells Fargo Diversified Income Builder Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania : 0.51%
GO Revenue : 0.25%
Scranton PA Refunding Notes	5.00%	11-15-2032	$1,800,000	$1,884,582

Housing Revenue : 0.26%
Philadelphia PA Authority for Industrial Development MFHR University Square Apartments Low Income Housing Project 144A	5.00	12-1-2020	2,000,000	1,972,360

				3,856,942

Tennessee : 0.26%
Tax Revenue : 0.26%
Bristol TN Industrial Development Board The Pinnacle Project Series A 144A	5.13	12-1-2042	2,000,000	1,935,880

Virginia : 0.28%
Tax Revenue : 0.28%
Mosaic District VA CDA Series A-T	7.25	3-1-2036	2,000,000	2,132,680

Total Municipal Obligations (Cost $27,292,694)				27,293,284

		Expiration date	Shares
Rights : 0.00%
Energy : 0.00%
Oil, Gas & Consumable Fuels : 0.00%
Repsol SA †		7-9-2018	51,131	29,025

Total Rights (Cost $28,795)				29,025

		Maturity date	Principal
Yankee Corporate Bonds and Notes : 4.78%
Financials : 2.18%
Diversified Financial Services : 2.18%
Tronox Finance plc 144A	5.75	10-1-2025	$17,000,000	16,511,250

Health Care : 1.20%
Pharmaceuticals : 1.20%
Mallinckrodt plc 144A«	5.50	4-15-2025	5,655,000	4,524,000
Mallinckrodt plc 144A«	5.63	10-15-2023	5,500,000	4,584,250
				9,108,250

Industrials : 1.40%
Electrical Equipment : 1.40%
Sensata Technologies BV 144A	4.88	10-15-2023	6,700,000	6,733,500
Sensata Technologies BV 144A	5.63	11-1-2024	3,750,000	3,890,613
				10,624,113

Total Yankee Corporate Bonds and Notes (Cost $38,811,546)				36,243,613

	Yield		Shares
Short-Term Investments : 1.84%
Investment Companies : 1.84%
Securities Lending Cash Investment LLC (l)(r)(u)	2.09		11,076,099	11,077,207

11

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Diversified Income Builder Fund

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Government Money Market Fund Select Class (l)(u)##		1.83%	2,850,462	$2,850,462
Total Short-Term Investments (Cost $13,927,669)				13,927,669

Total investments in securities (Cost $762,486,691)	100.61%			763,246,732
Other assets and liabilities, net	(0.61)			(4,638,852)

Total net assets	100.00%			$758,607,880

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is issued on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

CDA	Community Development Authority
GO	General obligation
HEFAR	Higher education facilities authority revenue
IDA	Industrial Development Authority
MFHR	Multifamily housing revenue
REIT	Real estate investment
SGD	Singapore dollar

12

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
409,182 USD	558,098 SGD	Bank of New York¤¤	7-2-2018	$0	$(431)

¤¤	Transaction can only be closed with the originating counterparty.

Wells Fargo Diversified Income Builder Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2018, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2018

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$9,664,141	$1,005,653	$0	$10,669,794
Consumer staples	3,386,249	900,175	0	4,286,424
Energy	60,608,664	3,003,546	0	63,612,210
Financials	7,842,187	7,503,005	0	15,345,192
Health care	25,734,009	1,850,763	0	27,584,772
Industrials	23,415,280	3,943,517	0	27,358,797
Information technology	53,726,051	1,435,995	0	55,162,046
Materials	9,862,891	2,577,481	0	12,440,372
Real estate	40,420,124	1,904,722	0	42,324,846
Telecommunication services	3,272,580	1,787,304	0	5,059,884
Utilities	7,210,482	1,529,746	0	8,740,228
Corporate bonds and notes	0	413,168,576	0	413,168,576
Municipal obligations	0	27,293,284	0	27,293,284
Rights
Energy	0	29,025	0	29,025
Yankee corporate bonds and notes	0	36,243,613	0	36,243,613
Short-term investments
Investment companies	2,850,462	0	0	2,850,462
Investments measured at net asset value*				11,077,207

Total assets	$247,993,120	$504,176,405	$0	$763,246,732

Liabilities
Forward foreign currency contracts	$0	$431	$0	$431

Total liabilities	$0	$431	$0	$431

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $11,077,207 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 0.00%
FNMA Series 2002-T1 Class A4	9.50%	11-25-2031	$45,504	$52,202

Total Agency Securities (Cost $45,504)				52,202

			Shares
Common Stocks : 60.09%
Consumer Discretionary : 7.77%
Auto Components : 0.10%
Aptiv plc			8,745	801,304
BorgWarner Incorporated			6,523	281,533
The Goodyear Tire & Rubber Company			7,921	184,480
				1,267,317

Automobiles : 0.26%
Ford Motor Company			129,287	1,431,207
General Motors Company			41,899	1,650,821
Harley-Davidson Incorporated			5,497	231,314
				3,313,342

Distributors : 0.06%
Genuine Parts Company			4,846	444,814
LKQ Corporation †			10,230	326,337
				771,151

Diversified Consumer Services : 0.01%
H&R Block Incorporated			6,909	157,387

Hotels, Restaurants & Leisure : 0.99%
Carnival Corporation			13,410	768,527
Chipotle Mexican Grill Incorporated †			807	348,116
Darden Restaurants Incorporated			4,088	437,661
Hilton Worldwide Holdings Incorporated			9,228	730,488
Marriott International Incorporated Class A			9,803	1,241,060
McDonald’s Corporation			25,935	4,063,755
MGM Resorts International			16,552	480,505
Norwegian Cruise Line Holdings Limited †			6,827	322,576
Royal Caribbean Cruises Limited			5,595	579,642
Starbucks Corporation			45,583	2,226,730
Wynn Resorts Limited			2,797	468,050
Yum! Brands Incorporated			10,676	835,077
				12,502,187

Household Durables : 0.22%
D.R. Horton Incorporated			11,345	465,145
Garmin Limited			3,673	224,053
Leggett & Platt Incorporated			4,335	193,514
Lennar Corporation Class A			9,037	474,443
Mohawk Industries Incorporated †			2,094	448,681
Newell Rubbermaid Incorporated			16,043	413,749
Pulte Group Incorporated			8,676	249,435
Whirlpool Corporation			2,131	311,616
				2,780,636

Internet & Direct Marketing Retail : 2.54%
Amazon.com Incorporated †			13,303	22,612,439
Booking Holdings Incorporated †			1,591	3,225,100
Expedia Incorporated			3,992	479,798
Netflix Incorporated †			14,358	5,620,152

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
Internet & Direct Marketing Retail (continued)
TripAdvisor Incorporated †	3,539	$197,158
		32,134,647

Leisure Products : 0.04%
Hasbro Incorporated	3,755	346,624
Mattel Incorporated «	11,363	186,580
		533,204

Media : 1.36%
CBS Corporation Class B	11,280	634,162
Charter Communications Incorporated Class A †	6,117	1,793,566
Comcast Corporation Class A	151,685	4,976,785
Discovery Communications Incorporated Class A †«	5,154	141,735
Discovery Communications Incorporated Class C †	11,283	287,717
DISH Network Corporation Class A †	7,562	254,159
Interpublic Group of Companies Incorporated	12,734	298,485
News Corporation Class A	12,660	196,230
News Corporation Class B	4,022	63,749
Omnicom Group Incorporated	7,507	572,559
The Walt Disney Company	49,109	5,147,114
Twenty-First Century Fox Incorporated Class A	34,815	1,729,957
Twenty-First Century Fox Incorporated Class B	14,507	714,760
Viacom Incorporated Class B	11,659	351,635
		17,162,613

Multiline Retail : 0.30%
Dollar General Corporation	8,395	827,747
Dollar Tree Incorporated †	7,853	667,505
Kohl’s Corporation	5,556	405,032
Macy’s Incorporated	10,120	378,792
Nordstrom Incorporated	3,879	200,855
Target Corporation	17,610	1,340,473
		3,820,404

Specialty Retail : 1.40%
Advance Auto Parts Incorporated	2,445	331,787
AutoZone Incorporated †	880	590,418
Best Buy Company Incorporated	8,100	604,098
CarMax Incorporated †	5,881	428,548
Foot Locker Incorporated	3,901	205,388
L Brands Incorporated	8,011	295,446
Lowe’s Companies Incorporated	27,151	2,594,821
O’Reilly Automotive Incorporated †	2,705	740,007
Ross Stores Incorporated	12,507	1,059,968
The Gap Incorporated	7,166	232,107
The Home Depot Incorporated	38,102	7,433,700
The TJX Companies Incorporated	20,713	1,971,463
Tiffany & Company	3,365	442,834
Tractor Supply Company	4,031	308,331
ULTA Beauty Incorporated †	1,888	440,772
		17,679,688

Textiles, Apparel & Luxury Goods : 0.49%
HanesBrands Incorporated «	11,904	262,126
Michael Kors Holdings Limited †	4,950	329,670
Nike Incorporated Class B	42,369	3,375,962
PVH Corporation	2,545	381,037
Ralph Lauren Corporation	1,838	231,073
Tapestry Incorporated	9,507	444,072
Under Armour Incorporated Class A †«	6,142	138,072
Under Armour Incorporated Class C †	6,221	131,139

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
VF Corporation	10,815	$881,639
		6,174,790

Consumer Staples : 4.13%
Beverages : 1.06%
Brown-Forman Corporation Class B	8,651	423,986
Constellation Brands Incorporated Class A	5,549	1,214,510
Molson Coors Brewing Company Class B	6,112	415,860
Monster Beverage Corporation †	13,568	777,446
PepsiCo Incorporated	46,833	5,098,709
The Coca-Cola Company	126,501	5,548,334
		13,478,845

Food & Staples Retailing : 0.84%
Costco Wholesale Corporation	14,488	3,027,702
Sysco Corporation	15,832	1,081,167
The Kroger Company	26,849	763,854
Wal-Mart Stores Incorporated	47,787	4,092,957
Walgreens Boots Alliance Incorporated	28,170	1,690,623
		10,656,303

Food Products : 0.68%
Archer Daniels Midland Company	18,470	846,480
Campbell Soup Company «	6,355	257,632
ConAgra Foods Incorporated	12,998	464,419
General Mills Incorporated	19,584	866,788
Hormel Foods Corporation «	8,920	331,913
Kellogg Company	8,248	576,288
McCormick & Company Incorporated	4,006	465,057
Mondelez International Incorporated Class A	48,723	1,997,643
The Hershey Company	4,615	429,472
The J.M. Smucker Company	3,752	403,265
The Kraft Heinz Company	19,732	1,239,564
Tyson Foods Incorporated Class A	9,830	676,796
		8,555,317

Household Products : 0.84%
Church & Dwight Company Incorporated	8,082	429,639
Colgate-Palmolive Company	28,813	1,867,371
Kimberly-Clark Corporation	11,539	1,215,518
The Clorox Company	4,277	578,464
The Procter & Gamble Company	83,060	6,483,664
		10,574,656

Personal Products : 0.10%
Coty Incorporated Class A	15,618	220,214
The Estee Lauder Companies Incorporated Class A	7,398	1,055,621
		1,275,835

Tobacco : 0.61%
Altria Group Incorporated	62,516	3,550,284
Philip Morris International Incorporated	51,346	4,145,676
		7,695,960

Energy : 3.81%
Energy Equipment & Services : 0.48%
Baker Hughes Incorporated	13,755	454,328

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
Energy Equipment & Services (continued)
Halliburton Company	28,934	$1,303,766
Helmerich & Payne Incorporated	3,596	229,281
National Oilwell Varco Incorporated	12,619	547,665
Schlumberger Limited	45,752	3,066,757
TechnipFMC plc	14,336	455,025
		6,056,822

Oil, Gas & Consumable Fuels : 3.33%
Anadarko Petroleum Corporation	17,014	1,246,276
Andeavor Corporation	4,592	602,379
Apache Corporation	12,623	590,125
Cabot Oil & Gas Corporation	14,913	354,929
Chevron Corporation	63,120	7,980,262
Cimarex Energy Company	3,152	320,684
Concho Resources Incorporated †	4,923	681,097
ConocoPhillips	38,648	2,690,674
Devon Energy Corporation	17,288	759,980
EOG Resources Incorporated	19,120	2,379,102
EQT Corporation	8,330	459,649
Exxon Mobil Corporation	139,848	11,569,625
Hess Corporation	8,648	578,465
HollyFrontier Corporation	5,831	399,015
Kinder Morgan Incorporated	62,667	1,107,326
Marathon Oil Corporation	28,182	587,877
Marathon Petroleum Corporation	15,256	1,070,361
Newfield Exploration Company †	6,596	199,529
Noble Energy Incorporated	16,002	564,551
Occidental Petroleum Corporation	25,294	2,116,602
ONEOK Incorporated	13,578	948,152
Phillips 66 Company	13,863	1,556,954
Pioneer Natural Resources Company	5,629	1,065,232
The Williams Companies Incorporated	27,339	741,160
Valero Energy Corporation	14,234	1,577,554
		42,147,560

Financials : 8.32%
Banks : 3.69%
Bank of America Corporation	311,470	8,780,339
BB&T Corporation	25,756	1,299,133
Citigroup Incorporated	84,227	5,636,471
Citizens Financial Group Incorporated	16,011	622,828
Comerica Incorporated	5,678	516,244
Fifth Third Bancorp	22,642	649,825
Huntington Bancshares Incorporated	36,498	538,710
JPMorgan Chase & Company	112,463	11,718,645
KeyCorp	35,067	685,209
M&T Bank Corporation	4,797	816,210
People’s United Financial Incorporated	11,491	207,872
PNC Financial Services Group Incorporated	15,508	2,095,131
Regions Financial Corporation	37,098	659,602
SunTrust Banks Incorporated	15,354	1,013,671
SVB Financial Group †	1,749	505,041
US Bancorp	51,539	2,577,981
Wells Fargo & Company (l)	144,418	8,006,534
Zions Bancorporation	6,510	343,012
		46,672,458

Capital Markets : 1.82%
Affiliated Managers Group Incorporated	1,794	266,714
Ameriprise Financial Incorporated	4,776	668,067
Bank of New York Mellon Corporation	33,383	1,800,345
BlackRock Incorporated	4,073	2,032,590
CBOE Holdings Incorporated	3,715	386,620
CME Group Incorporated	11,248	1,843,772

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Shares	Value
Capital Markets (continued)
E*TRADE Financial Corporation †	8,716	$533,071
Franklin Resources Incorporated	10,528	337,422
Intercontinental Exchange Incorporated	19,132	1,407,159
Invesco Limited	13,568	360,366
Moody’s Corporation	5,514	940,468
Morgan Stanley	45,025	2,134,185
MSCI Incorporated	2,940	486,364
Northern Trust Corporation	6,985	718,687
Raymond James Financial Incorporated	4,287	383,043
S&P Global Incorporated	8,300	1,692,287
State Street Corporation	12,070	1,123,596
T. Rowe Price Group Incorporated	7,997	928,372
The Charles Schwab Corporation	39,662	2,026,728
The Goldman Sachs Group Incorporated	11,603	2,559,274
The NASDAQ OMX Group Incorporated	3,860	352,302
		22,981,432

Consumer Finance : 0.42%
American Express Company	23,587	2,311,526
Capital One Financial Corporation	16,067	1,476,557
Discover Financial Services	11,527	811,616
Synchrony Financial	23,434	782,227
		5,381,926

Diversified Financial Services : 0.96%
Berkshire Hathaway Incorporated Class B †	63,575	11,866,274
Jefferies Financial Group Incorporated	10,015	227,741
		12,094,015

Insurance : 1.43%
AFLAC Incorporated	25,571	1,100,064
American International Group Incorporated	29,651	1,572,096
Aon plc	8,076	1,107,785
Arthur J. Gallagher & Company	6,020	392,986
Assurant Incorporated	1,740	180,073
Brighthouse Financial Incorporated †	3,955	158,477
Chubb Limited	15,386	1,954,330
Cincinnati Financial Corporation	4,933	329,820
Everest Reinsurance Group Limited	1,353	311,839
Lincoln National Corporation	7,223	449,632
Loews Corporation	8,648	417,525
Marsh & McLennan Companies Incorporated	16,759	1,373,735
MetLife Incorporated	33,577	1,463,957
Principal Financial Group Incorporated	8,797	465,801
Prudential Financial Incorporated	13,873	1,297,264
The Allstate Corporation	11,610	1,059,645
The Hartford Financial Services Group Incorporated	11,830	604,868
The Progressive Corporation	19,236	1,137,809
The Travelers Companies Incorporated	8,926	1,092,007
Torchmark Corporation	3,488	283,958
Unum Group	7,306	270,249
Willis Towers Watson plc	4,354	660,066
XL Group Limited	8,531	477,309
		18,161,295

Health Care : 8.46%
Biotechnology : 1.52%
AbbVie Incorporated	50,058	4,637,874
Alexion Pharmaceuticals Incorporated †	7,349	912,378
Amgen Incorporated	21,999	4,060,795
Biogen Incorporated †	6,969	2,022,683
Celgene Corporation †	23,347	1,854,219

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
Biotechnology (continued)
Gilead Sciences Incorporated	42,949	$3,042,507
Incyte Corporation †	5,811	389,337
Regeneron Pharmaceuticals Incorporated †	2,554	881,104
Vertex Pharmaceuticals Incorporated †	8,417	1,430,553
		19,231,450

Health Care Equipment & Supplies : 1.85%
Abbott Laboratories	57,909	3,531,870
ABIOMED Incorporated †	1,395	570,625
Align Technology Incorporated †	2,382	814,977
Baxter International Incorporated	16,273	1,201,598
Becton Dickinson & Company	8,825	2,114,117
Boston Scientific Corporation †	45,577	1,490,368
Danaher Corporation	20,306	2,003,796
Dentsply Sirona Incorporated	7,512	328,800
Edwards Lifesciences Corporation †	6,962	1,013,458
Hologic Incorporated †	9,017	358,426
IDEXX Laboratories Incorporated †	2,869	625,270
Intuitive Surgical Incorporated †	3,742	1,790,472
Medtronic plc	44,731	3,829,421
ResMed Incorporated	4,714	488,276
Stryker Corporation	10,616	1,792,618
The Cooper Companies Incorporated	1,619	381,194
Varian Medical Systems Incorporated †	3,022	343,662
Zimmer Biomet Holdings Incorporated	6,714	748,208
		23,427,156

Health Care Providers & Services : 1.89%
Aetna Incorporated	10,805	1,982,718
AmerisourceBergen Corporation	5,372	458,070
Anthem Incorporated	8,429	2,006,355
Cardinal Health Incorporated	10,262	501,093
Centene Corporation †	6,777	834,994
Cigna Corporation	8,035	1,365,548
CVS Health Corporation	33,580	2,160,873
DaVita HealthCare Partners Incorporated †	4,610	320,118
Envision Healthcare Corporation †	4,000	176,040
Express Scripts Holding Company †	18,554	1,432,554
HCA Holdings Incorporated	9,229	946,895
Henry Schein Incorporated †	5,087	369,520
Humana Incorporated	4,547	1,353,324
Laboratory Corporation of America Holdings †	3,378	606,452
McKesson Corporation	6,673	890,178
Quest Diagnostics Incorporated	4,486	493,191
UnitedHealth Group Incorporated	31,742	7,787,582
Universal Health Services Incorporated Class B	2,878	320,724
		24,006,229

Health Care Technology : 0.05%
Cerner Corporation †	10,412	622,533

Life Sciences Tools & Services : 0.52%
Agilent Technologies Incorporated	10,569	653,587
Illumina Incorporated †	4,855	1,355,953
IQVIA Holdings Incorporated †	5,344	533,438
Mettler-Toledo International Incorporated †	838	484,892
PerkinElmer Incorporated	3,654	267,582
Thermo Fisher Scientific Incorporated	13,289	2,752,683
Waters Corporation †	2,587	500,817
		6,548,952

Pharmaceuticals : 2.63%
Allergan plc	11,200	1,867,264
Bristol-Myers Squibb Company	53,990	2,987,807

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Shares	Value
Pharmaceuticals (continued)
Eli Lilly & Company	31,550	$2,692,162
Johnson & Johnson	88,594	10,749,996
Merck & Company Incorporated	88,863	5,393,984
Mylan NV †	17,026	615,320
Nektar Therapeutics †	5,321	259,824
Perrigo Company plc	4,253	310,086
Pfizer Incorporated	193,218	7,009,949
Zoetis Incorporated	15,983	1,361,592
		33,247,984

Industrials : 5.75%
Aerospace & Defense : 1.61%
Arconic Incorporated	14,035	238,735
General Dynamics Corporation	9,124	1,700,805
Harris Corporation	3,921	566,741
Huntington Ingalls Industries Incorporated	1,469	318,465
L-3 Technologies Incorporated	2,592	498,493
Lockheed Martin Corporation	8,204	2,423,708
Northrop Grumman Corporation	5,759	1,772,044
Raytheon Company	9,487	1,832,699
Rockwell Collins Incorporated	5,424	730,504
Textron Incorporated	8,456	557,335
The Boeing Company	18,089	6,069,040
TransDigm Group Incorporated	1,610	555,675
United Technologies Corporation	24,577	3,072,862
		20,337,106

Air Freight & Logistics : 0.40%
C.H. Robinson Worldwide Incorporated	4,599	384,752
Expeditors International of Washington Incorporated	5,769	421,714
FedEx Corporation	8,120	1,843,727
United Parcel Service Incorporated Class B	22,777	2,419,601
		5,069,794

Airlines : 0.26%
Alaska Air Group Incorporated	4,071	245,848
American Airlines Group Incorporated	13,763	522,443
Delta Air Lines Incorporated	21,317	1,056,044
Southwest Airlines Company	17,619	896,455
United Continental Holdings Incorporated †	7,784	542,778
		3,263,568

Building Products : 0.17%
A.O. Smith Corporation	4,791	283,388
Allegion plc	3,136	242,601
Fortune Brands Home & Security Incorporated	4,819	258,732
Johnson Controls International plc	30,593	1,023,336
Masco Corporation	10,256	383,780
		2,191,837

Commercial Services & Supplies : 0.21%
Cintas Corporation	2,855	528,375
Copart Incorporated †	6,637	375,439
Republic Services Incorporated	7,365	503,471
Stericycle Incorporated †	2,826	184,510
Waste Management Incorporated	13,139	1,068,726
		2,660,521

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
Construction & Engineering : 0.05%
Fluor Corporation	4,643	$226,486
Jacobs Engineering Group Incorporated	3,980	252,690
Quanta Services Incorporated †	4,941	165,029
		644,205

Electrical Equipment : 0.30%
AMETEK Incorporated	7,649	551,952
Eaton Corporation plc	14,445	1,079,619
Emerson Electric Company	20,812	1,438,942
Rockwell Automation Incorporated	4,147	689,356
		3,759,869

Industrial Conglomerates : 0.97%
3M Company	19,610	3,857,679
General Electric Company	286,887	3,904,532
Honeywell International Incorporated	24,672	3,554,002
Roper Industries Incorporated	3,407	940,025
		12,256,238

Machinery : 0.89%
Caterpillar Incorporated	19,749	2,679,347
Cummins Incorporated	5,115	680,295
Deere & Company	10,712	1,497,538
Dover Corporation	5,109	373,979
Flowserve Corporation	4,321	174,568
Fortive Corporation	10,132	781,279
Illinois Tool Works Incorporated	10,071	1,395,236
Ingersoll-Rand plc	8,190	734,889
Paccar Incorporated	11,621	720,037
Parker-Hannifin Corporation	4,391	684,337
Pentair plc	5,361	225,591
Snap-on Incorporated	1,869	300,386
Stanley Black & Decker Incorporated	5,096	676,800
Xylem Incorporated	5,942	400,372
		11,324,654

Professional Services : 0.18%
Equifax Incorporated	3,972	496,937
IHS Markit Limited †	11,763	606,853
Nielsen Holdings plc	11,061	342,117
Robert Half International Incorporated	4,081	265,673
Verisk Analytics Incorporated †	5,131	552,301
		2,263,881

Road & Rail : 0.60%
CSX Corporation	28,913	1,844,071
J.B. Hunt Transport Services Incorporated	2,827	343,622
Kansas City Southern	3,388	358,992
Norfolk Southern Corporation	9,332	1,407,919
Union Pacific Corporation	25,618	3,629,558
		7,584,162

Trading Companies & Distributors : 0.11%
Fastenal Company	9,501	457,283
United Rentals Incorporated †	2,761	407,579
W.W. Grainger Incorporated	1,683	519,037
		1,383,899

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Shares	Value
Information Technology : 15.60%
Communications Equipment : 0.63%
Cisco Systems Incorporated	155,342	$6,684,366
F5 Networks Incorporated †	2,018	348,004
Juniper Networks Incorporated	11,533	316,235
Motorola Solutions Incorporated	5,355	623,161
		7,971,766

Electronic Equipment, Instruments & Components : 0.25%
Amphenol Corporation Class A	9,957	867,753
Corning Incorporated	27,427	754,517
FLIR Systems Incorporated	4,532	235,528
IPG Photonics Corporation †	1,241	273,802
TE Connectivity Limited	11,566	1,041,634
		3,173,234

Internet Software & Services : 3.21%
Akamai Technologies Incorporated †	5,635	412,651
Alphabet Incorporated Class A †	9,864	11,138,330
Alphabet Incorporated Class C †	10,027	11,186,623
eBay Incorporated †	30,533	1,107,127
Facebook Incorporated Class A †	79,228	15,395,585
Twitter Incorporated †	21,629	944,538
VeriSign Incorporated †	3,171	435,759
		40,620,613

IT Services : 2.73%
Accenture plc Class A	21,242	3,474,979
Alliance Data Systems Corporation	1,591	371,021
Automatic Data Processing Incorporated	14,551	1,951,871
Broadridge Financial Solutions Incorporated	3,894	448,199
Cognizant Technology Solutions Corporation Class A	19,353	1,528,693
DXC Technology Company	9,406	758,218
Fidelity National Information Services Incorporated	10,934	1,159,332
Fiserv Incorporated †	13,524	1,001,993
FleetCor Technologies Incorporated †	2,936	618,468
Gartner Incorporated †	3,013	400,428
Global Payments Incorporated	5,269	587,441
International Business Machines Corporation	28,199	3,939,400
MasterCard Incorporated Class A	30,285	5,951,608
Paychex Incorporated	10,562	721,913
PayPal Holdings Incorporated †	36,867	3,069,915
The Western Union Company	15,218	309,382
Total System Services Incorporated	5,479	463,085
Visa Incorporated Class A	58,999	7,814,418
		34,570,364

Semiconductors & Semiconductor Equipment : 2.43%
Advanced Micro Devices Incorporated †«	27,215	407,953
Analog Devices Incorporated	12,251	1,175,116
Applied Materials Incorporated	33,296	1,537,942
Broadcom Incorporated	13,568	3,292,140
Intel Corporation	153,925	7,651,612
KLA-Tencor Corporation	5,148	527,824
Lam Research Corporation	5,418	936,501
Microchip Technology Incorporated	7,763	706,045
Micron Technology Incorporated †	38,308	2,008,872
NVIDIA Corporation	20,050	4,749,845
Qorvo Incorporated †	4,178	334,950
QUALCOMM Incorporated	48,973	2,748,365
Skyworks Solutions Incorporated	6,013	581,156
Texas Instruments Incorporated	32,334	3,564,824

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Xilinx Incorporated	8,369	$546,161
		30,769,306

Software : 3.65%
Activision Blizzard Incorporated	25,143	1,918,914
Adobe Systems Incorporated †	16,267	3,966,057
Ansys Incorporated †	2,775	483,350
Autodesk Incorporated †	7,237	948,698
CA Incorporated	10,321	367,944
Cadence Design Systems Incorporated †	9,311	403,259
Citrix Systems Incorporated †	4,252	445,780
Electronic Arts Incorporated †	10,135	1,429,238
Intuit Incorporated	8,051	1,644,860
Microsoft Corporation	253,785	25,025,739
Oracle Corporation	98,436	4,337,090
Red Hat Incorporated †	5,868	788,483
Salesforce.com Incorporated †	23,298	3,177,847
Symantec Corporation	20,530	423,945
Synopsys Incorporated †	4,921	421,090
Take-Two Interactive Software Incorporated †	3,777	447,046
		46,229,340

Technology Hardware, Storage & Peripherals : 2.70%
Apple Incorporated	162,352	30,052,979
Hewlett Packard Enterprise Company	50,438	736,899
HP Incorporated	54,216	1,230,161
NetApp Incorporated	8,849	694,912
Seagate Technology plc	9,481	535,392
Western Digital Corporation	9,884	765,120
Xerox Corporation	7,066	169,584
		34,185,047

Materials : 1.56%
Chemicals : 1.12%
Air Products & Chemicals Incorporated	7,239	1,127,329
Albemarle Corporation «	3,658	345,059
CF Industries Holdings Incorporated	7,707	342,191
DowDuPont Incorporated	76,658	5,053,295
Eastman Chemical Company	4,715	471,311
Ecolab Incorporated	8,576	1,203,470
FMC Corporation	4,443	396,360
International Flavors & Fragrances Incorporated	2,607	323,164
LyondellBasell Industries NV Class A	10,620	1,166,607
PPG Industries Incorporated	8,235	854,217
Praxair Incorporated	9,491	1,501,002
The Mosaic Company	11,585	324,959
The Sherwin-Williams Company	2,719	1,108,183
		14,217,147

Construction Materials : 0.08%
Martin Marietta Materials Incorporated	2,079	464,303
Vulcan Materials Company	4,366	563,476
		1,027,779

Containers & Packaging : 0.20%
Avery Dennison Corporation	2,907	296,805
Ball Corporation	11,536	410,105
International Paper Company	13,678	712,350
Packaging Corporation of America	3,116	348,338
Sealed Air Corporation	5,323	225,961

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Shares	Value
Containers & Packaging (continued)
WestRock Company	8,470	$482,959
		2,476,518

Metals & Mining : 0.16%
Freeport-McMoRan Incorporated	44,505	768,156
Newmont Mining Corporation	17,622	664,526
Nucor Corporation	10,507	656,688
		2,089,370

Real Estate : 1.72%
Equity REITs : 1.68%
Alexandria Real Estate Equities Incorporated	3,401	429,104
American Tower Corporation	14,589	2,103,296
Apartment Investment & Management Company Class A	5,197	219,833
AvalonBay Communities Incorporated	4,565	784,678
Boston Properties Incorporated	5,098	639,391
Crown Castle International Corporation	13,702	1,477,350
Digital Realty Trust Incorporated	6,802	758,967
Duke Realty Corporation	11,793	342,351
Equinix Incorporated	2,624	1,128,031
Equity Residential	12,163	774,661
Essex Property Trust Incorporated	2,181	521,412
Extra Space Storage Incorporated	4,165	415,709
Federal Realty Investment Trust	2,418	305,998
GGP Incorporated	20,893	426,844
HCP Incorporated	15,518	400,675
Host Hotels & Resorts Incorporated	24,487	515,941
Iron Mountain Incorporated	9,295	325,418
Kimco Realty Corporation	14,035	238,455
Mid-America Apartment Communities Incorporated	3,758	378,318
Prologis Incorporated	17,613	1,156,998
Public Storage Incorporated	4,949	1,122,730
Realty Income Corporation	9,393	505,249
Regency Centers Corporation	4,868	302,205
SBA Communications Corporation †	3,804	628,116
Simon Property Group Incorporated	10,230	1,741,044
SL Green Realty Corporation	2,920	293,548
The Macerich Company	3,585	203,736
UDR Incorporated	8,838	331,779
Ventas Incorporated	11,769	670,245
Vornado Realty Trust	5,715	422,453
Welltower Incorporated	12,287	770,272
Weyerhaeuser Company	25,005	911,682
		21,246,489

Real Estate Management & Development : 0.04%
CBRE Group Incorporated Class A †	9,988	476,827

Telecommunication Services : 1.20%
Diversified Telecommunication Services : 1.20%
AT&T Incorporated	239,416	7,687,648
CenturyLink Incorporated	32,428	604,458
Verizon Communications Incorporated	136,481	6,866,359
		15,158,465

Utilities : 1.77%
Electric Utilities : 1.11%
Alliant Energy Corporation	7,645	323,536
American Electric Power Company Incorporated	16,269	1,126,628
Duke Energy Corporation	23,155	1,831,097

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name			Shares	Value
Electric Utilities (continued)
Edison International			10,762	$680,912
Entergy Corporation			5,972	482,478
Evergy Incorporated			8,958	502,992
Eversource Energy			10,467	613,471
Exelon Corporation			31,887	1,358,386
FirstEnergy Corporation			14,808	531,755
NextEra Energy Incorporated			15,572	2,600,991
PG&E Corporation			17,058	725,988
Pinnacle West Capital Corporation			3,697	297,830
PPL Corporation			23,090	659,220
The Southern Company			33,415	1,547,449
Xcel Energy Incorporated			16,808	767,789
				14,050,522

Independent Power & Renewable Electricity Producers : 0.05%
AES Corporation			21,847	292,968
NRG Energy Incorporated			9,881	303,347
				596,315

Multi-Utilities : 0.57%
Ameren Corporation			8,047	489,660
CenterPoint Energy Incorporated			14,252	394,923
CMS Energy Corporation			9,332	441,217
Consolidated Edison Incorporated			10,264	800,387
Dominion Resources Incorporated			21,554	1,469,552
DTE Energy Company			5,994	621,158
NiSource Incorporated			11,144	292,864
Public Service Enterprise Group Incorporated			16,688	903,488
SCANA Corporation			4,711	181,468
Sempra Energy			8,724	1,012,944
WEC Energy Group Incorporated			10,423	673,844
				7,281,505

Water Utilities : 0.04%
American Water Works Company Incorporated			5,880	502,034

Total Common Stocks (Cost $354,426,329)				760,496,469

	Interest rate	Maturity date	Principal
Non-Agency Mortgage-Backed Securities : 0.00%
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA (1 Month LIBOR +0.33%) ±	2.42%	12-25-2034	$12,841	12,309

Total Non-Agency Mortgage-Backed Securities (Cost $12,841)				12,309

U.S. Treasury Securities : 39.21%
U.S. Treasury Bond	2.13	9-30-2024	1,844,000	1,772,401
U.S. Treasury Bond	2.13	11-30-2024	1,852,000	1,777,992
U.S. Treasury Bond	2.25	8-15-2046	2,681,000	2,306,498
U.S. Treasury Bond	2.50	2-15-2045	2,860,000	2,604,946
U.S. Treasury Bond	2.50	2-15-2046	2,659,000	2,415,016
U.S. Treasury Bond	2.50	5-15-2046	2,643,000	2,399,245
U.S. Treasury Bond	2.75	8-15-2042	1,340,000	1,287,604
U.S. Treasury Bond	2.75	11-15-2042	1,781,000	1,710,525
U.S. Treasury Bond	2.75	8-15-2047	2,582,000	2,461,271
U.S. Treasury Bond	2.75	11-15-2047	2,602,000	2,480,133
U.S. Treasury Bond	2.88	5-15-2043	2,534,000	2,486,389
U.S. Treasury Bond	2.88	8-15-2045	2,862,000	2,802,077
U.S. Treasury Bond	2.88	11-15-2046	2,645,000	2,587,244
U.S. Treasury Bond	3.00	5-15-2042	904,000	908,202
U.S. Treasury Bond	3.00	11-15-2044	2,772,000	2,779,255
U.S. Treasury Bond	3.00	5-15-2045	2,864,000	2,872,391
U.S. Treasury Bond	3.00	11-15-2045	2,835,000	2,842,198
U.S. Treasury Bond	3.00	2-15-2047	2,651,000	2,657,938

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bond	3.00%	5-15-2047	$2,626,000	$2,630,821
U.S. Treasury Bond	3.00	2-15-2048	2,812,000	2,818,591
U.S. Treasury Bond	3.13	11-15-2041	846,000	868,208
U.S. Treasury Bond	3.13	2-15-2042	1,066,000	1,093,691
U.S. Treasury Bond	3.13	2-15-2043	1,783,000	1,827,784
U.S. Treasury Bond	3.13	8-15-2044	2,827,000	2,898,117
U.S. Treasury Bond	3.38	5-15-2044	2,936,000	3,141,864
U.S. Treasury Bond	3.50	2-15-2039	731,000	795,334
U.S. Treasury Bond	3.63	8-15-2043	2,200,000	2,448,961
U.S. Treasury Bond	3.63	2-15-2044	2,898,000	3,229,459
U.S. Treasury Bond	3.75	8-15-2041	929,000	1,050,314
U.S. Treasury Bond	3.75	11-15-2043	2,870,000	3,258,571
U.S. Treasury Bond	3.88	8-15-2040	946,000	1,087,235
U.S. Treasury Bond	4.25	5-15-2039	681,000	820,658
U.S. Treasury Bond	4.25	11-15-2040	977,000	1,183,200
U.S. Treasury Bond	4.38	2-15-2038	381,000	463,957
U.S. Treasury Bond	4.38	11-15-2039	757,000	928,537
U.S. Treasury Bond	4.38	5-15-2040	1,078,000	1,324,971
U.S. Treasury Bond	4.38	5-15-2041	842,000	1,038,719
U.S. Treasury Bond	4.50	2-15-2036	837,000	1,022,709
U.S. Treasury Bond	4.50	5-15-2038	428,000	530,068
U.S. Treasury Bond	4.50	8-15-2039	721,000	897,898
U.S. Treasury Bond	4.63	2-15-2040	1,276,000	1,617,529
U.S. Treasury Bond	4.75	2-15-2037	264,000	334,321
U.S. Treasury Bond	4.75	2-15-2041	1,084,000	1,403,357
U.S. Treasury Bond	5.00	5-15-2037	375,000	489,214
U.S. Treasury Bond	5.25	11-15-2028	479,000	580,862
U.S. Treasury Bond	5.25	2-15-2029	349,000	424,730
U.S. Treasury Bond	5.38	2-15-2031	752,000	949,606
U.S. Treasury Bond	5.50	8-15-2028	369,000	454,000
U.S. Treasury Bond	6.13	11-15-2027	525,000	665,396
U.S. Treasury Bond	6.13	8-15-2029	293,000	383,235
U.S. Treasury Bond	6.25	5-15-2030	478,000	639,306
U.S. Treasury Bond	6.38	8-15-2027	224,000	287,368
U.S. Treasury Bond	6.88	8-15-2025	224,000	282,651
U.S. Treasury Note	0.75	7-15-2019	1,583,000	1,556,782
U.S. Treasury Note	0.75	8-15-2019	1,584,000	1,555,166
U.S. Treasury Note	0.88	5-15-2019	1,466,000	1,447,560
U.S. Treasury Note	0.88	6-15-2019	1,485,000	1,464,349
U.S. Treasury Note	0.88	7-31-2019	811,000	797,948
U.S. Treasury Note	0.88	9-15-2019	1,550,000	1,521,604
U.S. Treasury Note	1.00	6-30-2019	622,000	613,690
U.S. Treasury Note	1.00	8-31-2019	1,842,000	1,812,139
U.S. Treasury Note	1.00	9-30-2019	1,695,000	1,665,338
U.S. Treasury Note	1.00	10-15-2019	1,596,000	1,566,948
U.S. Treasury Note	1.00	11-15-2019	1,433,000	1,404,788
U.S. Treasury Note	1.00	11-30-2019	1,985,000	1,944,680
U.S. Treasury Note	1.13	5-31-2019	690,000	682,426
U.S. Treasury Note	1.13	12-31-2019	1,247,000	1,222,255
U.S. Treasury Note	1.13	3-31-2020	1,987,000	1,939,731
U.S. Treasury Note	1.13	4-30-2020	1,330,000	1,296,854
U.S. Treasury Note	1.13	2-28-2021	3,264,000	3,140,197
U.S. Treasury Note	1.13	6-30-2021	3,343,000	3,198,441
U.S. Treasury Note	1.13	7-31-2021	2,232,000	2,132,606
U.S. Treasury Note	1.13	8-31-2021	2,233,000	2,129,985
U.S. Treasury Note	1.13	9-30-2021	2,188,000	2,084,497
U.S. Treasury Note	1.25	5-31-2019	1,787,000	1,769,619
U.S. Treasury Note	1.25	6-30-2019	1,790,000	1,770,352
U.S. Treasury Note	1.25	8-31-2019	1,790,000	1,765,947
U.S. Treasury Note	1.25	10-31-2019	804,000	791,406
U.S. Treasury Note	1.25	1-31-2020	3,442,000	3,375,984
U.S. Treasury Note	1.25	2-29-2020	1,745,000	1,709,214
U.S. Treasury Note	1.25	3-31-2021	3,250,000	3,133,076
U.S. Treasury Note	1.25	10-31-2021	2,188,000	2,090,224
U.S. Treasury Note	1.25	7-31-2023	1,829,000	1,699,398
U.S. Treasury Note	1.38	7-31-2019	1,787,000	1,767,874
U.S. Treasury Note	1.38	9-30-2019	1,739,000	1,716,515
U.S. Treasury Note	1.38	12-15-2019	1,651,000	1,625,139

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.38%	1-15-2020	$1,638,000	$1,610,359
U.S. Treasury Note	1.38	1-31-2020	2,293,000	2,253,589
U.S. Treasury Note	1.38	2-15-2020	1,667,000	1,637,241
U.S. Treasury Note	1.38	2-29-2020	3,442,000	3,378,404
U.S. Treasury Note	1.38	3-31-2020	3,442,000	3,375,042
U.S. Treasury Note	1.38	4-30-2020	3,442,000	3,371,547
U.S. Treasury Note	1.38	5-31-2020	1,380,000	1,350,190
U.S. Treasury Note	1.38	8-31-2020	3,350,000	3,266,773
U.S. Treasury Note	1.38	9-15-2020	1,598,000	1,557,488
U.S. Treasury Note	1.38	9-30-2020	3,356,000	3,268,823
U.S. Treasury Note	1.38	10-31-2020	3,178,000	3,091,226
U.S. Treasury Note	1.38	1-31-2021	3,192,000	3,094,494
U.S. Treasury Note	1.38	4-30-2021	3,245,000	3,135,481
U.S. Treasury Note	1.38	5-31-2021	3,248,000	3,134,320
U.S. Treasury Note	1.38	6-30-2023	1,733,000	1,622,657
U.S. Treasury Note	1.38	8-31-2023	1,817,000	1,696,766
U.S. Treasury Note	1.38	9-30-2023	1,778,000	1,658,124
U.S. Treasury Note	1.50	5-31-2019	2,387,000	2,368,725
U.S. Treasury Note	1.50	10-31-2019	3,442,000	3,399,244
U.S. Treasury Note	1.50	11-30-2019	3,133,000	3,090,656
U.S. Treasury Note	1.50	4-15-2020	1,675,000	1,645,229
U.S. Treasury Note	1.50	5-15-2020	1,678,000	1,646,669
U.S. Treasury Note	1.50	5-31-2020	3,442,000	3,375,580
U.S. Treasury Note	1.50	6-15-2020	1,680,000	1,646,925
U.S. Treasury Note	1.50	7-15-2020	1,683,000	1,648,157
U.S. Treasury Note	1.50	8-15-2020	1,684,000	1,647,426
U.S. Treasury Note	1.50	1-31-2022	1,625,000	1,559,619
U.S. Treasury Note	1.50	2-28-2023	1,635,000	1,547,374
U.S. Treasury Note	1.50	3-31-2023	1,679,000	1,587,442
U.S. Treasury Note	1.50	8-15-2026	4,143,000	3,740,514
U.S. Treasury Note	1.63	6-30-2019	2,157,000	2,141,497
U.S. Treasury Note	1.63	7-31-2019	2,128,000	2,110,461
U.S. Treasury Note	1.63	8-31-2019	3,442,000	3,410,807
U.S. Treasury Note	1.63	12-31-2019	3,442,000	3,398,975
U.S. Treasury Note	1.63	3-15-2020	1,667,000	1,642,190
U.S. Treasury Note	1.63	6-30-2020	3,442,000	3,380,824
U.S. Treasury Note	1.63	7-31-2020	3,213,000	3,152,505
U.S. Treasury Note	1.63	10-15-2020	1,591,000	1,557,378
U.S. Treasury Note	1.63	11-30-2020	2,166,000	2,117,096
U.S. Treasury Note	1.63	8-15-2022	1,250,000	1,197,314
U.S. Treasury Note	1.63	8-31-2022	2,373,000	2,272,055
U.S. Treasury Note	1.63	11-15-2022	2,108,000	2,013,469
U.S. Treasury Note	1.63	4-30-2023	1,711,000	1,625,183
U.S. Treasury Note	1.63	5-31-2023	1,714,000	1,626,693
U.S. Treasury Note	1.63	10-31-2023	1,824,000	1,721,471
U.S. Treasury Note	1.63	2-15-2026	4,269,000	3,915,807
U.S. Treasury Note	1.63	5-15-2026	4,111,000	3,759,959
U.S. Treasury Note	1.75	9-30-2019	3,441,000	3,412,101
U.S. Treasury Note	1.75	11-30-2019	1,732,000	1,714,545
U.S. Treasury Note	1.75	10-31-2020	1,585,000	1,555,281
U.S. Treasury Note	1.75	11-15-2020	1,588,000	1,557,605
U.S. Treasury Note	1.75	12-31-2020	3,353,000	3,284,761
U.S. Treasury Note	1.75	11-30-2021	2,003,000	1,943,536
U.S. Treasury Note	1.75	2-28-2022	1,637,000	1,583,606
U.S. Treasury Note	1.75	3-31-2022	1,640,000	1,585,483
U.S. Treasury Note	1.75	4-30-2022	1,612,000	1,556,650
U.S. Treasury Note	1.75	5-15-2022	1,448,000	1,397,886
U.S. Treasury Note	1.75	5-31-2022	2,343,000	2,260,537
U.S. Treasury Note	1.75	6-30-2022	2,347,000	2,262,380
U.S. Treasury Note	1.75	9-30-2022	1,771,000	1,702,996
U.S. Treasury Note	1.75	1-31-2023	1,684,000	1,613,285
U.S. Treasury Note	1.75	5-15-2023	3,117,000	2,976,857
U.S. Treasury Note	1.88	12-31-2019	1,762,000	1,746,307
U.S. Treasury Note	1.88	6-30-2020	1,888,000	1,863,663
U.S. Treasury Note	1.88	12-15-2020	1,619,000	1,591,743
U.S. Treasury Note	1.88	11-30-2021	1,649,000	1,606,680
U.S. Treasury Note	1.88	1-31-2022	2,358,000	2,293,339
U.S. Treasury Note	1.88	2-28-2022	2,348,000	2,282,238
U.S. Treasury Note	1.88	3-31-2022	2,371,000	2,302,556

Wells Fargo Index Asset Allocation Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.88%	4-30-2022	$2,376,000	$2,305,370
U.S. Treasury Note	1.88	5-31-2022	1,795,000	1,740,449
U.S. Treasury Note	1.88	7-31-2022	2,337,000	2,261,869
U.S. Treasury Note	1.88	8-31-2022	1,754,000	1,696,378
U.S. Treasury Note	1.88	9-30-2022	2,248,000	2,172,745
U.S. Treasury Note	1.88	10-31-2022	1,650,000	1,593,539
U.S. Treasury Note	1.88	8-31-2024	1,968,000	1,866,371
U.S. Treasury Note	2.00	1-31-2020	1,760,000	1,746,731
U.S. Treasury Note	2.00	7-31-2020	1,306,000	1,291,308
U.S. Treasury Note	2.00	9-30-2020	2,093,000	2,066,756
U.S. Treasury Note	2.00	11-30-2020	2,266,000	2,234,931
U.S. Treasury Note	2.00	1-15-2021	1,617,000	1,593,187
U.S. Treasury Note	2.00	2-28-2021	2,421,000	2,383,077
U.S. Treasury Note	2.00	5-31-2021	1,559,000	1,531,900
U.S. Treasury Note	2.00	8-31-2021	1,641,000	1,608,885
U.S. Treasury Note	2.00	10-31-2021	1,649,000	1,614,345
U.S. Treasury Note	2.00	11-15-2021	2,485,000	2,432,485
U.S. Treasury Note	2.00	12-31-2021	2,300,000	2,248,520
U.S. Treasury Note	2.00	2-15-2022	1,679,000	1,639,845
U.S. Treasury Note	2.00	7-31-2022	1,778,000	1,729,452
U.S. Treasury Note	2.00	10-31-2022	2,238,000	2,172,608
U.S. Treasury Note	2.00	11-30-2022	4,261,000	4,134,834
U.S. Treasury Note	2.00	2-15-2023	3,077,000	2,980,363
U.S. Treasury Note	2.00	4-30-2024	1,930,000	1,848,427
U.S. Treasury Note	2.00	5-31-2024	1,934,000	1,850,747
U.S. Treasury Note	2.00	6-30-2024	1,939,000	1,854,017
U.S. Treasury Note	2.00	2-15-2025	4,486,000	4,265,380
U.S. Treasury Note	2.00	8-15-2025	4,495,000	4,257,081
U.S. Treasury Note	2.00	11-15-2026	4,255,000	3,986,237
U.S. Treasury Note	2.13	8-31-2020	1,477,000	1,463,499
U.S. Treasury Note	2.13	1-31-2021	1,409,000	1,392,048
U.S. Treasury Note	2.13	6-30-2021	1,516,000	1,493,971
U.S. Treasury Note	2.13	8-15-2021	2,440,000	2,402,161
U.S. Treasury Note	2.13	9-30-2021	1,633,000	1,606,272
U.S. Treasury Note	2.13	12-31-2021	1,626,000	1,596,338
U.S. Treasury Note	2.13	6-30-2022	1,615,000	1,579,735
U.S. Treasury Note	2.13	12-31-2022	4,298,000	4,189,039
U.S. Treasury Note	2.13	11-30-2023	1,638,000	1,585,277
U.S. Treasury Note	2.13	2-29-2024	1,960,000	1,893,008
U.S. Treasury Note	2.13	3-31-2024	1,961,000	1,892,595
U.S. Treasury Note	2.13	7-31-2024	1,927,000	1,854,436
U.S. Treasury Note	2.13	5-15-2025	4,466,000	4,272,880
U.S. Treasury Note	2.25	2-29-2020	1,913,000	1,905,079
U.S. Treasury Note	2.25	2-15-2021	1,767,000	1,751,332
U.S. Treasury Note	2.25	3-31-2021	1,440,000	1,425,994
U.S. Treasury Note	2.25	4-30-2021	1,514,000	1,498,860
U.S. Treasury Note	2.25	7-31-2021	2,618,000	2,588,241
U.S. Treasury Note	2.25	12-31-2023	1,886,000	1,835,903
U.S. Treasury Note	2.25	1-31-2024	1,914,000	1,861,888
U.S. Treasury Note	2.25	10-31-2024	1,882,000	1,821,423
U.S. Treasury Note	2.25	11-15-2024	4,492,000	4,345,484
U.S. Treasury Note	2.25	12-31-2024	1,911,000	1,847,623
U.S. Treasury Note	2.25	11-15-2025	4,512,000	4,338,746
U.S. Treasury Note	2.25	2-15-2027	4,295,000	4,097,531
U.S. Treasury Note	2.25	8-15-2027	4,252,000	4,045,712
U.S. Treasury Note	2.25	11-15-2027	4,284,000	4,070,804
U.S. Treasury Note	2.38	12-31-2020	1,317,000	1,310,055
U.S. Treasury Note	2.38	1-31-2023	2,325,000	2,289,762
U.S. Treasury Note	2.38	8-15-2024	4,465,000	4,358,084
U.S. Treasury Note	2.38	5-15-2027	4,355,000	4,192,368
U.S. Treasury Note	2.50	8-15-2023	2,662,000	2,630,389
U.S. Treasury Note	2.50	5-15-2024	4,360,000	4,290,853
U.S. Treasury Note	2.50	1-31-2025	1,936,000	1,900,229
U.S. Treasury Note	2.63	8-15-2020	3,367,000	3,371,077
U.S. Treasury Note	2.63	11-15-2020	5,315,000	5,319,568
U.S. Treasury Note	2.63	2-28-2023	2,359,000	2,348,864
U.S. Treasury Note	2.75	11-15-2023	3,936,000	3,933,847
U.S. Treasury Note	2.75	2-15-2024	3,410,000	3,404,805

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Index Asset Allocation Fund

Security name		Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note		2.75%	2-28-2025	$1,955,000	$1,947,669
U.S. Treasury Note		2.75	2-15-2028	3,068,000	3,040,556
U.S. Treasury Note		3.13	5-15-2019	1,768,000	1,779,603
U.S. Treasury Note		3.13	5-15-2021	1,657,000	1,679,719
U.S. Treasury Note		3.38	11-15-2019	3,180,000	3,218,135
U.S. Treasury Note		3.50	5-15-2020	2,864,000	2,914,344
U.S. Treasury Note		3.63	8-15-2019	1,545,000	1,565,701
U.S. Treasury Note		3.63	2-15-2020	2,648,000	2,694,857
U.S. Treasury Note		3.63	2-15-2021	2,765,000	2,835,421
U.S. Treasury Note		6.00	2-15-2026	445,000	541,788
U.S. Treasury Note		6.25	8-15-2023	378,000	441,049
U.S. Treasury Note		6.50	11-15-2026	296,000	376,822
U.S. Treasury Note		6.63	2-15-2027	215,000	277,274
U.S. Treasury Note		6.75	8-15-2026	221,000	283,976
U.S. Treasury Note		7.13	2-15-2023	260,000	309,329
U.S. Treasury Note		7.25	8-15-2022	261,000	307,205
U.S. Treasury Note		7.50	11-15-2024	240,000	305,775
U.S. Treasury Note		7.63	11-15-2022	140,000	168,208
U.S. Treasury Note		7.63	2-15-2025	216,000	278,615
U.S. Treasury Note		7.88	2-15-2021	180,000	203,927
U.S. Treasury Note		8.00	11-15-2021	511,000	598,469
U.S. Treasury Note		8.13	8-15-2019	307,000	326,211
U.S. Treasury Note		8.13	5-15-2021	181,000	208,341
U.S. Treasury Note		8.13	8-15-2021	175,000	203,622
U.S. Treasury Note		8.50	2-15-2020	162,000	177,390
U.S. Treasury Note		8.75	5-15-2020	130,000	144,859
U.S. Treasury Note		8.75	8-15-2020	288,000	324,529
Total U.S. Treasury Securities (Cost $506,100,034)					496,226,113

		Yield		Shares
Short-Term Investments : 0.80%
Investment Companies : 0.42%
Securities Lending Cash Investment LLC (l)(r)(u)		2.09		1,939,588	1,939,782
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.83		3,368,849	3,368,849
					5,308,631

				Principal
U.S. Treasury Securities : 0.38%
U.S. Treasury Bill (z)#		1.62	7-19-2018	$4,767,000	4,763,120

Total Short-Term Investments (Cost $10,071,460)					10,071,751

Total investments in securities (Cost $870,656,168)	100.10%				1,266,858,844
Other assets and liabilities, net	(0.10)				(1,203,924)

Total net assets	100.00%				$1,265,654,920

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	695	9-21-2018	$96,853,150	$94,575,600	$0	$(2,277,550)
5-Year U.S. Treasury Notes	37	9-28-2018	4,191,929	4,203,836	11,907	0
Short
10-Year U.S. Treasury Notes	(390)	9-19-2018	$(46,628,439)	$(46,873,125)	$0	$(244,686)

					$11,907	$(2,522,236)

Wells Fargo Index Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$52,202	$0	$52,202
Common stocks
Consumer discretionary	98,297,366	0	0	98,297,366
Consumer staples	52,236,916	0	0	52,236,916
Energy	48,204,382	0	0	48,204,382
Financials	105,291,126	0	0	105,291,126
Health care	107,084,304	0	0	107,084,304
Industrials	72,739,734	0	0	72,739,734
Information technology	197,519,670	0	0	197,519,670
Materials	19,810,814	0	0	19,810,814
Real estate	21,723,316	0	0	21,723,316
Telecommunication services	15,158,465	0	0	15,158,465
Utilities	22,430,376	0	0	22,430,376
Non-agency mortgage-backed securities	0	12,309	0	12,309
U.S. Treasury securities	496,226,113	0	0	496,226,113
Short-term investments
Investment companies	3,368,849	0	0	3,368,849
U.S. Treasury securities	4,763,120	0	0	4,763,120
Investments measured at net asset value*				1,939,782

	1,264,854,551	64,511	0	1,266,858,844
Futures contracts	11,907	0	0	11,907

Total assets	$1,264,866,458	$64,511	$0	$1,266,870,751

Liabilities
Futures contracts	$2,522,236	$0	$0	$2,522,236

Total liabilities	$2,522,236	$0	$0	$2,522,236

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $1,939,782 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo International Bond Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 4.88%
United States : 4.88%
Abbott Laboratories (Health Care, Health Care Equipment & Supplies)	3.40%	11-30-2023	$500,000	$493,127
AbbVie Incorporated (Health Care, Biotechnology)	3.20	5-14-2026	900,000	839,280
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	3.15	8-22-2027	1,675,000	1,608,041
Anheuser-Busch InBev Worldwide Incorporated (Consumer Staples, Beverages)	4.00	4-13-2028	1,250,000	1,246,594
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	2.90	9-12-2027	1,250,000	1,175,157
B.A.T. Capital Corporation (Consumer Staples, Tobacco) 144A	3.56	8-15-2027	2,100,000	1,953,094
Campbell Soup Company (Consumer Staples, Food Products)	3.65	3-15-2023	1,175,000	1,153,322
Coty Incorporated (Consumer Staples, Personal Products) 144A	4.00	4-15-2023	350,000	404,316
Discovery Communications LLC (Consumer Discretionary, Media)	3.95	3-20-2028	700,000	662,648
Ford Motor Credit Company LLC (Financials, Consumer Finance)	2.46	3-27-2020	1,500,000	1,476,325
Goldman Sachs Group Incorporated (Financials, Capital Markets)	3.75	2-25-2026	1,650,000	1,598,156
Johnson & Johnson (Health Care, Pharmaceuticals)	2.95	3-3-2027	2,000,000	1,923,071
JPMorgan Chase & Company (Financials, Banks)	3.30	4-1-2026	2,575,000	2,461,567
Lowe’s Companies Incorporated (Consumer Discretionary, Specialty Retail)	3.10	5-3-2027	700,000	661,319
Microsoft Corporation (Information Technology, Software)	2.40	8-8-2026	2,000,000	1,849,419
Qualcomm Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	3.25	5-20-2027	1,000,000	934,557
Walmart Incorporated (Consumer Staples, Food & Staples Retailing)	3.70	6-26-2028	500,000	503,289
Total Corporate Bonds and Notes (Cost $21,920,165)				20,943,282

Foreign Corporate Bonds and Notes @: 6.81%
Denmark : 3.92%
Nykredit Realkredit AS (Financials, Thrifts & Mortgage Finance, DKK)	2.50	10-1-2047	33,611,550	5,490,895
Realkredit Danmark AS (Financials, Thrifts & Mortgage Finance, DKK)	2.00	10-1-2050	49,500,000	7,726,095
Realkredit Danmark AS (Financials, Thrifts & Mortgage Finance, DKK)	2.50	7-1-2047	22,048,482	3,601,050
				16,818,040

France : 0.22%
Casino Guichard Perrachon SA (Consumer Staples, Food & Staples Retailing, EUR)	4.50	3-7-2024	400,000	465,628
Paprec Holding SA (Industrials, Commercial Services & Supplies, EUR) 144A	4.00	3-31-2025	425,000	490,731
				956,359

Germany : 0.15%
Adler Pelzer Holding Gmbh (Consumer Discretionary, Auto Components, EUR)	4.13	4-1-2024	550,000	645,501

Ireland : 0.35%
GE Capital UK Funding Company (Financials, Capital Markets, GBP)	5.13	5-24-2023	1,000,000	1,500,490

Luxembourg : 0.14%
LSF10 Wolverine Investment SCA (Financials, Diversified Financial Services, EUR) 144A	5.00	3-15-2024	275,000	318,255
Takko Luxembourg 2 SCA (Consumer Discretionary, Multiline Retail, EUR)	5.38	11-15-2023	250,000	263,193
				581,448

Mexico : 0.21%
America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services, MXN)	7.13	12-9-2024	7,250,000	336,825
Nemak SAB de CV (Consumer Discretionary, Auto Components, EUR)	3.25	3-15-2024	225,000	262,374

1

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo International Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Mexico (continued)
Petroleos Mexicanos (Energy, Oil, Gas & Consumable Fuels, MXN) 144A	7.19%	9-12-2024	6,532,000	$287,834
				887,033

Netherlands : 0.41%
Darling Global Finance Company (Financials, Consumer Finance, EUR) 144A	3.63	5-15-2026	425,000	496,801
Selecta Group BV (Consumer Discretionary, Internet & Direct Marketing Retail, EUR) 144A	5.88	2-1-2024	575,000	654,596
Sigma Holdco BV (Consumer Staples, Food Products, EUR) 144A	5.75	5-15-2026	550,000	600,901
				1,752,298

United Kingdom : 1.41%
CPUK Finance Limited (Consumer Discretionary, Consumer Finance, GBP)	4.25	2-28-2047	250,000	331,552
FirstGroup plc (Industrials, Road & Rail, GBP)	5.25	11-29-2022	700,000	1,020,192
Heathrow Funding Limited (Industrials, Transportation Infrastructure, GBP)	7.13	2-14-2024	1,000,000	1,617,815
Ocado Group plc (Consumer Discretionary, Internet & Direct Marketing Retail, GBP)	4.00	6-15-2024	550,000	726,006
Pinnacle Bidco plc (Consumer Discretionary, Consumer Finance, GBP) 144A	6.38	2-15-2025	200,000	265,420
RAC Bond Company plc (Consumer Discretionary, Automobiles, GBP)	5.00	11-6-2022	800,000	995,853
Tesco plc (Consumer Staples, Food & Staples Retailing, GBP)	6.13	2-24-2022	500,000	748,222
Thomas Cook Finance 2 Company plc (Consumer Discretionary, Diversified Financial Services, EUR) 144A	3.88	7-15-2023	300,000	352,351
				6,057,411

Total Foreign Corporate Bonds and Notes (Cost $29,865,347)				29,198,580

Foreign Government Bonds @: 72.82%
Australian Government Bond Series 146 (AUD)	1.75	11-21-2020	19,725,000	14,500,224
Australian Government Bond Series 148 (AUD)	2.75	11-21-2027	8,000,000	5,981,297
Brazil (BRL)	10.00	1-1-2019	15,705,000	4,113,533
Brazil (BRL)	10.00	1-1-2025	40,990,000	9,949,558
Canada (CAD)	0.75	9-1-2020	23,850,000	17,689,256
Canada 144A (CAD)	1.25	12-15-2020	16,375,000	12,196,208
Colombia (COP)	7.00	5-4-2022	12,100,000,000	4,300,909
Hungary (HUF)	1.75	10-26-2022	485,000,000	1,680,177
India (INR)	7.80	4-11-2021	117,000,000	1,709,363
India (INR)	8.79	11-8-2021	600,000,000	9,002,408
Indonesia (IDR)	7.50	8-15-2032	119,345,000,000	7,807,811
Indonesia (IDR)	8.38	3-15-2024	22,900,000,000	1,632,404
Indonesia (IDR)	8.38	9-15-2026	45,000,000,000	3,195,220
Italy Buoni Poliennali del Tesoro (EUR)	2.20	6-1-2027	3,555,000	4,029,059
Italy Buoni Poliennali del Tesoro 144A (EUR)	2.70	3-1-2047	12,315,000	12,845,518
Korea Treasury Bond (KRW)	2.00	3-10-2020	12,290,000,000	11,026,473
Korea Treasury Bond (KRW)	2.38	3-10-2023	8,850,000,000	7,946,355
Malaysia (MYR)	3.66	10-15-2020	7,650,000	1,896,787
Malaysia (MYR)	3.90	11-30-2026	7,300,000	1,749,895
Malaysia (MYR)	3.96	9-15-2025	6,250,000	1,517,657
Mexico (MXN)	5.75	3-5-2026	57,500,000	2,585,180
Mexico (MXN)	7.75	11-13-2042	307,150,000	15,581,867
Mexico (MXN)	8.00	11-7-2047	45,000,000	2,345,454
Mexico (MXN)	10.00	12-5-2024	10,850,000	613,498
New South Wales Treasury Corporation (AUD)	6.00	5-1-2020	4,700,000	3,722,272
New Zealand (NZD)	4.50	4-15-2027	23,625,000	18,300,182
Norway 144A (NOK)	1.75	2-17-2027	152,525,000	18,802,243
Poland (PLN)	2.50	7-25-2027	82,750,000	20,907,705
Province of Ontario (AUD)	6.25	9-29-2020	6,000,000	4,797,971
Queensland Treasury Corporation 144A (AUD)	2.75	8-20-2027	5,100,000	3,681,775
Queensland Treasury Corporation 144A (AUD)	4.00	6-21-2019	8,600,000	6,480,740
Republic of Peru (PEN)	5.70	8-12-2024	5,000,000	1,579,629
Republic of Peru (PEN)	6.35	8-12-2028	23,950,000	7,621,008

2

Wells Fargo International Bond Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Republic of South Africa (ZAR)	7.75%	2-28-2023	115,500,000	$8,267,282
Republic of South Africa (ZAR)	8.75	2-28-2048	28,400,000	1,884,224
Republic of South Africa (ZAR)	8.75	2-28-2048	48,500,000	3,217,777
Republic of South Africa (ZAR)	10.50	12-21-2026	21,650,000	1,728,667
Romania (RON)	5.75	4-29-2020	14,000,000	3,610,136
Singapore (SGD)	2.75	3-1-2046	7,650,000	5,465,553
Singapore (SGD)	2.88	9-1-2030	10,200,000	7,665,908
Singapore (SGD)	3.00	9-1-2024	7,190,000	5,467,039
State of New South Wales Australia (AUD)	5.00	8-20-2024	7,750,000	6,514,322
Thailand (THB)	3.85	12-12-2025	385,025,000	12,695,958
Turkey (TRY)	8.70	7-11-2018	3,500,000	759,336
Turkey (TRY)	9.40	7-8-2020	3,500,000	654,081
Turkey (TRY)	10.70	2-17-2021	4,000,000	742,732
Turkey (TRY)	11.00	2-24-2027	1,900,000	315,160
United Kingdom Gilt Bonds (GBP)	1.25	7-22-2027	8,800,000	11,534,017
Total Foreign Government Bonds (Cost $327,437,845)				312,311,828

U.S. Treasury Securities : 8.34%
U.S. Treasury Bond	2.75	11-15-2047	$4,750,000	4,527,529
U.S. Treasury Bond	3.00	11-15-2045	3,300,000	3,308,379
U.S. Treasury Note	1.75	11-15-2020	14,850,000	14,565,762
U.S. Treasury Note	2.00	4-30-2024	12,075,000	11,564,643
U.S. Treasury Note	2.25	11-15-2027	1,900,000	1,805,445
Total U.S. Treasury Securities (Cost $36,123,075)				35,771,758

Yankee Corporate Bonds and Notes : 4.24%
Canada : 0.35%
Alimentation Couche-Tard Incorporated (Consumer Staples, Food & Staples Retailing)	3.55	7-26-2027	1,600,000	1,516,149

Cayman Islands : 0.13%
UPCB Finance IV Limited (Financials, Diversified Financial Services)	5.38	1-15-2025	600,000	570,060

France : 0.43%
Danone SA (Consumer Staples, Food Products) 144A	2.95	11-2-2026	2,000,000	1,838,051

Ireland : 0.23%
Ardagh Packaging Finance plc (Financials, Diversified Financial Services)	4.63	5-15-2023	1,000,000	988,750

Luxembourg : 0.35%
Actavis Funding SCS (Health Care, Pharmaceuticals)	3.45	3-15-2022	1,500,000	1,475,592

Netherlands : 1.14%
Mubadala Development Company (Energy, Oil, Gas & Consumable Fuels)	5.50	4-20-2021	1,700,000	1,785,000
Myriad International Holdings BV (Consumer Discretionary, Media)	6.00	7-18-2020	1,950,000	2,034,026
Siemens Financieringsmat Company (Financials, Diversified Financial Services) 144A	2.35	10-15-2026	1,200,000	1,079,536
				4,898,562

Spain : 0.17%
Telefonica Emisiones SAU (Telecommunication Services, Diversified Telecommunication Services)	4.10	3-8-2027	750,000	725,052

Switzerland : 0.56%
Credit Suisse Group Funding Limited (Financials, Banks)	3.80	9-15-2022	2,400,000	2,388,758

United Kingdom : 0.88%
BP Capital Markets plc (Financials, Capital Markets)	3.22	4-14-2024	825,000	809,159
International Game Technology plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	6.25	2-15-2022	1,000,000	1,025,000

3

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo International Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
United Kingdom (continued)
Jaguar Land Rover Automobiles plc (Consumer Discretionary, Automobiles)		3.50%	3-15-2020	$1,200,000	$1,182,000
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		4.38	5-30-2028	775,000	764,920
					3,781,079

Total Yankee Corporate Bonds and Notes (Cost $18,519,270)					18,182,053

		Yield		Shares
Short-Term Investments : 0.95%
Investment Companies : 0.95%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.83		4,083,180	4,083,180

Total Short-Term Investments (Cost $4,083,180)					4,083,180

Total investments in securities (Cost $437,948,882)	98.04%				420,490,681
Other assets and liabilities, net	1.96				8,385,075

Total net assets	100.00%				$428,875,756

@	Foreign bond principal is denominated in the local currency of the issuer.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
COP	Colombian peso
DKK	Danish krone
EUR	Euro
GBP	Great British pound
HUF	Hungarian forint
IDR	Indonesian rupiah
INR	Indian rupee
KRW	Republic of Korea won
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
PEN	Peruvian sol
PLN	Polish zloty
RON	Romanian lei
SGD	Singapore dollar
THB	Thai baht
TRY	Turkish lira
ZAR	South African rand

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	11,375,401	207,123,965	214,416,186	4,083,180	$4,083,180	0.95%

Wells Fargo International Bond Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Corporate bonds and notes	$0	$20,943,282	$0	$20,943,282
Foreign corporate bonds and notes	0	29,198,580	0	29,198,580
Foreign government bonds	0	312,311,828	0	312,311,828
U.S. Treasury securities	35,771,758	0	0	35,771,758
Yankee corporate bonds and notes	0	18,182,053	0	18,182,053
Short-term investments
Investment companies	4,083,180	0	0	4,083,180

	39,854,938	380,635,743	0	420,490,681
Forward foreign currency contracts	0	7,441,782	0	7,441,782

Total assets	$39,854,938	$388,077,525	$0	$427,932,463

Liabilities
Forward foreign currency contracts	$0	$4,005,660	$0	$4,005,660

Total liabilities	$0	$4,005,660	$0	$4,005,660

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Strategic Income Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities : 12.13%
AmeriCredit Automobile Receivables Trust Series 2015-4 Class D	3.72%	12-8-2021	$300,000	$302,356
Ascentium Equipment Receivables LLC Series 2016-1A Class B 144A	2.85	7-10-2020	400,000	399,850
Avis Budget Rental Car Funding LLC Series 2017-1A Class C 144A	4.15	9-20-2023	650,000	637,355
Chesapeake Funding II LLC Series 2017-4A Class D 144A	3.26	11-15-2029	400,000	393,129
Coinstar Funding LLC Series 2017-1A Class A2 144A	5.22	4-25-2047	495,000	502,243
Dell Equipment Finance Trust Series 2017-2 Class D 144A	3.27	10-23-2023	400,000	397,005
DRB Prime Student Loan Trust Series 2017-C Class C 144A	3.29	11-25-2042	700,000	682,158
SMB Private Education Loan Trust Series 2015-C Class C 144A	4.50	9-17-2046	290,000	296,967
SoFi Consumer Loan Program Trust Series 2016-3A 144A	3.05	12-26-2025	256,429	255,634
SoFi Consumer Loan Program Trust Series 2018-1 Class C 144A	3.97	2-25-2027	700,000	691,035
SoFi Professional Loan Program LLC Series 2016-A Class A2 144A	2.76	12-26-2036	223,698	221,061
SoFi Professional Loan Program LLC Series 2017-E Class B 144A	3.49	11-26-2040	300,000	293,074
Store Master Funding LLC Series 2014-1A ClassA2 144A	5.00	4-20-2044	97,958	99,696
Tesla Auto Lease Trust Series 2018-A Class E 144A	4.94	3-22-2021	350,000	348,992
Total Asset-Backed Securities (Cost $5,574,282)				5,520,555

Corporate Bonds and Notes : 22.37%
Consumer Discretionary : 5.24%
Auto Components : 0.11%
Allison Transmission Incorporated 144A	5.00	10-1-2024	50,000	49,188

Automobiles : 0.35%
Ford Motor Company	7.45	7-16-2031	135,000	158,630

Distributors : 0.22%
LKQ Corporation	4.75	5-15-2023	100,000	99,500

Diversified Consumer Services : 0.28%
Carriage Services Incorporated 144A	6.63	6-1-2026	25,000	25,344
Service Corporation International	5.38	5-15-2024	100,000	102,250
				127,594

Hotels, Restaurants & Leisure : 0.33%
Hilton Domestic Operating Company Incorporated 144A	5.13	5-1-2026	75,000	73,688
Wyndham Hotels & Resorts Company 144A	5.38	4-15-2026	75,000	74,438
				148,126

Media : 2.95%
Altice US Finance I Corporation 144A	5.50	5-15-2026	125,000	120,625
CCO Holdings LLC	5.25	9-30-2022	50,000	50,250
CCO Holdings LLC 144A	5.38	5-1-2025	150,000	145,125
Charter Communications Operating LLC	4.91	7-23-2025	200,000	201,919
Cox Communications Incorporated 144A	3.50	8-15-2027	200,000	185,980
Discovery Communications LLC	3.80	3-13-2024	100,000	98,224
Gray Television Incorporated 144A	5.13	10-15-2024	50,000	47,750
Gray Television Incorporated 144A	5.88	7-15-2026	50,000	47,563
National CineMedia LLC	6.00	4-15-2022	75,000	76,219
Nielsen Finance LLC 144A	5.00	4-15-2022	75,000	73,695
Salem Media Group Incorporated 144A	6.75	6-1-2024	50,000	45,375
Time Warner Cable Incorporated	3.80	2-15-2027	265,000	250,565
				1,343,290

Multiline Retail : 0.20%
Nordstrom Incorporated	5.00	1-15-2044	100,000	92,141

Specialty Retail : 0.70%
Asbury Automotive Group Incorporated	6.00	12-15-2024	75,000	74,321
Group 1 Automotive Incorporated	5.00	6-1-2022	50,000	49,875
Lithia Motors Incorporated 144A	5.25	8-1-2025	75,000	73,125
Penske Auto Group Incorporated	5.75	10-1-2022	50,000	50,625

1

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Specialty Retail (continued)
Sonic Automotive Incorporated	5.00%	5-15-2023	$75,000	$71,625
				319,571

Textiles, Apparel & Luxury Goods : 0.10%
Wolverine World Wide Incorporated 144A	5.00	9-1-2026	50,000	47,500

Energy : 3.17%
Energy Equipment & Services : 0.54%
Bristow Group Incorporated 144A	8.75	3-1-2023	25,000	24,438
Era Group Incorporated	7.75	12-15-2022	40,000	39,050
Hilcorp Energy Company 144A	5.75	10-1-2025	75,000	74,813
Hornbeck Offshore Services Incorporated	1.50	9-1-2019	25,000	21,250
NGPL PipeCo LLC 144A	7.77	12-15-2037	75,000	88,125
				247,676

Oil, Gas & Consumable Fuels : 2.63%
Cheniere Energy Incorporated 144A	5.25	10-1-2025	100,000	97,545
Denbury Resources Incorporated 144A	9.00	5-15-2021	75,000	79,290
EnLink Midstream Partners LP	4.85	7-15-2026	25,000	23,681
Exterran Partners LP	6.00	4-1-2021	50,000	49,625
Murphy Oil Corporation	5.75	8-15-2025	5,000	4,986
Phillips 66	4.88	11-15-2044	250,000	258,051
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	75,000	85,500
Rose Rock Midstream LP	5.63	11-15-2023	100,000	94,250
SemGroup Corporation	7.25	3-15-2026	25,000	24,500
Sunoco Logistics Partner LP	5.40	10-1-2047	250,000	229,211
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	175,000	178,500
Ultra Resources Incorporated 144A	6.88	4-15-2022	25,000	18,938
Ultra Resources Incorporated 144A	7.13	4-15-2025	75,000	52,688
				1,196,765

Financials : 4.74%
Banks : 1.91%
Bank of America Corporation (3 Month LIBOR +4.55%) ±	6.30	12-29-2049	265,000	280,185
International Finance Corporation	5.85	11-25-2022	17,000,000	238,470
JPMorgan Chase & Company (3 Month LIBOR +3.30%) ±	6.00	12-31-2049	100,000	102,125
PNC Financial Services (3 Month LIBOR +3.30%) ±	5.00	12-29-2049	250,000	247,813
				868,593

Capital Markets : 0.78%
Blackstone Holdings Finance Company LLC 144A	3.15	10-2-2027	100,000	93,801
Goldman Sachs Group Incorporated	4.25	10-21-2025	265,000	261,033
				354,834

Consumer Finance : 0.06%
FirstCash Incorporated 144A	5.38	6-1-2024	25,000	24,938

Diversified Financial Services : 0.81%
Brookfield Finance LLC	4.00	4-1-2024	200,000	197,843
LPL Holdings Incorporated 144A	5.75	9-15-2025	150,000	145,875
Vantiv LLC 144A	4.38	11-15-2025	25,000	23,856
				367,574

Insurance : 1.18%
Guardian Life Insurance Company 144A	4.85	1-24-2077	200,000	194,773
Lincoln National Corporation	7.00	6-15-2040	105,000	131,799
MetLife Incorporated	6.40	12-15-2066	200,000	212,000
				538,572

2

Wells Fargo Strategic Income Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care : 1.38%
Biotechnology : 0.20%
Celgene Corporation	3.45%	11-15-2027	$100,000	$91,912

Health Care Equipment & Supplies : 0.16%
Hologic Incorporated 144A	4.38	10-15-2025	75,000	71,625

Health Care Providers & Services : 1.02%
CVS Health Corporation	5.05	3-25-2048	300,000	302,999
Highmark Incorporated 144A	6.13	5-15-2041	100,000	108,385
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	25,000	25,625
Select Medical Corporation	6.38	6-1-2021	25,000	25,341
				462,350

Industrials : 0.89%
Aerospace & Defense : 0.16%
RBS Global & Rexnord LLC 144A	4.88	12-15-2025	75,000	70,500

Airlines : 0.03%
BBA US Holdings Incorporated 144A	5.38	5-1-2026	15,000	15,056

Commercial Services & Supplies : 0.43%
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	50,000	49,750
Covanta Holding Corporation	5.88	3-1-2024	75,000	73,875
KAR Auction Services Incorporated 144A	5.13	6-1-2025	75,000	71,625
				195,250

Transportation Infrastructure : 0.27%
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2027	200,000	124,017

Information Technology : 2.12%
Electronic Equipment, Instruments & Components : 0.22%
Arrow Electronics Incorporated	3.50	4-1-2022	100,000	98,593

Internet Software & Services : 0.17%
Zayo Group LLC	6.38	5-15-2025	75,000	76,406

IT Services : 0.27%
Cardtronics Incorporated	5.13	8-1-2022	50,000	47,750
Gartner Incorporated 144A	5.13	4-1-2025	75,000	74,625
				122,375

Semiconductors & Semiconductor Equipment : 0.51%
Broadcom Corporation	3.13	1-15-2025	250,000	231,873

Software : 0.53%
Citrix Systems Incorporated	4.50	12-1-2027	250,000	242,182

Technology Hardware, Storage & Peripherals : 0.42%
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	75,000	90,268
NCR Corporation	5.88	12-15-2021	100,000	101,500
				191,768

Materials : 0.79%
Containers & Packaging : 0.79%
Crown Americas LLC 144A	4.75	2-1-2026	75,000	71,250
Owens-Illinois Incorporated 144A	6.38	8-15-2025	50,000	51,250

3

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Containers & Packaging (continued)
Silgan Holdings Incorporated	3.25%	3-15-2025	$200,000	$236,188
				358,688

Real Estate : 0.96%
Equity REITs : 0.11%
The Geo Group Incorporated	5.88	10-15-2024	50,000	49,250

Real Estate Management & Development : 0.85%
Washington Prime Group	3.85	4-1-2020	400,000	389,610

Telecommunication Services : 1.60%
Diversified Telecommunication Services : 0.77%
AT&T Incorporated	5.25	3-1-2037	135,000	132,999
Verizon Communications Incorporated	5.50	3-16-2047	205,000	214,648
				347,647

Wireless Telecommunication Services : 0.83%
CC Holdings GS V LLC	3.85	4-15-2023	100,000	99,061
Sprint Communications Incorporated 144A	7.00	3-1-2020	150,000	155,625
T-Mobile USA Incorporated	6.38	3-1-2025	120,000	124,500
				379,186

Utilities : 1.48%
Electric Utilities : 0.84%
Oglethorpe Power Corporation	4.25	4-1-2046	400,000	384,370

Independent Power & Renewable Electricity Producers : 0.64%
NSG Holdings LLC 144A	7.75	12-15-2025	87,449	95,320
Pattern Energy Group Incorporated 144A	5.88	2-1-2024	75,000	74,813
TerraForm Global Operating LLC 144A	6.13	3-1-2026	25,000	24,688
TerraForm Power Operating LLC 144A	4.25	1-31-2023	100,000	96,500
				291,321

Total Corporate Bonds and Notes (Cost $10,431,516)				10,178,471

			Shares
Exchange-Traded Funds : 0.00%
iShares JPMorgan USD Emerging Markets Bond ETF			7	747

Total Exchange-Traded Funds (Cost $811)				747

			Principal
Foreign Corporate Bonds and Notes @: 4.06%
Consumer Discretionary : 1.68%
Auto Components : 0.39%
HP Pelzer Holding GmbH 144A (EUR)	4.13	4-1-2024	150,000	176,046

Hotels, Restaurants & Leisure : 0.40%
Snaitech SpA 144A (EUR)	6.38	11-7-2021	150,000	182,965

Internet & Direct Marketing Retail : 0.37%
Selecta Group BV 144A (EUR)	5.88	2-1-2024	150,000	170,764

Media : 0.52%
Altice SA 144A (EUR)	7.25	5-15-2022	200,000	234,728

4

Wells Fargo Strategic Income Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Energy : 0.28%
Oil, Gas & Consumable Fuels : 0.28%
Total SA (5 Year EUR Swap Rate +3.78%) ± (EUR)	3.88%	12-29-2049	100,000	$125,603

Financials : 1.22%
Banks : 1.22%
ATF Netherlands BV (EUR)	1.50	7-15-2024	100,000	116,726
International Finance Corporation (INR)	7.80	6-3-2019	29,900,000	437,361
				554,087

Industrials : 0.88%
Commercial Services & Supplies : 0.38%
Paprec Holding SA 144A (EUR)	4.00	3-31-2025	150,000	173,199

Road & Rail : 0.50%
Europcar Groupe SA 144A (EUR)	4.13	11-15-2024	200,000	228,665

Total Foreign Corporate Bonds and Notes (Cost $1,957,099)				1,846,057

Foreign Government Bonds @: 10.44%
Brazil (BRL)	10.00	1-1-2021	640,000	167,717
Brazil (BRL)	10.00	1-1-2027	865,000	203,628
Colombia (COP)	7.00	9-11-2019	1,400,000,000	489,005
Indonesia (IDR)	7.88	4-15-2019	9,425,000,000	659,355
Italy Buoni Poliennali del Tesoro 144A (EUR)	4.75	9-1-2028	175,000	239,477
Malaysia (MYR)	3.88	3-10-2022	3,030,000	751,564
Mexico (MXN)	6.50	6-9-2022	8,760,000	423,095
Poland (PLN)	2.50	7-25-2027	2,805,000	708,714
Republic of Peru (PEN)	5.70	8-12-2024	1,515,000	478,627
Republic of South Africa (ZAR)	6.75	3-31-2021	6,500,000	461,449
Republic of South Africa (ZAR)	8.75	2-28-2048	2,500,000	165,865
Total Foreign Government Bonds (Cost $5,075,024)				4,748,496

Loans : 6.81%
Consumer Discretionary : 1.90%
Distributors : 0.67%
Spin Holdco Incorporated (2 Month LIBOR +3.25%) ±	5.34	11-14-2022	$303,301	301,893

Hotels, Restaurants & Leisure : 0.42%
CCM Merger Incorporated (1 Month LIBOR +2.75%) ±	4.84	8-8-2021	192,381	192,340

Media : 0.81%
A-L Parent LLC (1 Month LIBOR +3.25%) ±‡	5.35	12-1-2023	147,750	147,935
Altice US Finance I Corporation (1 Month LIBOR +2.25%) ±	4.34	7-28-2025	147,757	146,557
Syniverse Holdings Incorporated (1 Month LIBOR +5.00%) ±	7.05	3-9-2023	74,813	74,657
				369,149

Financials : 0.72%
Diversified Financial Services : 0.29%
LPL Holdings Incorporated (1 Month LIBOR +2.25%) ±‡	4.49	9-23-2024	133,628	132,793

Insurance : 0.43%
Alliant Holdings Intermediate LLC (1 Month LIBOR +3.00%) ±	5.05	5-9-2025	197,466	195,985

Health Care : 1.30%
Health Care Equipment & Supplies : 0.54%
Kinetic Concepts Incorporated (3 Month LIBOR +3.25%) ±	5.58	2-2-2024	247,500	247,577

5

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services : 0.09%
CHS Incorporated (3 Month LIBOR +3.25%) ±	5.56%	1-27-2021	$40,851	$39,835
TeamHealth Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.84	2-6-2024	123	118
				39,953

Health Care Technology : 0.54%
Change Healthcare Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.84	3-1-2024	246,875	245,910

Pharmaceuticals : 0.13%
Valeant Pharmaceuticals International Incorporated (1 Month LIBOR +3.00%) ±	4.98	6-2-2025	56,863	56,632

Industrials : 0.19%
Commercial Services & Supplies : 0.19%
KAR Auction Services Incorporated (1 Month LIBOR +2.25%) ±	4.38	3-11-2021	87,453	87,599

Information Technology : 1.47%
Electronic Equipment, Instruments & Components : 0.79%
Dell Incorporated (1 Month LIBOR +2.00%) ±	4.10	9-7-2023	362,642	360,604

IT Services : 0.68%
First Data Corporation (1 Month LIBOR +2.00%) ±	4.09	7-8-2022	307,868	306,328

Materials : 0.32%
Containers & Packaging : 0.32%
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.84	2-5-2023	147,381	146,950

Real Estate : 0.16%
Real Estate Management & Development : 0.16%
Capital Automotive LP (1 Month LIBOR +2.50%) ±	4.60	3-24-2024	74,787	74,319

Telecommunication Services : 0.75%
Diversified Telecommunication Services : 0.75%
Intelsat Jackson Holdings SA (1 Month LIBOR +3.75%) ±	5.85	11-27-2023	240,332	239,541
Level 3 Financing Incorporated (1 Month LIBOR +2.25%) ±	4.33	2-22-2024	101,410	101,030
				340,571

Total Loans (Cost $3,123,477)				3,098,603

Municipal Obligations : 2.94%
Illinois : 0.73%
GO Revenue : 0.41%
Chicago IL Refunding Bonds Taxable Project Series E	6.05	1-1-2029	180,000	185,351

Tax Revenue : 0.32%
Chicago IL Transit Authority Taxable Pension Funding Series A	6.90	12-1-2040	100,000	130,122
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2012-B ¤	0.00	12-15-2051	85,000	15,647
				145,769

				331,120

Maryland : 0.21%
Education Revenue : 0.21%
Maryland Health & HEFAR Green Street Academy Series B 144A	6.75	7-1-2023	100,000	97,918

6

Wells Fargo Strategic Income Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey : 1.10%
Tax Revenue : 1.10%
New Jersey EDA Motor Vehicle Surcharge Refunding Subordinate Bond Series B	3.52%	7-1-2020	$500,000	$499,000

Pennsylvania : 0.40%
Health Revenue : 0.22%
Quakertown PA General Authority U.S. Department of Agriculture Loan Anticipation Notes Series 2017-B	3.80	7-1-2021	100,000	98,529

Miscellaneous Revenue : 0.18%
Philadelphia PA IDA Pension Funding Series B (Ambac Insured) ¤	0.00	4-15-2021	95,000	84,869

				183,398

Texas : 0.50%
Transportation Revenue : 0.50%
North Texas Tollway Authority Build America Bonds Subordinate Lien Bond Series B-2	8.91	2-1-2030	210,000	228,449

Total Municipal Obligations (Cost $1,353,252)				1,339,885

Non-Agency Mortgage-Backed Securities : 12.16%
321 Henderson Receivables LLC Series 2015-2A Class A 144A	3.87	3-15-2058	412,442	413,360
BB-UBS Trust Series 2012-TFT Class C 144A±±	3.58	6-5-2030	150,000	144,877
BCC Funding Corporation Series 2016-1 Class B 144A	2.73	4-20-2022	400,000	396,632
BlueMountain CLO Limited Series 2015-3A Class A1R (3 Month LIBOR +1.00%) 144A±	3.34	4-20-2031	700,000	696,889
CIFC Funding Limited Series 2018-1A Class B (3 Month LIBOR +1.40%) 144A±	3.56	4-18-2031	1,000,000	986,991
Citi Held For Asset Issuance Trust Series 2016-PM1 Class B 144A	7.67	4-15-2025	53,894	54,052
FREMF Mortgage Trust Series 2017-K724 Class B 144A±±	3.60	11-25-2023	400,000	387,375
GS Mortgage Securities Trust Series 2014-GC24 Class D 144A±±	4.66	9-10-2047	325,000	270,602
Harley Marine Financing LLC Barge 2018-1A Class A2 144A	5.68	5-15-2043	698,250	708,109
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class D 144A±±	4.81	4-15-2047	493,000	434,448
Longtrain Leasing III LLC Series 2015-1A Class A2 144A	4.06	1-15-2045	500,000	499,450
Spirit Master Funding LLC Series 2017-1A Class A 144A	4.36	12-20-2047	298,463	299,050
Textainer Marine Containers Limited Series 2017-1A Class B 144A	4.85	5-20-2042	152,149	151,730
Textainer Marine Containers Limited Series 2017-2A Class B 144A	4.75	6-20-2042	92,112	91,483
Total Non-Agency Mortgage-Backed Securities (Cost $5,572,088)				5,535,048

		Expiration date	Shares
Rights : 0.01%
Utilities : 0.01%
Independent Power & Renewable Electricity Producers : 0.01%
Vistra Energy Corporation †		12-31-2046	6,516	3,910

Total Rights (Cost $6,785)				3,910

		Maturity date	Principal
Yankee Corporate Bonds and Notes : 8.78%
Energy : 1.03%
Energy Equipment & Services : 0.12%
Ensco plc	5.75	10-1-2044	$75,000	52,969

7

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels : 0.91%
Comision Federal de Electricidad 144A	4.75%	2-23-2027	$250,000	$243,116
Teekay Corporation	8.50	1-15-2020	75,000	77,250
Woodside Finance Limited 144A	3.70	3-15-2028	100,000	94,467
				414,833

Financials : 6.14%
Banks : 3.93%
ABN AMRO Bank NV 144A	4.75	7-28-2025	200,000	198,844
Banco de Costa Rica 144A	5.25	8-12-2018	250,000	249,363
Banco Internacional del Peru SAA-Interbank 144A	3.38	1-18-2023	300,000	284,160
Banistmo SA 144A	3.65	9-19-2022	100,000	94,250
BPCE SA 144A	5.15	7-21-2024	305,000	309,121
Credit Agricole SA (5 Year USD Swap Rate +6.19%) 144A±	8.13	12-29-2049	265,000	280,569
Intesa Sanpaolo SpA 144A	5.71	1-15-2026	135,000	123,402
UBS Group Funding Limited 144A	4.13	9-24-2025	250,000	248,176
				1,787,885

Capital Markets : 0.56%
Credit Suisse Group AG 144A	3.57	1-9-2023	260,000	254,598

Diversified Financial Services : 0.65%
Intelsat Jackson Holdings SA	5.50	8-1-2023	100,000	89,720
Teva Pharmaceutical Finance Netherlands III BV «	6.75	3-1-2028	200,000	203,775
				293,495

Insurance : 0.50%
Validus Holdings Limited	8.88	1-26-2040	160,000	228,291

Thrifts & Mortgage Finance : 0.50%
Nationwide Building Society (5 Year USD ICE Swap Rate 11:00am NY +1.85%) 144A±	4.13	10-18-2032	250,000	228,884

Health Care : 0.87%
Pharmaceuticals : 0.87%
Teva Pharmaceutical Finance BV	4.10	10-1-2046	380,000	271,405
Valeant Pharmaceuticals International Incorporated 144A	5.50	3-1-2023	25,000	23,250
Valeant Pharmaceuticals International Incorporated 144A	5.50	11-1-2025	50,000	49,275
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	25,000	23,031
Valeant Pharmaceuticals International Incorporated 144A	7.00	3-15-2024	25,000	26,149
				393,110

Industrials : 0.59%
Commercial Services & Supplies : 0.21%
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	100,000	97,000

Transportation Infrastructure : 0.38%
Asciano Finance Limited 144A	4.63	9-23-2020	170,000	172,312

Materials : 0.15%
Containers & Packaging : 0.15%
OI European Group BV 144A	4.00	3-15-2023	75,000	69,938

Total Yankee Corporate Bonds and Notes (Cost $4,071,915)				3,993,315

Yankee Government Bonds : 4.29%
Banque Centrale de Tunisie SA	5.75	1-30-2025	200,000	175,901
Bermuda 144A	3.72	1-25-2027	250,000	231,625
Federal Democratic Republic of Ethiopia	6.63	12-11-2024	200,000	195,540
Province of Cordoba 144A	7.13	8-1-2027	400,000	327,000

8

Wells Fargo Strategic Income Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Yankee Government Bonds (continued)
Province of Santa Fe		7.00%	3-23-2023	$200,000	$184,910
Republic of Guatemala		4.38	6-5-2027	250,000	231,875
Republic of Sri Lanka		5.75	1-18-2022	400,000	392,948
The Dominican Republic		6.88	1-29-2026	200,000	212,182
Total Yankee Government Bonds (Cost $2,114,288)					1,951,981

		Yield		Shares
Short-Term Investments : 12.92%
Investment Companies : 12.46%
Securities Lending Cash Investment LLC (l)(r)(u)		2.09		201,855	201,875
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.83		5,466,815	5,466,815
					5,668,690

				Principal
U.S. Treasury Securities : 0.46%
Treasury Bill (z)#		1.85	9-13-2018	$210,000	209,203

Total Short-Term Investments (Cost $5,877,885)					5,877,893

Total investments in securities (Cost $45,158,422)	96.91%				44,094,961
Other assets and liabilities, net	3.09				1,404,060

Total net assets	100.00%				$45,499,021

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
@	Foreign bond principal is denominated in the local currency of the issuer.
‡	Security is valued using significant unobservable inputs.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

Ambac	Ambac Financial Group Incorporated
BRL	Brazilian real
CAB	Capital appreciation bond
CLO	Collateralized loan obligation
COP	Colombian peso
EDA	Economic Development Authority
ETF	Exchange-traded fund
EUR	Euro
GBP	Great British pound
GO	General obligation
HEFAR	Higher education facilities authority revenue
HUF	Hungarian forint
IDA	Industrial Development Authority
IDR	Indonesian rupiah

9

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Strategic Income Fund

INR	Indian rupee
JPY	Japanese yen
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
MYR	Malaysian ringgit
PEN	Peruvian sol
PLN	Polish zloty
REIT	Real estate investment trust
ZAR	South African rand

10

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Euro-BTP Futures	4	9-6-2018	$591,381	$594,364	$2,983	$0
Short
Euro-Bund Futures	(3)	9-6-2018	$(562,046)	$(569,478)	$0	$(7,432)
Euro-BOBL Futures	(2)	9-6-2018	(307,034)	(308,696)	0	(1,662)
10-Year U.S. Treasury Notes	(27)	9-19-2018	(3,241,603)	(3,245,063)	0	(3,460)
U.S. Ultra Bond	(4)	9-19-2018	(631,494)	(638,250)	0	(6,756)
10-Year Ultra Futures	(36)	9-19-2018	(4,602,113)	(4,616,438)	0	(14,325)
5-Year U.S. Treasury Notes	(52)	9-28-2018	(5,907,495)	(5,908,094)	0	(599)
2-Year U.S. Treasury Notes	(27)	9-28-2018	(5,723,819)	(5,719,359)	4,460	0

					$7,443	$(34,234)

Wells Fargo Strategic Income Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Swaps are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Fund is subject to interest rate risk and foreign currency risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index. Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

For OTC swaps, any upfront premiums paid and any upfront fees received are amortized. The daily fluctuation in market value is recorded as unrealized gains or losses on OTC swaps. Payments received or paid are recorded as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded an amount equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Portfolio of investments. Pursuant to the contract, the Fund agrees to receive from or pay to the broker the variation margin.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Asset-backed securities	$0	$5,299,494	$0	$5,299,494
Corporate bonds and notes	0	10,178,471	0	10,178,471
Exchange-traded funds	747	0	0	747
Foreign corporate bonds and notes	0	1,846,057	0	1,846,057
Foreign government bonds	0	4,748,496	0	4,748,496
Loans	0	2,817,875	280,728	3,098,603
Municipal obligations	0	1,339,885	0	1,339,885
Non-agency mortgage-backed securities	0	5,756,109	0	5,756,109
Rights
Utilities	0	3,910	0	3,910
Yankee corporate bonds and notes	0	3,993,315	0	3,993,315
Yankee government bonds	0	1,951,981	0	1,951,981
Short-term investments
Investment companies	5,466,815	0	0	5,466,815
U.S. Treasury securities	209,203	0	0	209,203
Investments measured at net asset value*				201,875

	5,676,765	37,935,593	280,728	44,094,961

Credit default swap contracts	0	2,764	0	2,764
Forward foreign currency contracts	0	77,011	0	77,011
Futures contracts	7,443	0	0	7,443

Total assets	$5,684,208	$38,015,368	$280,728	$44,182,179

Liabilities
Credit default swap contracts	$0	$35,405	$0	$35,405
Forward foreign currency contracts	0	27,200	0	27,200
Futures contracts	34,234	0	0	34,234

Total liabilities	$34,234	$62,605	$0	$96,839

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $201,875 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Forward foreign currency contracts, futures contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date are reported in the tables following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.

As of June 30, 2018, the Fund had segregated $294,167 as cash collateral for these open futures contracts.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2018, the Fund did not have any transfers into/out of Level 1. The fund had no material transfers between Level 2 and Level 3.

Wells Fargo C&B Mid Cap Value Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 95.19%
Consumer Discretionary : 16.17%
Household Durables : 6.38%
Helen of Troy Limited †	134,100	$13,202,145
Whirlpool Corporation	49,100	7,179,893
		20,382,038

Media : 2.56%
Omnicom Group Incorporated	107,100	8,168,517

Specialty Retail : 2.18%
Penske Auto Group Incorporated	59,900	2,806,315
Williams-Sonoma Incorporated «	67,900	4,167,702
		6,974,017

Textiles, Apparel & Luxury Goods : 5.05%
Gildan Activewear Incorporated	346,100	9,746,176
HanesBrands Incorporated «	288,800	6,359,376
		16,105,552

Consumer Staples : 1.14%
Food & Staples Retailing : 1.14%
United Natural Foods Incorporated †	85,100	3,630,366

Energy : 0.97%
Oil, Gas & Consumable Fuels : 0.97%
World Fuel Services Corporation	152,700	3,116,607

Financials : 22.23%
Banks : 4.48%
Commerce Bancshares Incorporated	83,702	5,416,356
TCF Financial Corporation	360,600	8,877,972
		14,294,328

Capital Markets : 2.37%
State Street Corporation	81,100	7,549,599

Consumer Finance : 6.91%
First Cash Financial Services Incorporated	100,700	9,047,895
PRA Group Incorporated †«	202,000	7,787,100
Synchrony Financial	156,900	5,237,322
		22,072,317

Insurance : 8.47%
FNF Group	248,100	9,333,522
Markel Corporation †	4,700	5,096,445
RenaissanceRe Holdings Limited	55,400	6,665,728
The Progressive Corporation	77,800	4,601,870
Torchmark Corporation	16,700	1,359,547
		27,057,112

Health Care : 9.87%
Health Care Providers & Services : 4.78%
Cardinal Health Incorporated	107,000	5,224,810
Laboratory Corporation of America Holdings †	29,800	5,349,994

1

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo C&B Mid Cap Value Fund

Security name	Shares	Value
Health Care Providers & Services (continued)
MEDNAX Incorporated †	108,600	$4,700,208
		15,275,012

Life Sciences Tools & Services : 3.10%
Syneos Health Incorporated †	210,900	9,891,210

Pharmaceuticals : 1.99%
Perrigo Company plc	86,900	6,335,879

Industrials : 20.72%
Building Products : 3.82%
Johnson Controls International plc	185,600	6,208,320
Quanex Building Products Corporation	333,000	5,977,350
		12,185,670

Commercial Services & Supplies : 1.73%
Steelcase Incorporated Class A	409,800	5,532,300

Electrical Equipment : 3.16%
AMETEK Incorporated	56,000	4,040,960
Eaton Corporation plc	80,700	6,031,518
		10,072,478

Machinery : 8.90%
Colfax Corporation †	280,150	8,586,598
Donaldson Company Incorporated	136,600	6,163,392
Snap-on Incorporated	43,200	6,943,104
Woodward Governor Company	87,400	6,717,564
		28,410,658

Trading Companies & Distributors : 3.11%
AerCap Holdings NV †	183,600	9,941,940

Information Technology : 10.35%
Electronic Equipment, Instruments & Components : 4.04%
Arrow Electronics Incorporated †	113,332	8,531,633
TE Connectivity Limited	48,600	4,376,916
		12,908,549

IT Services : 5.33%
Alliance Data Systems Corporation	22,100	5,153,720
Amdocs Limited	84,500	5,593,055
Genpact Limited	216,700	6,269,131
		17,015,906

Semiconductors & Semiconductor Equipment : 0.98%
Analog Devices Incorporated	32,600	3,126,992

Materials : 12.22%
Chemicals : 1.13%
Axalta Coating Systems Limited †	118,900	3,603,859

Containers & Packaging : 5.73%
Ball Corporation	231,000	8,212,050
Crown Holdings Incorporated †	225,400	10,088,904
		18,300,954

2

Wells Fargo C&B Mid Cap Value Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name			Shares	Value
Metals & Mining : 1.92%
Reliance Steel & Aluminum Company			69,800	$6,110,292

Paper & Forest Products : 3.44%
Schweitzer-Mauduit International Incorporated			251,468	10,994,181

Real Estate : 1.52%
Real Estate Management & Development : 1.52%
CBRE Group Incorporated Class A †			101,900	4,864,706

Total Common Stocks (Cost $262,114,936)				303,921,039

		Yield
Short-Term Investments : 8.81%
Investment Companies : 8.81%
Securities Lending Cash Investment LLC (l)(r)(u)		2.09%	13,169,443	13,170,760
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.83	14,946,432	14,946,432
Total Short-Term Investments (Cost $28,116,953)				28,117,192

Total investments in securities (Cost $290,231,889)	104.00%			332,038,231
Other assets and liabilities, net	(4.00)			(12,756,746)

Total net assets	100.00%			$319,281,485

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	9,592,251	86,070,501	82,493,309	13,169,443	$13,170,760
Wells Fargo Government Money Market Fund Select Class	13,092,556	136,236,739	134,382,863	14,946,432	14,946,432

					$28,117,192	8.81%

Wells Fargo C&B Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2018, such fair value pricing was used in pricing certain foreign securities.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$51,630,124	$0	$0	$51,630,124
Consumer staples	3,630,366	0	0	3,630,366
Energy	3,116,607	0	0	3,116,607
Financials	70,973,356	0	0	70,973,356
Health care	31,502,101	0	0	31,502,101
Industrials	66,143,046	0	0	66,143,046
Information technology	33,051,447	0	0	33,051,447
Materials	39,009,286	0	0	39,009,286
Real estate	4,864,706	0	0	4,864,706
Short-term investments
Investment companies	14,946,432	0	0	14,946,432
Investments measured at net asset value*				13,170,760

Total assets	$318,867,471	$0	$0	$332,038,231

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $13,170,760 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Common Stock Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 97.59%
Consumer Discretionary : 9.44%
Auto Components : 1.19%
Dana Incorporated	692,976	$13,991,185

Diversified Consumer Services : 0.74%
Houghton Mifflin Harcourt Company †	1,132,938	8,666,976

Hotels, Restaurants & Leisure : 1.34%
Jack in the Box Incorporated	184,552	15,709,066

Household Durables : 2.39%
Mohawk Industries Incorporated †	70,264	15,055,467
Whirlpool Corporation	89,453	13,080,712
		28,136,179

Internet & Direct Marketing Retail : 1.25%
Expedia Incorporated	122,396	14,710,775

Media : 1.12%
Interpublic Group of Companies Incorporated	562,568	13,186,594

Specialty Retail : 1.41%
Tractor Supply Company	216,213	16,538,132

Consumer Staples : 1.16%
Household Products : 1.16%
Church & Dwight Company Incorporated	255,436	13,578,978

Energy : 7.25%
Oil, Gas & Consumable Fuels : 7.25%
Cimarex Energy Company	162,521	16,534,887
Parsley Energy Incorporated Class A †	503,347	15,241,347
RSP Permian Incorporated †	509,280	22,418,506
Targa Resources Corporation	336,209	16,638,983
WPX Energy Incorporated †	796,677	14,364,086
		85,197,809

Financials : 18.33%
Banks : 6.98%
Bank of the Ozarks Incorporated	183,997	8,287,225
First Horizon National Corporation	629,342	11,227,461
MB Financial Incorporated	246,510	11,512,017
PacWest Bancorp	314,654	15,550,201
Sterling Bancorp	791,436	18,598,746
Webster Financial Corporation	264,931	16,876,105
		82,051,755

Capital Markets : 5.12%
E*TRADE Financial Corporation †	577,859	35,341,856
Raymond James Financial Incorporated	278,300	24,866,105
		60,207,961

Insurance : 6.23%
Arch Capital Group Limited †	498,228	13,183,113
CNO Financial Group Incorporated	921,747	17,550,063
Reinsurance Group of America Incorporated	99,451	13,274,719
RenaissanceRe Holdings Limited	107,090	12,885,069

1

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Common Stock Fund

Security name	Shares	Value
Insurance (continued)
Willis Towers Watson plc	107,865	$16,352,334
		73,245,298

Health Care : 13.41%
Biotechnology : 2.52%
Alkermes plc †	231,173	9,515,081
BioMarin Pharmaceutical Incorporated †	92,247	8,689,667
Neurocrine Biosciences Incorporated †	116,485	11,443,486
		29,648,234

Health Care Equipment & Supplies : 5.72%
Haemonetics Corporation †	159,362	14,291,584
Hologic Incorporated †	487,999	19,397,960
LivaNova plc †	336,553	33,594,720
		67,284,264

Health Care Providers & Services : 4.02%
Humana Incorporated	49,063	14,602,621
Laboratory Corporation of America Holdings †	102,515	18,404,518
Universal Health Services Incorporated Class B	127,803	14,242,366
		47,249,505

Life Sciences Tools & Services : 1.15%
Agilent Technologies Incorporated	217,578	13,455,024

Industrials : 18.06%
Aerospace & Defense : 0.75%
Hexcel Corporation	133,529	8,863,655

Airlines : 1.76%
Alaska Air Group Incorporated	133,532	8,063,997
Spirit Airlines Incorporated †«	346,798	12,606,107
		20,670,104

Commercial Services & Supplies : 4.11%
Republic Services Incorporated	195,430	13,359,595
Steelcase Incorporated Class A	1,047,107	14,135,945
Stericycle Incorporated †	318,143	20,771,556
		48,267,096

Electrical Equipment : 2.42%
AMETEK Incorporated	185,680	13,398,669
Sensata Technologies Holding plc †	316,865	15,076,437
		28,475,106

Industrial Conglomerates : 1.43%
Carlisle Companies Incorporated	155,097	16,798,556

Machinery : 3.84%
Gardner Denver Holdings Incorporated †	538,966	15,840,211
Rexnord Corporation †	449,739	13,069,415
Wabtec Corporation «	164,215	16,188,315
		45,097,941

Road & Rail : 2.36%
Genesee & Wyoming Incorporated Class A †	253,079	20,580,384

2

Wells Fargo Common Stock Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Shares	Value
Road & Rail (continued)
Hertz Global Holdings Incorporated †«	467,189	$7,166,679
		27,747,063

Trading Companies & Distributors : 1.39%
MRC Global Incorporated †	754,024	16,339,700

Information Technology : 15.01%
Electronic Equipment, Instruments & Components : 0.99%
Avnet Incorporated	272,572	11,690,613

Internet Software & Services : 1.56%
Cornerstone OnDemand Incorporated †	386,024	18,309,118

IT Services : 2.88%
Amdocs Limited	194,307	12,861,180
Gartner Incorporated †	67,018	8,906,692
Global Payments Incorporated	108,125	12,054,856
		33,822,728

Semiconductors & Semiconductor Equipment : 3.27%
Integrated Device Technology Incorporated †	270,538	8,624,751
Marvell Technology Group Limited	459,854	9,859,270
Maxim Integrated Products Incorporated	192,343	11,282,840
ON Semiconductor Corporation †	391,180	8,697,887
		38,464,748

Software : 5.61%
8x8 Incorporated †	454,443	9,111,582
Fortinet Incorporated †	255,171	15,930,326
Nuance Communications Incorporated †	884,667	12,283,601
Red Hat Incorporated †	91,577	12,305,201
Zendesk Incorporated †	299,494	16,319,428
		65,950,138

Technology Hardware, Storage & Peripherals : 0.70%
Diebold Nixdorf Incorporated «	683,820	8,171,649

Materials : 6.06%
Chemicals : 2.29%
Axalta Coating Systems Limited †	436,746	13,237,777
Valvoline Incorporated	636,261	13,724,150
		26,961,927

Containers & Packaging : 1.03%
Crown Holdings Incorporated †	271,549	12,154,533

Metals & Mining : 2.74%
Royal Gold Incorporated	160,295	14,881,788
Steel Dynamics Incorporated	376,354	17,293,466
		32,175,254

Real Estate : 8.87%
Equity REITs : 8.87%
Camden Property Trust	161,751	14,740,369
CoreSite Realty Corporation	126,399	14,007,537
Hudson Pacific Properties Incorporated	442,736	15,686,136
Physicians Realty Trust	1,099,887	17,532,199

3

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Common Stock Fund

Security name			Shares	Value
Equity REITs (continued)
SBA Communications Corporation †			88,083	$14,544,265
Sun Communities Incorporated			163,130	15,967,164
Taubman Centers Incorporated			201,183	11,821,513
				104,299,183

Total Common Stocks (Cost $810,511,650)				1,147,116,847

Exchange-Traded Funds : 1.28%
SPDR S&P Biotech ETF «			158,563	15,093,612

Total Exchange-Traded Funds (Cost $7,154,277)				15,093,612

		Yield
Short-Term Investments : 5.42%
Investment Companies : 5.42%
Securities Lending Cash Investment LLC (l)(r)(u)		2.09%	51,621,605	51,626,767
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.83	12,076,004	12,076,004
Total Short-Term Investments (Cost $63,700,474)				63,702,771

Total investments in securities (Cost $881,366,401)	104.29%			1,225,913,230
Other assets and liabilities, net	(4.29)			(50,431,059)

Total net assets	100.00%			$1,175,482,171

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust
SPDR	Standard & Poor’s Depositary Receipts

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	73,560,412	270,708,190	292,646,997	51,621,605	$51,626,767
Wells Fargo Government Money Market Fund Select Class	13,029,319	222,285,930	223,239,245	12,076,004	12,076,004

					$63,702,771	5.42%

Wells Fargo Common Stock Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2018, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$110,938,907	$0	$0	$110,938,907
Consumer staples	13,578,978	0	0	13,578,978
Energy	85,197,809	0	0	85,197,809
Financials	215,505,014	0	0	215,505,014
Health care	157,637,027	0	0	157,637,027
Industrials	212,259,221	0	0	212,259,221
Information technology	176,408,994	0	0	176,408,994
Materials	71,291,714	0	0	71,291,714
Real estate	104,299,183			104,299,183
Exchange-traded funds	15,093,612	0	0	15,093,612
Short-term investments
Investment companies	12,076,004	0	0	12,076,004
Investments measured at net asset value*				51,626,767

Total assets	$1,174,286,463	$0	$0	$1,225,913,230

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $51,626,767 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Discovery Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 97.66%
Consumer Discretionary : 13.57%
Diversified Consumer Services : 3.32%
Adtalem Global Education Incorporated †	874,400	$42,058,640
Bright Horizons Family Solutions Incorporated †	472,040	48,393,541
		90,452,181

Hotels, Restaurants & Leisure : 7.37%
Eldorado Resorts Incorporated †«	807,600	31,577,160
Hilton Grand Vacations Incorporated †	1,096,038	38,032,519
Melco Crown Entertainment Limited ADR	1,304,800	36,534,400
Six Flags Entertainment Corporation «	633,940	44,407,497
Vail Resorts Incorporated	184,114	50,482,215
		201,033,791

Household Durables : 1.34%
NVR Incorporated †	12,300	36,535,305

Specialty Retail : 1.54%
Burlington Stores Incorporated †	280,065	42,158,184

Consumer Staples : 3.09%
Beverages : 1.59%
National Beverage Corporation †«	405,400	43,337,260

Food Products : 1.50%
Lamb Weston Holdings Incorporated	598,400	40,996,384

Energy : 1.19%
Oil, Gas & Consumable Fuels : 1.19%
Diamondback Energy Incorporated	247,165	32,519,499

Financials : 2.69%
Capital Markets : 1.45%
Raymond James Financial Incorporated	441,445	39,443,111

Consumer Finance : 1.24%
SLM Corporation †	2,961,800	33,912,610

Health Care : 21.10%
Biotechnology : 4.27%
Array BioPharma Incorporated †	1,235,079	20,724,626
CRISPR Therapeutics AG †«	232,069	13,636,374
Exelixis Incorporated †	1,046,338	22,517,194
Flexion Therapeutics Incorporated †«	1,151,303	29,761,183
Sarepta Therapeutics Incorporated †	169,035	22,343,046
TG Therapeutics Incorporated †«	574,500	7,554,675
		116,537,098

Health Care Equipment & Supplies : 8.57%
Haemonetics Corporation †	262,100	23,505,128
Hill-Rom Holdings Incorporated	478,170	41,763,368
Hologic Incorporated †	778,100	30,929,475
ICU Medical Incorporated †	165,061	48,470,163
Insulet Corporation †	452,395	38,770,252
iRhythm Technologies Incorporated †	324,700	26,342,911

1

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Discovery Fund

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
Nevro Corporation †	300,100	$23,962,985
		233,744,282

Health Care Providers & Services : 3.96%
Amedisys Incorporated †	413,952	35,376,338
Molina Healthcare Incorporated †	236,100	23,123,634
WellCare Health Plans Incorporated †	201,100	49,518,864
		108,018,836

Health Care Technology : 1.80%
Veeva Systems Incorporated Class A †	638,900	49,105,854

Life Sciences Tools & Services : 1.25%
Bio-Rad Laboratories Incorporated Class A †	118,500	34,191,990

Pharmaceuticals : 1.25%
GW Pharmaceuticals plc †«	119,600	16,688,984
MyoKardia Incorporated †	165,245	8,204,414
Wave Life Sciences Limited †	238,300	9,114,975
		34,008,373

Industrials : 18.48%
Aerospace & Defense : 4.26%
BWX Technologies Incorporated	618,300	38,532,456
Curtiss-Wright Corporation	357,255	42,520,490
Mercury Computer Systems Incorporated †	919,515	34,996,741
		116,049,687

Building Products : 1.47%
A.O. Smith Corporation	675,900	39,979,485

Commercial Services & Supplies : 4.53%
The Brink’s Company	634,200	50,577,450
Waste Connections Incorporated	970,329	73,046,367
		123,623,817

Machinery : 2.47%
Evoqua Water Technologies Company †	1,930,711	39,579,576
Nordson Corporation	215,300	27,646,673
		67,226,249

Professional Services : 1.32%
TransUnion	503,850	36,095,814

Road & Rail : 1.26%
Saia Incorporated †	426,600	34,490,610

Trading Companies & Distributors : 3.17%
SiteOne Landscape Supply Incorporated †	545,243	45,784,055
Univar Incorporated †	1,554,541	40,791,156
		86,575,211

Information Technology : 35.59%
Electronic Equipment, Instruments & Components : 5.16%
Littelfuse Incorporated	151,324	34,529,110
Novanta Incorporated †	540,740	33,688,102
Universal Display Corporation «	313,535	26,964,010

2

Wells Fargo Discovery Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name		Shares	Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corporation Class A †		317,800	$45,524,850
			140,706,072

Internet Software & Services : 8.89%
Box Incorporated Class A †		970,600	24,255,294
DocuSign Incorporated †«		300,850	15,930,008
Envestnet Incorporated †		511,725	28,119,289
Etsy Incorporated †		963,100	40,633,189
LogMeIn Incorporated		330,800	34,155,100
Match Group Incorporated †«		582,200	22,554,428
MercadoLibre Incorporated		136,700	40,863,731
Yandex NV Class A †		997,122	35,796,680
			242,307,719

IT Services : 13.38%
Black Knight Incorporated †		870,419	46,610,937
EPAM Systems Incorporated †		285,679	35,518,470
Euronet Worldwide Incorporated †		483,972	40,542,334
First Data Corporation Class A †		2,279,600	47,712,028
Gartner Incorporated †		420,700	55,911,030
GreenSky Incorporated Class A †		564,104	11,930,800
Switch Incorporated Class A «(l)		2,351,781	28,621,175
Total System Services Incorporated		340,600	28,787,512
WEX Incorporated †		363,600	69,258,528
			364,892,814

Semiconductors & Semiconductor Equipment : 1.11%
Teradyne Incorporated		797,200	30,349,404

Software : 6.26%
Globant SA †«		629,400	35,743,626
Proofpoint Incorporated †		311,644	35,935,670
Take-Two Interactive Software Incorporated †		488,800	57,854,368
Ultimate Software Group Incorporated †		160,300	41,246,793
			170,780,457

Technology Hardware, Storage & Peripherals : 0.79%
NCR Corporation †		718,200	21,531,636

Materials : 1.95%
Chemicals : 0.71%
Albemarle Corporation «		204,100	19,252,753

Construction Materials : 1.24%
Vulcan Materials Company		262,900	33,929,874

Total Common Stocks (Cost $2,009,254,231)			2,663,786,360

	Yield
Short-Term Investments : 10.84%
Investment Companies : 10.84%
Securities Lending Cash Investment LLC (l)(r)(u)	2.09%	220,255,310	220,277,335
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.83	75,313,112	75,313,112
Total Short-Term Investments (Cost $295,587,460)			295,590,447

3

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Discovery Fund

		Value
Total investments in securities (Cost $2,304,841,691)	108.50%	$2,959,376,807
Other assets and liabilities, net	(8.50)	(231,833,815)

Total net assets	100.00%	$2,727,542,992

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

Abbreviations:

ADR	American depositary receipt

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Common Stocks
Information Technology
IT Services
Switch Incorporated Class A	0	2,374,481	22,700	2,351,781	$28,621,175	1.05%
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	138,258,417	791,410,673	709,413,780	220,255,310	220,277,335
Wells Fargo Government Money Market Fund Select Class	63,484,377	531,927,146	520,098,411	75,313,112	75,313,112
					295,590,447	10.84

					$324,211,622	11.89%

Wells Fargo Discovery Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$370,179,461	$0	$0	$370,179,461
Consumer staples	84,333,644	0	0	84,333,644
Energy	32,519,499	0	0	32,519,499
Financials	73,355,721	0	0	73,355,721
Health care	575,606,433	0	0	575,606,433
Industrials	504,040,873	0	0	504,040,873
Information technology	970,568,102	0	0	970,568,102
Materials	53,182,627	0	0	53,182,627
Short-term investments
Investment companies	75,313,112	0	0	75,313,112
Investments measured at net asset value*				220,277,335

Total assets	$2,739,099,472	$0	$0	$2,959,376,807

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $220,277,335 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Enterprise Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 99.65%
Consumer Discretionary : 15.96%
Auto Components : 2.25%
Aptiv plc	177,985	$16,308,766

Automobiles : 1.36%
Ferrari NV	72,900	9,842,229

Diversified Consumer Services : 3.24%
Adtalem Global Education Incorporated †	231,800	11,149,580
Bright Horizons Family Solutions Incorporated †	119,700	12,271,644
		23,421,224

Hotels, Restaurants & Leisure : 7.38%
Chipotle Mexican Grill Incorporated †	21,100	9,141,195
Hilton Grand Vacations Incorporated †	287,400	9,972,780
Melco Crown Entertainment Limited ADR	350,600	9,816,800
Six Flags Entertainment Corporation «	169,300	11,859,465
Vail Resorts Incorporated	46,117	12,644,820
		53,435,060

Specialty Retail : 1.73%
Burlington Stores Incorporated †	83,100	12,509,043

Consumer Staples : 3.92%
Beverages : 2.43%
Constellation Brands Incorporated Class A	52,400	11,468,788
Monster Beverage Corporation †	106,700	6,113,910
		17,582,698

Food Products : 1.49%
Lamb Weston Holdings Incorporated	157,100	10,762,921

Energy : 1.19%
Oil, Gas & Consumable Fuels : 1.19%
Diamondback Energy Incorporated	65,600	8,630,992

Financials : 3.29%
Capital Markets : 3.29%
Intercontinental Exchange Incorporated	170,625	12,549,469
Raymond James Financial Incorporated	126,100	11,267,035
		23,816,504

Health Care : 15.24%
Biotechnology : 0.74%
Exelixis Incorporated †	250,600	5,392,912

Health Care Equipment & Supplies : 6.53%
Align Technology Incorporated †	35,000	11,974,900
Edwards Lifesciences Corporation †	107,100	15,590,547
Hill-Rom Holdings Incorporated	117,100	10,227,514
Hologic Incorporated †	238,700	9,488,325
		47,281,286

Health Care Providers & Services : 1.72%
WellCare Health Plans Incorporated †	50,600	12,459,744

1

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Enterprise Fund

Security name	Shares	Value
Health Care Technology : 1.83%
Veeva Systems Incorporated Class A †	172,200	$13,235,292

Life Sciences Tools & Services : 3.81%
Bio-Rad Laboratories Incorporated Class A †	32,000	9,233,280
Illumina Incorporated †	65,600	18,321,424
		27,554,704

Pharmaceuticals : 0.61%
GW Pharmaceuticals plc †«	31,600	4,409,464

Industrials : 19.20%
Aerospace & Defense : 2.64%
BWX Technologies Incorporated	154,800	9,647,136
Curtiss-Wright Corporation	79,716	9,487,798
		19,134,934

Airlines : 0.64%
Spirit Airlines Incorporated †«	127,500	4,634,625

Building Products : 1.36%
A.O. Smith Corporation	166,500	9,848,475

Commercial Services & Supplies : 6.31%
Cintas Corporation	84,800	15,693,936
The Brink’s Company	130,700	10,423,325
Waste Connections Incorporated	259,439	19,530,568
		45,647,829

Electrical Equipment : 2.04%
Rockwell Automation Incorporated	89,000	14,794,470

Machinery : 1.45%
Evoqua Water Technologies Company †	513,434	10,525,397

Professional Services : 1.68%
TransUnion	169,377	12,134,168

Trading Companies & Distributors : 3.08%
SiteOne Landscape Supply Incorporated †	134,800	11,319,156
Univar Incorporated †	417,046	10,943,287
		22,262,443

Information Technology : 34.23%
Electronic Equipment, Instruments & Components : 3.64%
Littelfuse Incorporated	36,300	8,282,934
Universal Display Corporation «	78,600	6,759,600
Zebra Technologies Corporation Class A †	78,800	11,288,100
		26,330,634

Internet Software & Services : 3.81%
Box Incorporated Class A †	208,600	5,212,914
Match Group Incorporated †«	121,900	4,722,406
MercadoLibre Incorporated	30,300	9,057,579
Yandex NV Class A †	240,000	8,616,000
		27,608,899

IT Services : 15.22%
Black Knight Incorporated †	222,700	11,925,585
EPAM Systems Incorporated †	81,854	10,176,908

2

Wells Fargo Enterprise Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name			Shares	Value
IT Services (continued)
First Data Corporation Class A †			919,900	$19,253,507
FleetCor Technologies Incorporated †			51,100	10,764,215
Gartner Incorporated †			119,600	15,894,840
PagSeguro Digital Limited Class A †			264,900	7,350,975
Switch Incorporated Class A «			634,524	7,722,157
Total System Services Incorporated			127,200	10,750,944
WEX Incorporated †			85,700	16,324,136
				110,163,267

Semiconductors & Semiconductor Equipment : 2.26%
Infineon Technologies AG ADR			339,000	8,668,230
Teradyne Incorporated			201,700	7,678,719
				16,346,949

Software : 9.30%
Autodesk Incorporated †			101,100	13,253,199
Electronic Arts Incorporated †			59,200	8,348,384
Nintendo Company Limited			200,900	8,194,711
ServiceNow Incorporated †			85,150	14,685,821
Take-Two Interactive Software Incorporated †			103,900	12,297,604
Ultimate Software Group Incorporated †			41,100	10,575,441
				67,355,160

Materials : 5.36%
Chemicals : 3.62%
Air Products & Chemicals Incorporated			65,300	10,169,169
Albemarle Corporation «			54,200	5,112,686
The Sherwin-Williams Company			26,800	10,922,876
				26,204,731

Construction Materials : 1.74%
Vulcan Materials Company			97,400	12,570,443

Real Estate : 1.26%
Equity REITs : 1.26%
SBA Communications Corporation †			55,400	9,147,648

Total Common Stocks (Cost $555,376,461)				721,352,911

		Yield
Short-Term Investments : 6.90%
Investment Companies : 6.90%
Securities Lending Cash Investment LLC (l)(r)(u)		2.09%	37,868,316	37,872,103
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.83	12,076,373	12,076,373
Total Short-Term Investments (Cost $49,948,476)				49,948,476

Total investments in securities (Cost $605,324,937)	106.55%			771,301,387
Other assets and liabilities, net	(6.55)			(47,444,995)

Total net assets	100.00%			$723,856,392

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	24,700,733	294,756,104	281,588,521	37,868,316	$37,872,103
Wells Fargo Government Money Market Fund Select Class	7,539,373	160,643,153	156,106,153	12,076,373	12,076,373

					$49,948,476	6.90%

Wells Fargo Enterprise Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$115,516,322	$0	$0	$115,516,322
Consumer staples	28,345,619	0	0	28,345,619
Energy	8,630,992	0	0	8,630,992
Financials	23,816,504	0	0	23,816,504
Health care	110,333,402	0	0	110,333,402
Industrials	138,982,341	0	0	138,982,341
Information technology	247,804,909	0	0	247,804,909
Materials	38,775,174	0	0	38,775,174
Real estate	9,147,648	0	0	9,147,648
Short-term investments
Investment companies	12,076,373	0	0	12,076,373
Investments measured at net asset value*				37,872,103

Total assets	$733,429,284	$0	$0	$771,301,387

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $37,872,103 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Opportunity Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 99.15%
Consumer Discretionary : 11.45%
Automobiles : 1.92%
General Motors Company	867,927	$34,196,324

Hotels, Restaurants & Leisure : 1.92%
Starbucks Corporation	702,372	34,310,872

Internet & Direct Marketing Retail : 1.82%
Amazon.com Incorporated †	19,113	32,488,277

Media : 3.09%
Comcast Corporation Class A	847,186	27,796,173
Twenty-First Century Fox Incorporated Class B	557,147	27,450,633
		55,246,806

Multiline Retail : 1.79%
Dollar General Corporation	325,054	32,050,324

Specialty Retail : 0.91%
L Brands Incorporated	442,497	16,319,289

Consumer Staples : 2.66%
Beverages : 1.41%
Molson Coors Brewing Company Class B	372,162	25,321,902

Household Products : 1.25%
Church & Dwight Company Incorporated	419,848	22,319,120

Energy : 8.10%
Oil, Gas & Consumable Fuels : 8.10%
Concho Resources Incorporated †	109,985	15,216,425
EOG Resources Incorporated	351,613	43,751,206
Noble Energy Incorporated	872,802	30,792,455
Pioneer Natural Resources Company	99,758	18,878,204
RSP Permian Incorporated †	822,223	36,194,256
		144,832,546

Financials : 16.67%
Banks : 7.48%
KeyCorp	1,776,393	34,710,719
Pinnacle Financial Partners Incorporated	445,984	27,361,118
PNC Financial Services Group Incorporated	231,834	31,320,773
Webster Financial Corporation	634,126	40,393,826
		133,786,436

Capital Markets : 4.67%
E*TRADE Financial Corporation †	876,154	53,585,579
Intercontinental Exchange Incorporated	405,740	29,842,177
		83,427,756

Insurance : 4.52%
Chubb Limited	264,737	33,626,894
Marsh & McLennan Companies Incorporated	273,250	22,398,303
Willis Towers Watson plc	163,224	24,744,758
		80,769,955

1

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Opportunity Fund

Security name	Shares	Value
Health Care : 17.14%
Biotechnology : 2.02%
Alexion Pharmaceuticals Incorporated †	109,403	$13,582,382
Celgene Corporation †	283,113	22,484,834
		36,067,216

Health Care Equipment & Supplies : 5.40%
LivaNova plc †	500,726	49,982,469
Medtronic plc	312,644	26,765,453
Zimmer Biomet Holdings Incorporated	177,741	19,807,457
		96,555,379

Health Care Providers & Services : 1.21%
Cigna Corporation	127,183	21,614,751

Health Care Technology : 0.60%
Cerner Corporation †	180,566	10,796,041

Life Sciences Tools & Services : 4.67%
Agilent Technologies Incorporated	346,064	21,400,598
Bio-Rad Laboratories Incorporated Class A †	130,722	37,718,526
Thermo Fisher Scientific Incorporated	117,352	24,308,293
		83,427,417

Pharmaceuticals : 3.24%
Mylan NV †	568,914	20,560,552
Novartis AG ADR	495,764	37,450,013
		58,010,565

Industrials : 12.31%
Aerospace & Defense : 4.80%
Airbus SE	294,235	34,335,693
Lockheed Martin Corporation	106,015	31,320,011
Safran SA	165,996	20,102,919
		85,758,623

Airlines : 1.86%
Delta Air Lines Incorporated	200,968	9,955,955
United Continental Holdings Incorporated †	334,264	23,308,229
		33,264,184

Building Products : 1.22%
Fortune Brands Home & Security Incorporated	405,815	21,788,207

Commercial Services & Supplies : 1.23%
Republic Services Incorporated	322,436	22,041,725

Machinery : 2.71%
Gardner Denver Holdings Incorporated †	876,852	25,770,680
The Timken Company	521,174	22,697,128
		48,467,808

Road & Rail : 0.49%
Hertz Global Holdings Incorporated †«	565,196	8,670,107

2

Wells Fargo Opportunity Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name		Shares	Value
Information Technology : 23.21%
Electronic Equipment, Instruments & Components : 1.64%
Amphenol Corporation Class A		336,652	$29,339,222

Internet Software & Services : 5.96%
Alphabet Incorporated Class C †		58,267	65,005,579
Facebook Incorporated Class A †		213,548	41,496,647
			106,502,226

IT Services : 4.12%
Fidelity National Information Services Incorporated		280,154	29,704,729
MasterCard Incorporated Class A		223,372	43,897,065
			73,601,794

Semiconductors & Semiconductor Equipment : 3.73%
Broadcom Incorporated		119,683	29,039,883
Texas Instruments Incorporated		340,968	37,591,722
			66,631,605

Software : 5.77%
Oracle Corporation		766,232	33,760,182
Red Hat Incorporated †		136,137	18,292,729
Salesforce.com Incorporated †		375,111	51,165,140
			103,218,051

Technology Hardware, Storage & Peripherals : 1.99%
Apple Incorporated		192,758	35,681,433

Materials : 4.96%
Chemicals : 2.30%
The Sherwin-Williams Company		100,758	41,065,938

Metals & Mining : 2.66%
Goldcorp Incorporated		1,337,252	18,333,725
Steel Dynamics Incorporated		635,388	29,196,079
			47,529,804

Real Estate : 2.65%
Equity REITs : 2.65%
American Tower Corporation		159,838	23,043,844
Equinix Incorporated		56,616	24,338,654
			47,382,498

Total Common Stocks (Cost $1,242,164,138)			1,772,484,201

	Yield
Short-Term Investments : 1.59%
Investment Companies : 1.59%
Securities Lending Cash Investment LLC (l)(r)(u)	2.09%	8,041,301	8,042,105
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.83	20,410,116	20,410,116
Total Short-Term Investments (Cost $28,452,221)			28,452,221

3

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Opportunity Fund

		Value
Total investments in securities (Cost $1,270,616,359)	100.74%	$1,800,936,422
Other assets and liabilities, net	(0.74)	(13,180,430)

Total net assets	100.00%	$1,787,755,992

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	17,482,656	168,815,908	178,257,263	8,041,301	$8,042,105
Wells Fargo Government Money Market Fund Select Class	59,194,191	260,234,074	299,018,149	20,410,116	20,410,116

					$28,452,221	1.59%

Wells Fargo Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2018, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$204,611,892	$0	$0	$204,611,892
Consumer staples	47,641,022	0	0	47,641,022
Energy	144,832,546	0	0	144,832,546
Financials	297,984,147	0	0	297,984,147
Health care	306,471,369	0	0	306,471,369
Industrials	165,552,042	54,438,612	0	219,990,654
Information technology	414,974,331	0	0	414,974,331
Materials	88,595,742	0	0	88,595,742
Real estate	47,382,498	0	0	47,382,498
Short-term investments
Investment companies	20,410,116	0	0	20,410,116
Investments measured at net asset value*				8,042,105

Total assets	$1,738,455,705	$54,438,612	$0	$1,800,936,422

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $8,042,105 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Special Mid Cap Value Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 95.76%
Consumer Discretionary : 6.23%
Auto Components : 0.87%
Aptiv plc	813,200	$74,513,516

Hotels, Restaurants & Leisure : 1.26%
The Wendy’s Company	6,258,100	107,514,158

Household Durables : 1.88%
Mohawk Industries Incorporated †	714,200	153,031,634
Whirlpool Corporation «	49,755	7,275,674
		160,307,308

Media : 0.53%
Interpublic Group of Companies Incorporated	1,951,100	45,733,784

Multiline Retail : 1.69%
Kohl’s Corporation	1,976,200	144,064,980

Consumer Staples : 4.80%
Beverages : 2.56%
Molson Coors Brewing Company Class B	3,213,676	218,658,515

Household Products : 2.24%
Church & Dwight Company Incorporated	1,288,800	68,512,608
Spectrum Brands Holdings Incorporated «	1,497,700	122,242,274
		190,754,882

Energy : 9.00%
Energy Equipment & Services : 3.50%
C&J Energy Services Incorporated †	2,917,668	68,856,965
National Oilwell Varco Incorporated	2,598,200	112,761,880
Patterson-UTI Energy Incorporated	6,523,700	117,426,600
		299,045,445

Oil, Gas & Consumable Fuels : 5.50%
Anadarko Petroleum Corporation	2,215,500	162,285,375
Cimarex Energy Company	1,686,200	171,553,988
Hess Corporation	2,025,500	135,485,695
		469,325,058

Financials : 18.65%
Banks : 5.90%
Fifth Third Bancorp	4,135,400	118,685,980
PacWest Bancorp	3,044,207	150,444,710
Regions Financial Corporation	7,583,400	134,832,852
Zions Bancorporation	1,893,700	99,779,053
		503,742,595

Capital Markets : 2.03%
Northern Trust Corporation	1,682,600	173,122,714

Insurance : 10.72%
Arch Capital Group Limited †	5,070,908	134,176,226
Brown & Brown Incorporated	7,476,100	207,312,253
FNF Group	3,416,514	128,529,257
Loews Corporation	4,129,600	199,377,088

1

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Special Mid Cap Value Fund

Security name	Shares	Value
Insurance (continued)
The Allstate Corporation	1,357,300	$123,880,771
Willis Towers Watson plc	804,300	121,931,880
		915,207,475

Health Care : 8.41%
Health Care Equipment & Supplies : 3.75%
Steris plc	971,800	102,048,718
Varian Medical Systems Incorporated †	776,200	88,269,464
Zimmer Biomet Holdings Incorporated	1,164,800	129,805,312
		320,123,494

Health Care Providers & Services : 3.02%
AmerisourceBergen Corporation	696,500	59,390,555
Humana Incorporated	442,300	131,641,749
Universal Health Services Incorporated Class B	597,800	66,618,832
		257,651,136

Life Sciences Tools & Services : 1.64%
Charles River Laboratories International Incorporated †	1,054,900	118,423,074
Waters Corporation †	111,800	21,643,362
		140,066,436

Industrials : 16.24%
Aerospace & Defense : 2.28%
Arconic Incorporated	2,138,200	36,370,782
Harris Corporation	1,093,100	157,996,674
		194,367,456

Building Products : 1.20%
Owens Corning Incorporated	1,611,230	102,103,645

Commercial Services & Supplies : 3.56%
Republic Services Incorporated	2,695,875	184,290,015
Stericycle Incorporated †	1,831,300	119,565,577
		303,855,592

Construction & Engineering : 2.82%
Jacobs Engineering Group Incorporated	3,797,443	241,099,656

Electrical Equipment : 0.85%
Acuity Brands Incorporated «	623,600	72,256,532

Industrial Conglomerates : 1.10%
Carlisle Companies Incorporated	865,000	93,688,150

Machinery : 1.17%
Deere & Company	399,400	55,836,120
The Middleby Corporation †«	424,600	44,336,732
		100,172,852

Road & Rail : 3.26%
Kansas City Southern	1,966,700	208,391,532
Ryder System Incorporated	979,500	70,386,870
		278,778,402

2

Wells Fargo Special Mid Cap Value Fund	Portfolio of investments — June 30, 2018 (unaudited)

Security name	Shares	Value
Information Technology : 10.00%
IT Services : 6.77%
Amdocs Limited	2,484,500	$164,449,055
Euronet Worldwide Incorporated †	1,276,700	106,949,159
Fidelity National Information Services Incorporated	2,049,200	217,276,676
Leidos Holdings Incorporated	1,502,100	88,623,900
		577,298,790

Semiconductors & Semiconductor Equipment : 0.58%
Analog Devices Incorporated	518,700	49,753,704

Software : 1.02%
Check Point Software Technologies Limited †	894,000	87,325,920

Technology Hardware, Storage & Peripherals : 1.63%
NCR Corporation †	4,642,820	139,191,744

Materials : 8.61%
Chemicals : 3.16%
International Flavors & Fragrances Incorporated	934,000	115,778,640
PPG Industries Incorporated	1,485,200	154,059,796
		269,838,436

Containers & Packaging : 5.45%
International Paper Company	2,694,900	140,350,392
Packaging Corporation of America	958,113	107,107,452
Sealed Air Corporation	5,117,800	217,250,610
		464,708,454

Real Estate : 6.23%
Equity REITs : 4.33%
American Campus Communities Incorporated	3,179,585	136,340,605
Invitation Homes Incorporated	5,571,128	128,470,212
Mid-America Apartment Communities Incorporated	1,045,500	105,250,485
		370,061,302

Real Estate Management & Development : 1.90%
CBRE Group Incorporated Class A †	3,393,100	161,986,594

Utilities : 7.59%
Electric Utilities : 2.90%
American Electric Power Company Incorporated	2,680,560	185,628,780
PG&E Corporation	1,455,400	61,941,824
		247,570,604

Multi-Utilities : 2.52%
Ameren Corporation	3,531,850	214,913,073

Water Utilities : 2.17%
American Water Works Company Incorporated	2,168,700	185,163,604

Total Common Stocks (Cost $7,177,823,735)		8,173,966,006

3

Portfolio of investments — June 30, 2018 (unaudited)	Wells Fargo Special Mid Cap Value Fund

Security name		Yield	Shares	Value
Short-Term Investments : 6.52%
Investment Companies : 6.52%
Securities Lending Cash Investment LLC (l)(r)(u)		2.09%	159,392,956	$159,408,895
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.83	396,901,073	396,901,073
Total Short-Term Investments (Cost $556,309,968)				556,309,968

Total investments in securities (Cost $7,734,133,703)	102.28%			8,730,275,974
Other assets and liabilities, net	(2.28)			(194,915,210)

Total net assets	100.00%			$8,535,360,764

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	131,645,898	902,058,747	874,311,689	159,392,956	$159,408,895
Wells Fargo Government Money Market Fund Select Class	450,420,430	1,471,161,102	1,524,680,459	396,901,073	396,901,073

					$556,309,968	6.52%

Wells Fargo Special Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$532,133,746	$0	$0	$532,133,746
Consumer staples	409,413,397	0	0	409,413,397
Energy	768,370,503	0	0	768,370,503
Financials	1,592,072,784	0	0	1,592,072,784
Health care	717,841,066	0	0	717,841,066
Industrials	1,386,322,285	0	0	1,386,322,285
Information technology	853,570,158	0	0	853,570,158
Materials	734,546,890	0	0	734,546,890
Real estate	532,047,896	0	0	532,047,896
Utilities	647,647,281	0	0	647,647,281
Short-term investments
Investment companies	396,901,073	0	0	396,901,073
Investments measured at net asset value*				159,408,895

Total assets	$8,570,867,079	$0	$0	$8,730,275,974

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $159,408,895 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: August 24, 2018

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date: August 24, 2018

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: August 24, 2018